                                                             File No. 33-81784
                                                                      811-8642

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              /X/
      Pre-Effective Amendment No.                                    / /


      Post-Effective Amendment No.  20                               /X/


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      /X/


      Amendment No. 17                                               /X/
                       ---------------------------------


                           (Exact Name of Registrant)
                        OHIO NATIONAL VARIABLE ACCOUNT D

                               (Name of Depositor)
                    THE OHIO NATIONAL LIFE INSURANCE COMPANY
              (Address of Depositor's Principal Executive Offices)
                                One Financial Way
                             Montgomery, Ohio 45242
                         (Depositor's Telephone Number)
                                 (513) 794-6100
                       ---------------------------------

                     (Name and Address of Agent for Service)
               Marc L. Collins, Second Vice President and Counsel
                    The Ohio National Life Insurance Company
                                  P.O. Box 237
                             Cincinnati, Ohio 45201

                                   Notice to:
                               John Blouch, Esq.
                              Dykema Gossett PLLC
                                 Suite 300 West
                               1300 I Street, NW
                             Washington, D.C. 20005
                       ---------------------------------

Approximate Date of Proposed Public Offering: As soon after the effective date of this amendment as is practicable.


It is proposed that this filing will become effective (check appropriate space):

      ___     immediately upon filing pursuant to paragraph (b)


      _X_     on May 1, 2006, pursuant to paragraph (b)


      ___     60 days after filing pursuant to paragraph (a)(i)

      ___     on (date) pursuant to paragraph (a)(i) of Rule 485.

If appropriate, check the following box:

      ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                   PROSPECTUS


                              RETIREMENT ADVANTAGE


                        OHIO NATIONAL VARIABLE ACCOUNT D
                                       OF


                    THE OHIO NATIONAL LIFE INSURANCE COMPANY

                               One Financial Way
                             Montgomery, Ohio 45242
                            Telephone (800) 366-6654
                                      for
                        GROUP VARIABLE ANNUITY CONTRACTS

This prospectus offers a group variable annuity contract allowing you to accumulate values and paying you benefits on a variable and/or fixed basis.

Variable annuities provide contract values and lifetime annuity payments that vary with the investment results of the Funds you choose. You cannot be sure that account values or annuity payments will equal or exceed your contributions.

The contracts are designed for:

- annuity purchase plans adopted by public school systems and certain tax-exempt organizations described in Section 501(c)(3) of the Internal Revenue Code (the "Code"), qualifying for tax-deferred treatment pursuant to Section 403(b) of the Code,

- other employee pension or profit-sharing trusts or plans qualifying for tax-deferred treatment under Section 401(a), 401(k) or 403(a) of the Code,

- state and municipal deferred compensation plans, and

- non-tax-qualified plans.


The minimum contribution amount is $25 per participant, unless we otherwise consent. You may make additional contributions at any time, but not more often than biweekly, unless we otherwise consent. Generally, your plan governs the maximum amounts that may be contributed.



You may direct the allocation of contributions to up to 18 investment options, including the variable subaccounts of Ohio National Variable Account D ("VAD") and the Guaranteed Account. VAD is a separate account of The Ohio National Life Insurance Company. The assets of VAD are invested in shares of the Funds. The Funds are portfolios of Ohio National Fund, Inc., Calvert Variable Series, Inc., Dreyfus Variable Investment Fund, Fidelity Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Janus Adviser Series, J.P. Morgan Series Trust II, Lazard Retirement Series, Inc., MFS Variable Insurance Trust, Prudential Series Fund, Inc., PIMCO Variable Insurance Trust, Royce Capital Fund, Legg Mason Partners Variable Portfolio I, Inc. and Van Kampen Universal Institutional Funds. See page 2 for the list of available Funds. See also the accompanying prospectuses of the Funds which might also contain information about other funds that are not available for these contracts.


You may withdraw all or part of the contract value to provide plan benefits at no charge. Amounts withdrawn may be subject to federal income tax penalties. We may charge a withdrawal charge up to 7% of amounts withdrawn other than for plan benefits (up to a maximum of 9% of all contributions). Your exercise of contract rights may be subject to the terms of the qualified employee trust or annuity plan. This prospectus contains no information about your trust or plan.


KEEP THIS PROSPECTUS FOR FUTURE REFERENCE. IT SETS FORTH THE INFORMATION ABOUT VAD AND THE VARIABLE ANNUITY CONTRACT THAT YOU SHOULD KNOW BEFORE INVESTING. ADDITIONAL INFORMATION ABOUT VAD HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IN A STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2006. WE HAVE INCORPORATED THE STATEMENT OF ADDITIONAL INFORMATION BY REFERENCE. IT IS AVAILABLE UPON REQUEST AND WITHOUT CHARGE BY WRITING OR CALLING US AT THE ABOVE ADDRESS. THE TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION IS ON THE BACK PAGE OF THIS PROSPECTUS.


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THIS PROSPECTUS SHOULD BE ACCOMPANIED BY THE CURRENT FUND PROSPECTUS.

FORM V-4827                       MAY 1, 2006

                               TABLE OF CONTENTS


Available Funds..........................     2
Glossary.................................     4
Fee Table................................     4
Accumulation Unit Values.................     5
Financial Statements.....................     6
The Ohio National Companies..............     7
  Ohio National Life.....................     7
  Ohio National Variable Account D.......     7
  The Funds..............................     7
  Mixed and Shared Funding...............     7
  Voting Rights..........................     8
Distribution of the Contracts............     8
Deductions and Expenses..................     8
  Surrender Charge.......................     8
  Deduction for Account Expenses.........     9
  Deduction for Mortality and Expense
     Fees................................     9
  Limitations on Deductions..............     9
  Transfer Fee...........................     9
  Deduction for State Premium Tax........    10
  Fund Expenses..........................    10
Description of the Contracts.............    10
Accumulation.............................    10
  Contribution Provisions................    10
  Accumulation Units.....................    10
  Crediting Accumulation Units...........    10
  Allocation of Contributions............    11
  Accumulation Unit Value and Contract
     Value...............................    11
  Net Investment Factor..................    11
  Surrender and Withdrawal...............    11
  Transfers among Subaccounts............    12
  Electronic Access......................    13
  Payment of Plan Benefits...............    14
Guaranteed Account.......................    14
Annuity Benefits.........................    15
  Purchasing an Annuity..................    15
  Annuity Options........................    15
  Determination of Amount of the First
     Variable Annuity Payment............    16
  Annuity Units and Variable Payments....    16
  Transfers after Annuity Purchase.......    16
Other Contract Provisions................    17
  Assignment.............................    17
  Reports and Confirmations..............    17
  Substitution for Fund Shares...........    17
  Contract Owner Inquires................    17
Performance Data.........................    17
Federal Tax Status.......................    18
  Tax-Deferred Annuities.................    19
  Qualified Pension or Profit-Sharing
     Plans...............................    20
  Withholding on Annuity Payments........    20
Appendix A...............................    21
Statement of Additional Information
  Contents...............................    30


                                AVAILABLE FUNDS

The investment adviser for Ohio National Fund, Inc. is its affiliate; Ohio National Investments, Inc. Subadvisers for certain portfolios are shown below in parentheses.


OHIO NATIONAL FUND, INC.                       ADVISER (SUBADVISER)
Equity Portfolio                               (Legg Mason Capital Management, Inc.)
Money Market Portfolio                         Ohio National Investments, Inc.
Bond Portfolio                                 Ohio National Investments, Inc.
Omni Portfolio (an asset allocation fund)      (Suffolk Capital Management, LLC)
International Portfolio                        (Federated Global Investment Management Corp.)
International Small Company Portfolio          (Federated Global Investment Management Corp.)
Capital Appreciation Portfolio                 (Jennison Associates LLC)
Millennium (formerly called Discovery)         (Neuberger Berman Management Inc.)
  Portfolio
Aggressive Growth Portfolio                    (Janus Capital Management LLC)
Small Cap Growth (formerly called Core
  Growth) Portfolio                            (Janus Capital Management LLC)
Mid Cap Opportunity (formerly Growth &         (RS Investment Management, L.P.)
  Income) Portfolio
Capital Growth Portfolio                       (Eagle Asset Management, Inc.)
S&P 500 Index(R) Portfolio                     Ohio National Investments, Inc.
High Income Bond Portfolio                     (Federated Investment Management Company)
Blue Chip Portfolio                            (Federated Equity Management Company of Pennsylvania)
Nasdaq-100(R) Index Portfolio                  Ohio National Investments, Inc.
Bristol Portfolio (large cap stocks)           (Suffolk Capital Management, LLC)
Bryton Growth Portfolio (small/mid cap         (Suffolk Capital Management, LLC)
  stocks)
U.S. Equity Portfolio                          (ICON Advisers, Inc.)
Balanced Portfolio                             (ICON Advisers, Inc.)
Covered Call Portfolio                         (ICON Advisers, Inc.)


FORM V-4827


CALVERT VARIABLE SERIES, INC.
Social Equity Portfolio                        (Atlanta Capital Management Company, L.L.C.)
DREYFUS VARIABLE INVESTMENT FUND (SERVICE SHARES)
Appreciation Portfolio                         (Fayez Sarofim & Co.)
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
  FUND SERVICE CLASS 2
VIP Contrafund(R) Portfolio (a value           Fidelity Management & Research Company
  fund)
VIP Mid Cap Portfolio                          Fidelity Management & Research Company
VIP Growth Portfolio                           Fidelity Management & Research Company
VIP Equity Income Portfolio                    Fidelity Management & Research Company
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
  TRUST (CLASS 2 SHARES)
Franklin Income Securities Fund                Franklin Advisers, Inc.
Franklin Flex Cap Growth Securities Fund       Franklin Advisers, Inc.
Templeton Foreign Securities Fund              Templeton Investment Counsel, LLC
GOLDMAN SACHS VARIABLE INSURANCE TRUST
Goldman Sachs Growth and Income Fund           Goldman Sachs Asset Management, L.P.
Goldman Sachs Structured U.S. Equity Fund      Goldman Sachs Asset Management, L.P.
Goldman Sachs Capital Growth Fund              Goldman Sachs Asset Management, L.P.
JANUS ADVISER SERIES
Janus Adviser Large Cap Growth Fund            Janus Capital Management LLC
Janus Adviser Worldwide Fund                   Janus Capital Management LLC
Janus Adviser Balanced Fund                    Janus Capital Management LLC
Janus Adviser International Fund               Janus Capital Management LLC
J.P. MORGAN SERIES TRUST II
JPMorgan Mid Cap Value Portfolio               J.P. Morgan Investment Management Inc.
JPMorgan Small Company Portfolio               J.P. Morgan Investment Management Inc.
LAZARD RETIREMENT SERIES, INC. (SERVICE SHARES)
Lazard Retirement Small Cap Portfolio          Lazard Asset Management
Lazard Retirement Emerging Markets             Lazard Asset Management
  Portfolio
Lazard Retirement International Equity         Lazard Asset Management
  Portfolio
Lazard Retirement Equity Portfolio             Lazard Asset Management
LEGG MASON PARTNERS VARIABLE PORTFOLIO I, INC. (CLASS I)
  (FORMERLY SALOMON BROTHERS VARIABLE SERIES FUNDS INC.)
Legg Mason Partners Variable All Cap           Salomon Brothers Asset Management, Inc.
Portfolio
Legg Mason Partners Variable Investors         Salomon Brothers Asset Management, Inc.
Portfolio
MFS(R) VARIABLE INSURANCE TRUST(SM) (SERVICE CLASS)
MFS(R) Investors Growth Stock Series           Massachusetts Financial Services Company
MFS(R) Mid Cap Growth Series                   Massachusetts Financial Services Company
MFS(R) New Discovery Series                    Massachusetts Financial Services Company
MFS(R) Total Return Series                     Massachusetts Financial Services Company
PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE SHARES)
Real Return Portfolio                          Pacific Investment Management Company LLC
Total Return Portfolio                         Pacific Investment Management Company LLC
Global Bond Portfolio                          Pacific Investment Management Company LLC
THE PRUDENTIAL SERIES FUND, INC.
Jennison Portfolio (a growth stock fund)       Jennison Associates LLC
Jennison 20/20 Focus Portfolio (a value        Jennison Associates LLC
  and growth fund)
ROYCE CAPITAL FUND
Royce Small-Cap Portfolio                      Royce & Associates, LLC
Royce Micro-Cap Portfolio                      Royce & Associates, LLC
VAN KAMPEN UNIVERSAL INSTITUTIONAL FUNDS
U.S. Real Estate Portfolio                     Van Kampen*
Core Plus Fixed Income Portfolio               Van Kampen*


* Morgan Stanley Investment Management Inc., the investment adviser to this portfolio, does business in certain instances as Van Kampen.

FORM V-4827

                                    GLOSSARY



Accumulation Units -- Until annuity payments begin, your contract's value in each subaccount is measured by accumulation units. The dollar value of each unit varies with the investment results of the subaccount's corresponding Fund.



Annuitant -- A living person whose length of life determines the number and value of annuity payments to be made.



Annuity Unit -- After annuity payments begin, the amount of each payment depends upon the value of your annuity units. The dollar value of each unit varies with the investment results of the subaccount's corresponding Fund.



Fund -- A mutual fund in which subaccount assets may be invested. See the list of "Available Funds" beginning on page 2.



Subaccount -- A subdivision of VAD. The assets of each subaccount are invested in a corresponding available Fund.



Surrender -- To redeem the contract before annuity payments begin and receive its value minus any applicable surrender charge.



Valuation Period -- A period of time usually ending at 4:00 p.m. Eastern time on each day the New York Stock Exchange is open for unrestricted trading. Accumulation unit and annuity unit values for each annuity period are determined at the end of that valuation period.



VAD (Variable Account D) -- A separate account of The Ohio National Life Insurance Company consisting of assets segregated from Ohio National's general assets for the purpose of funding annuity contracts whose values vary with the investment results of the separate account's underlying Funds.



Withdraw -- To receive part of the contract's value without entirely redeeming the contract.


                                   FEE TABLE

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES YOU WILL PAY WHEN YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS (FUNDS). STATE PREMIUM TAXES MAY ALSO BE DEDUCTED IF APPLICABLE.


            CONTRACT OWNER TRANSACTION EXPENSES                    YEARS                CHARGE
            -----------------------------------                -------------   ------------------------
The Surrender Charge is a percentage of value withdrawn; the percentage varies with the number of years from the
  establishment of each participant's account. (No charge
  for withdrawals for plan payments.)                               1st                    7%
                                                                    2nd                    6%
                                                                    3rd                    5%
                                                                    4th                    4%
                                                                    5th                    3%
                                                                    6th                    2%
                                                                    7th                    1%
                                                               8th and later               0%
Transfer Fee (this fee is currently being waived)                                         $5
Premium Tax (charged upon annuitization)                                        0.5% to 5.0%
                                                                               depending on state law


THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES YOU WILL PAY PERIODICALLY WHILE YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.

SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average account value)

Mortality and Expense Risk Fees                          1.00%
Account Expenses                                         0.35%
                                                         ----
Total Separate Account Annual Expenses                   1.35%

FORM V-4827

THE NEXT ITEM SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES INCURRED BY THE FUNDS DURING THE TIME YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


                                                              MINIMUM      MAXIMUM
                                                              WITHOUT      WITHOUT
                                                              WAIVERS      WAIVERS
                                                              -------      -------
TOTAL ANNUAL FUND OPERATING EXPENSES (expenses deducted from
  Fund assets, including management fees, distribution
  (12b-1) fees and other Fund operating expenses)              0.37%         3.57%


EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND FUND FEES AND EXPENSES FOR THE MOST EXPENSIVE AVAILABLE FUND.


THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF PREMIUM TAXES, TYPICALLY CHARGED UPON ANNUITIZATION, SURRENDER OR WHEN ASSESSED. IF THE PREMIUM TAXES WERE REFLECTED, THE CHARGES WOULD BE HIGHER.


THE EXAMPLE ASSUMES YOU INVEST $10,000 IN THE CONTRACT FOR THE PERIODS INDICATED. THE EXAMPLE ALSO ASSUMES YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE MAXIMUM FEES AND EXPENSES OF THE MOST EXPENSIVE AVAILABLE FUND. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE PERIOD:


1 YEAR         3 YEARS        5 YEARS        10 YEARS
------         -------        -------        --------
$1,193         $1,979         $2,766          $4,940


(2) IF YOU ANNUITIZE AT THE END OF THE APPLICABLE PERIOD, OR IF YOU DO NOT SURRENDER YOUR CONTRACT:


1 YEAR         3 YEARS        5 YEARS        10 YEARS
------         -------        -------        --------
$492           $1,478         $2,465          $4,940


                            ACCUMULATION UNIT VALUES

This series of variable annuity contracts began on January 25, 1995. Since then, the following changes have been made to available funds:

March 31, 1995                 Ohio National Fund International Small Company
                               and Aggressive Growth portfolios were added

January 3, 1997                Ohio National Fund S&P 500 Index, Small Cap
                               Growth (originally called Core Growth), Mid Cap
                               Opportunity (originally called Growth & Income) and Social Awareness portfolios were added

November 1, 1999               Ohio National Fund Capital Growth, High Income
                               Bond, and Blue Chip portfolios, the Dow Target
                               Variable Funds, the Goldman Sachs Variable
                               Insurance Trust funds, the Janus Adviser Series funds, the Lazard Retirement Series portfolios, the Strong Variable Insurance Funds and the Van
                               Kampen (formerly Morgan Stanley) Universal
                               Institutional Funds U.S. Real Estate portfolio were added

May 1, 2000                    Ohio National Fund Nasdaq-100 Index portfolio and
                               Fidelity Variable Insurance Products Fund portfolios were added

May 1, 2001                    Dow Target Variable Fund and Strong Multi Cap
                               Value Fund II (formerly called Strong Schafer
                               Value Fund II) were no longer available in new contracts

November 1, 2001               J.P. Morgan Series Trust portfolios and MFS
                               Variable Insurance Trust funds were added

FORM V-4827

May 1, 2002                    Ohio National Fund Bristol and Bryton Growth
                               portfolios were added

November 1, 2002               PIMCO Variable Insurance Trust funds were added

May 1, 2003                    Dreyfus Variable Investment Fund and Royce
                               Capital Fund added. Calvert Variable Series, Inc.
                               Social Equity portfolio replaced Ohio National
                               Fund Social Awareness portfolio through merger, and (for contracts issued before May 1, 2001) The
                               Dow Target Variable Fund LLC Quarterly portfolios replaced monthly portfolios through mergers

October 1, 2003                Fidelity VIP Equity-Income Portfolio was added,
                               Janus Adviser International Portfolio was added,
                               PBHG Insurance Fund was added, The Prudential
                               Series Fund was added, UBS Series Trust was added, Van Kampen Core Plus Fixed Income
                               Portfolio was added.

May 1, 2004                    PBHG Series Trust were no longer available for
                               new contracts. The Strong Variable Insurance
                               Funds, Inc. were no longer available in new contracts.

May 1, 2005                    Ohio National Fund U.S. Equity, Balanced and
                               Covered Call portfolios added. Salomon Brothers
                               Variable Series, All Cap Fund and Investors Fund added. The Lazard Retirement Series Lazard
                               Retirement International Equity Portfolio and
                               Equity Portfolio were added. Franklin Templeton
                               Variable Insurance Products Trust funds were added.


May 1, 2006                    Goldman Sachs CORE(sm) U.S. Equity Fund changed
                               its name to Goldman Sachs Structured U.S. Equity
                               Fund. Salomon Brothers Variable Series Funds,
                               Inc. changed its name to Legg Mason Partners
                               Variable Portfolios I, Inc.



Attached as Appendix A is a table showing selected information concerning Accumulation Units for each Sub-Account for each of the last ten calendar years, or since inception if less. The Accumulation Unit values do not reflect the deduction of certain charges that are subtracted from your annuity contract value. The information in the table for the last five calendar years is also included in the Separate Account's financial statements. To obtain a more complete picture of each Sub-Account's financial status and performance, you should review the Separate Account's financial statements which are contained in the Statement of Additional Information.



                              FINANCIAL STATEMENTS


The complete financial statements of VAD and Ohio National Life, including the Independent Registered Public Accounting Firm's Reports for them, may be found in the Statement of Additional Information.

FORM V-4827

                          THE OHIO NATIONAL COMPANIES

OHIO NATIONAL LIFE


Ohio National Life was organized under the laws of Ohio on September 9, 1909 as a stock life insurance company. We are now ultimately owned by a mutual holding company (Ohio National Mutual Holdings, Inc.) with the majority ownership being by our policyholders. We write life, accident and health insurance and annuities in 47 states, the District of Columbia and Puerto Rico. Currently, we have assets of approximately $20.5 billion and equity of approximately $1.2 billion. Our home office is located at One Financial Way, Montgomery, Ohio 45242.


OHIO NATIONAL VARIABLE ACCOUNT D


We established VAD on August 1, 1969 as a separate account under Ohio law for the purpose of funding variable annuity contracts. (Until 1993, VAD was used to fund group variable annuity contracts unrelated to the contracts offered in this prospectus. Those unrelated group variable annuity contracts are now funded through another separate account.) Contributions for the contracts are allocated to one or more subaccounts of VAD. However, a participant's account values may not be allocated to more than 18 investment options, including the variable subaccounts and the Guaranteed Account, at any one time. Income, gains and losses, whether or not realized, from assets allocated to VAD are, credited to or charged against VAD without regard to our other income, gains or losses. The assets maintained in VAD will not be charged with any liabilities arising out of any of our other business. Nevertheless, all obligations arising under the contracts, including the commitment to make annuity payments, are our general corporate obligations. Accordingly, all of our assets are available to meet our obligations under the contracts. VAD is registered as a unit investment trust under the Investment Company Act of 1940.


The assets of each subaccount of VAD are invested at net asset value in Fund shares.

THE FUNDS

The Funds are mutual funds registered under the Investment Company Act of 1940. Fund shares are sold only to insurance company separate accounts to fund variable annuity contracts and variable life insurance policies and, in some cases, to qualified plans. The value of each Fund's investments fluctuates daily and is subject to the risk that Fund management may not anticipate or make changes necessary in the investments to meet changes in economic conditions.

The Funds receive investment advice from their investment advisers. The Funds pay each of the investment advisers a fee as shown in the prospectus for each Fund. In some cases, the investment adviser pays part of its fee to a subadviser.

Affiliates of certain Funds may compensate us based upon a percentage of the Fund's average daily net assets that are allocated to VAD. These percentages vary by Fund. This is intended to compensate us for administrative and other services we provide to the Funds and their affiliates.

For additional information concerning the Funds, including their fees, expenses and investment objectives, see the Fund prospectuses. Read them carefully before investing. They may contain information about other funds that are not available as investment options for these contracts. You cannot be sure that any Fund will achieve its stated objectives and policies.

The investment policies, objectives and/or names of some of the Funds may be similar to those of other investment companies managed by the same investment adviser or subadviser. However, similar funds often do not have comparable investment performance. The investment results of the Funds may be higher or lower than those of the other funds.

MIXED AND SHARED FUNDING

In addition to being offered to VAD, certain Fund shares are offered to our other separate accounts for variable annuity contracts and a separate account of Ohio National Life Assurance Corporation for variable life insurance

FORM V-4827
contracts. Fund shares may also be offered to other insurance company separate accounts and qualified plans. It is conceivable that in the future it may become disadvantageous for one or more of variable life and variable annuity separate accounts, or separate accounts of other life insurance companies, and qualified plans, to invest in Fund shares. Although neither we nor any of the Funds currently foresee any such disadvantage, the Board of Directors or Trustees of each Fund will monitor events to identify any material conflict among different types of owners and to determine if any action should be taken. That could possibly include the withdrawal of VAD's participation in a Fund. Material conflicts could result from such things as:

- changes in state insurance law;

- changes in federal income tax law;

- changes in the investment management of any Fund; or

- differences in voting instructions given by different types of owners.

VOTING RIGHTS

We will vote Fund shares held in VAD at Fund shareholders meetings in accordance with voting instructions received from contract owners. We will determine the number of Fund shares for which you are entitled to give instructions as described below. This determination will be within 90 days before the shareholders meeting. Fund proxy material and forms for giving voting instructions will be distributed to each owner. We will vote Fund shares held in VAD, for which no timely instructions are received, in proportion to the instructions that we do receive for VAD.

The number of Fund shares for which you may instruct us is determined by dividing your contract value in each Fund by the net asset value of a share of that Fund as of the same date. For variable annuities purchased for participants, the number of Fund shares for which you may instruct us is determined by dividing the actuarial liability for those variable annuities by the net asset value of a Fund share as of the same date. Generally, the number of votes tends to decrease as annuity payments progress.

                         DISTRIBUTION OF THE CONTRACTS

The contracts are sold by our insurance agents who are also registered representatives of (a) The O. N. Equity Sales Company ("ONESCO"), a wholly-owned subsidiary of ours, or (b) other broker-dealers that have entered into distribution agreements with Ohio National Equities, Inc. ("ONEQ") another wholly-owned subsidiary of ours. ONEQ is the principal underwriter of the contracts. Each of ONEQ, ONESCO and the other broker-dealers is registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. We pay ONEQ compensation equal to no more than 5% of contributions. ONEQ then pays part of that amount to ONESCO and the other broker-dealers. ONESCO and the other broker-dealers pay their registered representatives from their own funds. Contributions on which nothing is paid to registered representatives may not be included in amounts on which we pay the fee to ONEQ. If our withdrawal charge is not sufficient to recover the fee paid to ONEQ any deficiency will be made up from general assets. These include, among other things, any profit from the mortality and expense risk charges. ONEQ's address is One Financial Way, Montgomery, Ohio 45242.

                            DEDUCTIONS AND EXPENSES

SURRENDER CHARGE

There is no deduction from contributions to pay sales expense. We may assess a surrender charge if you surrender the contract or withdraw part of its value (except to make plan payments). The purpose of this charge is to defray expenses relating to the sale of the contract, including compensation to sales personnel, cost of sales literature and prospectuses, and other expenses related to sales activity. The surrender charge equals a percent of the contract value

FORM V-4827
withdrawn. This percent varies by the number of years from the date the participant's account was established under the contract until the day the withdrawal occurs as follows:

  YEAR OF
WITHDRAWAL    PERCENTAGE
----------    ----------
     1          7%
     2          6%
     3          5%
     4          4%
     5          3%
     6          2%
     7          1%
8 and later     0%


The total of all surrender charges together with any distribution expense risk charges made against any participant account will never exceed 9% of the total contributions made to that participant account. If the trustee of a retirement plan qualifying under Section 401, 403(b), or 457 of the Code uses values of at least $250,000 from an Ohio National Life individual or group annuity to provide the first purchase payment for a contract offered under this prospectus, this contract will be treated (for purposes of determining the withdrawal charge) as if each existing participant's account funded with any portion of that first purchase payment had been established at the same time as the original annuity (or the same time the individual annuity was issued to the participant) and as if the purchase payments made for the fixed annuity had been made for this contract. This does not apply to participants added after this contract is issued.


DEDUCTION FOR ACCOUNT EXPENSES


At the end of each valuation period, we deduct an amount presently equal to 0.35% on an annual basis, of the contract value. This deduction reimburses us for account administrative expenses. Examples of these expenses are expenses for accounting, auditing, legal, contract owner services, reports to regulatory authorities and contract owners, contract issue, etc.


DEDUCTION FOR MORTALITY AND EXPENSE FEES

We guarantee that the contract value will not be affected by any excess of sales and administrative expenses over the deductions for them. We also guarantee that variable annuity payments will not be affected by adverse mortality experience or expenses.


For assuming these risks, when we determine the accumulation unit values and the annuity unit values for each subaccount, we make a deduction from the applicable investment results equal to 1.00% of the contract value on an annual basis. The risk charge is an indivisible whole of the amount currently being deducted. However, we believe that a reasonable allocation would be 0.40% for mortality risk, and 0.60% for expense risk. We hope to realize a profit from this charge. However, there will be a loss if the deduction fails to cover the actual risks involved.


LIMITATIONS ON DEDUCTIONS

The contracts provide that we may reduce the deductions for administrative expense, mortality and expense risks, and distribution expense risk at any time. Each of these deductions may be increased for new contracts, not more often than annually, and the total of all these deductions may never exceed 1.35% per year.

TRANSFER FEE

We may charge a transfer fee of $5 for each transfer of a participant's account values from one subaccount to another. The fee is charged against the subaccount from which the transfer is made. Only one charge is assessed for transfers

FORM V-4827

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

out of any one subaccount, even if the transfer is to multiple subaccounts. We are not currently charging this fee. Other restrictions on transfers may apply. See "Transfers among Subaccounts" below.


DEDUCTION FOR STATE PREMIUM TAX



Depending on your state, a premium tax or some similar charge may be levied based on the amount of your annuity purchase payments. We will deduct from your contract value the amount of any applicable premium taxes or similar assessment charged by any state or other governmental entity. While the rates are subject to change, the range for the premium tax is currently between 0.0% and 5.0%. If a charge is assessed, we will deduct that amount from your contract value at the time the contract is surrendered, at the time you annuitize, or at such earlier time that we may become subject to the premium tax.



FUND EXPENSES


There are deductions from, and expenses paid out of, the assets of the Funds. These are described in the Fund prospectus.

                          DESCRIPTION OF THE CONTRACTS


                                  ACCUMULATION



CONTRIBUTION PROVISIONS



The contracts provide for minimum contributions of $25 per participant, unless we otherwise consent. Your plan defines the maximum contributions allowed. You may make contributions at any time but not more often than biweekly, unless we otherwise consent. We may agree to modify any of these limits. If the check for your contribution is dishonored, you will be liable to us for any changes in the market value between the date we receive your check and the date we are notified that the payment was dishonored. We will deduct any amount due for this reason from your contract value.



ACCUMULATION UNITS



The contract value is measured by accumulation units. These units are credited to the contract when you make each contribution. (See "Crediting Accumulation Units", below). The number of units remains constant between contributions, but their dollar value varies with the investment results of each Fund to which contributions are allocated.



CREDITING ACCUMULATION UNITS


Your registered representative will send application forms or orders, together with the first contribution, to our home office for acceptance. Upon acceptance, we issue a contract and we credit the first contribution to the contract in the form of accumulation units. If all information necessary for processing the contribution is complete, your first contribution will be credited within two business days after receipt. If this cannot be done within five business days, we will return the contribution immediately unless you specifically consent to having us retain the contribution until the necessary information is completed. After that, we will credit the contribution within two business days. You must send any additional contributions directly to our home office. They will then be applied to provide that number of accumulation units (for each subaccount) determined by dividing the amount of the contribution by the unit value next computed after we receive the payment at our home office. Payments received after 4 p.m. (Eastern time) on any process day (except on those days when the New York Stock Exchange closes early) will be priced at the next calculated unit value.

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ALLOCATION OF CONTRIBUTIONS



You may allocate contributions among up to 18 investment options, including variable Funds and the Guaranteed Account. The amount allocated to any Fund or the Guaranteed Account must equal a whole percent. You may change your allocation of future contributions at any time by sending written notice to our home office.


ACCUMULATION UNIT VALUE AND CONTRACT VALUE

We set the original accumulation unit value of each subaccount of VAD at the beginning of the first valuation period for each such subaccount. We determine the unit value for any later valuation period by multiplying the unit value for the immediately preceding valuation period by the net investment factor (described below) for such later valuation period. We determine a contract's value by multiplying the total number of units (for each subaccount) credited to the contract by the unit value (for such subaccount) for the current valuation period.

NET INVESTMENT FACTOR

The net investment factor measures the investment results of each subaccount. The investment performance and expenses of each Fund, and the deduction of contract charges, affect daily changes in the subaccounts' accumulation unit values. The net investment factor for each subaccount for any valuation period is determined by dividing (a) by (b), then subtracting (c) from the result, where:

(a) is

     (1) the net asset value of the corresponding Fund share at the end of a valuation period, plus

     (2) the per share amount of any dividends or other distributions declared for that Fund if the "ex-dividend" date occurs during the valuation period, plus or minus

     (3) a per share charge or credit for any taxes paid or reserved for, the maintenance or operation of that subaccount, (no federal income taxes apply under present law.);

(b) is the net asset value of the corresponding Fund share at the end of the preceding valuation period; and

(c) is the deduction for administrative expenses and risk undertakings.

SURRENDER AND WITHDRAWAL


You may surrender (totally withdraw the value of) the contract, or you may make withdrawals from it. You must make all surrender or withdrawal requests in writing delivered to us at the address on the first page of this prospectus. The withdrawal charge may apply to these transactions. The withdrawal will be made from your values in each Fund. The amount you may withdraw is the contract value less any withdrawal charge. We will pay you within seven days after we receive your request. However, we may defer payments of Guaranteed Account values as described below. Withdrawals are limited or not permitted in connection with certain retirement plans. For tax consequences of a withdrawal, see "Federal Tax Status."


If you request a withdrawal that includes contract values derived from contributions that have not yet cleared the banking system, we may delay mailing that portion which relates to such contributions until the check for the contribution has cleared.

The right to withdraw may be suspended or the date of payment postponed:

- for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings) or during which the Securities and Exchange Commission has restricted trading on the Exchange;

- for any period during which an emergency, as determined by the Commission, exists as a result of which disposal of securities held in a Fund is not reasonably practical, or it is not reasonably practical to determine the value of a Fund's net assets; or

FORM V-4827

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

- such other periods as the Commission may order to protect security holders.

TRANSFERS AMONG SUBACCOUNTS

You may transfer contract values from one or more Funds to one or more other Funds. You may make transfers at any time before annuity payments begin. The amount of any transfer must be at least $500 (or the entire value of the contract's interest in a Fund, if less). Not more than 20% of a contract's Guaranteed Account value (or $1,000, if greater) as of the beginning of the calendar year may be transferred to variable Funds during that calendar year.

We may limit the number, frequency, method or amount of transfers. We may limit transfers from any Fund on any one day to 1% of the previous day's total net assets of that Fund if we or the Fund in our discretion, believe that the Fund might otherwise be damaged. In determining which requests to honor, scheduled transfers (under a DCA program, if offered) will be made first, followed by mailed written requests in the order postmarked and, lastly, telephone, facsimile and other electronic requests in the order received. This policy will be applied uniformly without exception. We will notify you if your requested transfer is not made. Current SEC rules preclude us from processing at a later date those requests that were not honored. Accordingly, you would need to submit a new transfer request in order to make a transfer that was not honored because of these limitations.

Certain third parties may offer you asset allocation or timing services for your contract. We will honor transfer requests from these third parties only if you give us a written power of attorney to do so. Fees you pay for such asset allocation or timing services are in addition to any contract charges. WE DO NOT ENDORSE, APPROVE OR RECOMMEND THESE SERVICES.


We discourage excessive trading and market timing through your contract. Excessive trading into and out of the portfolios can disrupt portfolio investment strategies and increase the portfolios' operating expenses. In addition, excessive trading lowers overall portfolio performance for long term investors, prevents portfolio manager from taking timely advantage of investment opportunities, and creates liquidity risks for the portfolios. The contract and the underlying portfolios are not designed to accommodate excessive trading practices. We and the portfolios reserve the right, in our sole discretion, to restrict, reject or cancel purchase and exchange orders which we believe represent excessive or disruptive trading. We will contact you the next business day by telephone to inform you that your requested transaction has been rejected. If we are unable to contact you by telephone, we will contact you or your registered representative in writing to inform you of the rejected transaction. Listed below are some, but not necessarily all the steps we may take to discourage excessive trading and market timing.


The first time the contract owner is determined to have traded excessively, we will notify the contract owner in writing that his or her contract will be monitored for additional transactions in excess of the established limits and such subsequent activity may result in suspension of electronic transfer privileges and/or suspension of all transfer privileges. The established limits are determined internally as a protection against frequent trading and are not disclosed in the prospectus or otherwise made public.

Upon the second instance of excessive trading, the contract owner will be advised that his or her electronic transfer privileges have been suspended and that all transfer requests must be submitted in writing and delivered via U.S. mail.

Upon the third instance of excessive trading, transfers of contract values will only be permitted into the money market portfolio and all transfer privileges will be suspended. The contract owner will be informed in writing of the denial of future transfer privileges. If a contract owner decides to surrender the contract following suspension of transfer privileges, the contract owner will incur the resulting surrender charge.

We may, in our sole discretion take any contract off of the list of monitored contracts, or restore suspended transfer privileges if we determine that the transactions were inadvertent or were not done with the intent to market time. OTHERWISE, ALL OF OUR POLICIES RELATED TO EXCESSIVE TRADING AND MARKET TIMING AS DESCRIBED IN THIS SECTION WILL BE APPLIED TO ALL CONTRACT OWNERS UNIFORMLY AND WITHOUT EXCEPTION. Other trading activities may be detrimental to

FORM V-4827
the portfolios. Therefore, we may place a contract on the list of monitored contracts despite the fact the contract owner has not exceeded the established transfer limits. You may be deemed to have traded excessively, even if you have not exceeded the number of free transfers permitted by your contract.


Some of the factors we may consider when determining whether or not to place a contract on the list of monitored contracts may include, but not be limited to:

- The number of transfers made in a defined period;

- The dollar amount of the transfer;

- The total assets of the portfolios involved in the transfer;

- The investment objectives of the particular portfolios involved in your transfers; and/or

- Whether the transfer appears to be a part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies.

Contract owners who have not engaged in market timing or excessive trading may also be prevented from transferring contract values if we, or the portfolios, believe that an intermediary associated with the contract owner's account has otherwise been involved in market timing or excessive trading on behalf of other contract owners. Likewise, contract owners who have not engaged in intentional market timing or engaged in intentional disruptive or excessive trading may have their transfers rejected or their transfer privileges suspended if their trading activity generates an exception report in our transfer monitoring systems.

Contract owners seeking to engage in excessive trading practices may deploy a variety of strategies to avoid detection, and there is no guarantee that we or the portfolios will be able to identify such contract owners or curtail their trading practices. Our ability and the ability of the portfolios to detect and curtail excessive trading practices may also be limited by operational systems and technology limitations. In addition, because the portfolios receive orders from omnibus accounts, which is common among funds offering portfolios to insurance companies offering variable products, the portfolios may not be able to detect an individual's excessive trading practices through these omnibus accounts.

We may alter or amend this policy as required to comply with state or federal regulations and such regulations may impose stricter standards than currently adopted by us or the portfolios.

ELECTRONIC ACCESS


If you give us a pre-authorization form, contract and unit values and interest rates can be checked by telephoning us at 1-877-777-1112, #1 or by accessing our web site at any time at www.ohionational.com. You may also request transfers and change allocations on our web site. You may only make one telephone, facsimile or electronic (collectively, "electronic") transfer per day.



Orders to purchase, redeem or transfer shares received after the close of the New York Stock Exchange, typically 4:00 p.m. (Eastern time), will not become effective until the next business day.


We will honor pre-authorized electronic transfer instructions from anyone who provides the personal identifying information requested. We will not honor electronic requests after the annuitant's death. For added security, we send the contract owner a written confirmation of all electronic transfers on the next business day. However, if we cannot complete a transfer as requested, our customer service representative will contact the contract owner in writing sent within 48 hours of the electronic request. YOU MAY THINK THAT YOU HAVE LIMITED THIS ACCESS TO YOURSELF, OR TO YOURSELF AND YOUR REPRESENTATIVE. HOWEVER, ANYONE GIVING US THE NECESSARY IDENTIFYING INFORMATION CAN USE ELECTRONIC ACCESS ONCE YOU AUTHORIZE ITS USE.

Please note that telephone and/or other means of electronic communication may not always be available. Any telephone or electronic device, whether it is yours, your service provider's, your agent's or ours can experience

FORM V-4827
inaccessibility, power outages or slowdowns for a variety of reasons. These periods of inaccessibility may delay or prevent our receipt and processing of your requests. Although we have taken precautions and have emergency contingency plans to limit these problems, we cannot promise complete reliability under all circumstances. If you experience such problems, you should make your transfer request by writing to our home office.

We reserve the right to limit or restrict electronic access in any form at any time as to any contract owner.

PAYMENT OF PLAN BENEFITS

At the contract owner's request, and upon receipt of due proof of a participant's death, disability, retirement or termination of employment, we will apply that participant's account value to provide a benefit prescribed by the plan. No withdrawal charge will be made in connection with the payment of these plan benefits.

                               GUARANTEED ACCOUNT

The Guaranteed Account guarantees a fixed return for a specified period of time and guarantees the principal against loss. We may also refer to the Guaranteed Account as the Fixed Account or the Fixed Accumulation Account. The Guaranteed Account is not registered as an investment company. Interests in it are not subject to the provisions or restrictions of federal securities laws. The staff of the Securities and Exchange Commission has not reviewed the disclosures regarding it.

The Guaranteed Account consists of all of our general assets other than those allocated to a separate account. You may allocate contributions and contract values between the Guaranteed Account and the Funds.

We will invest our general assets in our discretion as allowed by Ohio law. We allocate the investment income from our general assets to those contracts having guaranteed values.

The amount of investment income allocated to the contracts varies from year to year in our sole discretion. However, we guarantee that we will credit interest at a rate of not less than 3% per year (unless such lower rate is permitted by state law), compounded annually, to contract values allocated to the Guaranteed Account. We may credit interest at a rate in excess of 3% or in excess of the guaranteed minimum interest rate allowed by state law, but any such excess interest credit will be in our sole discretion.

We guarantee that the guaranteed value of a contract will never be less than:

- the amount of deposits allocated to, and transfers into, the Guaranteed Account, plus

- interest credited at the rate of 3% per year (unless such lower rate is permitted by state law) compounded annually, plus

- any additional excess interest we may credit to guaranteed values, minus

- any withdrawals and transfers from the guaranteed values, minus

- any withdrawal charges, state premium taxes and transfer fees.

No deductions are made from the Guaranteed Account for administrative expenses or risk undertakings. (See Deductions and Expenses.) However, in addition to any applicable withdrawal charge, we may assess a liquidation charge as described below.

Contract values credited to the Guaranteed Account are allocated to an investment cell. A cell is a partition of the Guaranteed Account by the time period in which the contract value is credited to the Guaranteed Account (either from a contribution or a transfer into the Guaranteed Account). Earlier cells may be aggregated into a single cell. We credit interest to each cell at a rate declared by us. This rate will not be reduced more than once a year. Amounts withdrawn from or charged against a participant's account decrease the balances in the cells within that participant's account on a last-in first-out basis. Only when the most recently established cell's balance is zero will the next previously established cell's balance be reduced.

FORM V-4827

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

We assess a liquidation charge for withdrawals made from a participant's portion of the Guaranteed Account. This is a percent of the balance withdrawn from a cell. The percentage equals ten times x minus y (but never less than 0%), where:

     x is the annual effective interest rate we declare for the cell for new contract contributions as of the date of withdrawal, and

     y is the annual effective interest rate for the cell from which a withdrawal is being made at the time of withdrawal.

The liquidation charge never exceeds the difference between the amount of the participant's contract value allocated to the Guaranteed Account and the participant's minimum Guaranteed Account value. The participant's minimum Guaranteed Account value equals the participant's net purchase payments and transfers allocated to the Guaranteed Account, less withdrawals and transfers from the Guaranteed Account, accumulated at an annual effective interest rate of 3% (unless such lower rate is permitted by state law).

The liquidation charge does not apply when the contract is discontinued because of plan termination. The liquidation charge is not assessed when you discontinue the contract if you elect to receive the balance in the Guaranteed Account in six payments over a five year period. The first payment is made within 30 days of discontinuance, equal to 1/6 of the balance. Later payments are made at the end of each of the next five years equal to 1/6 of the original balance plus interest credited to the date of payment.

Not more than 20% of a participant's Guaranteed Account value, as of the beginning of any contract year, may be transferred to one or more variable Funds during that contract year. As provided by state law, we can defer the payment of amounts withdrawn from the Guaranteed Account for up to six months from the date we receive your written request for withdrawal.

                                ANNUITY BENEFITS

PURCHASING AN ANNUITY

At the contract owner's written request, we will apply a participant's account value to purchase an annuity. You must specify the purpose, effective date, option, amount and frequency of payments, and the payees (including the annuitant and any contingent annuitant and beneficiary), and give evidence of the annuitant's age. Payments will be made to the annuitant during the annuitant's lifetime. The contracts include our guarantee that we will pay annuity payments for the lifetime of the annuitant (and any joint annuitant) in accordance with the contract's annuity rates no matter how long the annuitant (and any joint annuitant) may live.

Once an annuity is purchased, the annuity cannot be surrendered for cash except that, upon the death of the annuitant, the beneficiary may surrender the annuity for the commuted value of any remaining period-certain payments.

ANNUITY OPTIONS

You may elect one or more of the following annuity options upon the purchase of an annuity for a participant (annuitant):

Option (a):   Life Annuity with installment payments for the lifetime of the annuitant (the annuity has no more value after the annuitant's death).

Option (b):  Life Annuity with installment payments guaranteed for five or ten years and then continuing during the remaining lifetime of the annuitant.

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

Option (c):  Joint & Survivor Life Annuity with installment payments during the lifetime of an annuitant and all or a portion (e.g., 1/2 or 2/3) of the payments continuing during the lifetime of a contingent annuitant.

Option (d):  Installment Refund Life Annuity with payments guaranteed for a period certain and then continuing during the remaining lifetime of the annuitant. The number of period-certain payments is equal to the amount applied under this option divided by the amount of the first payment.

We may agree to other settlement options.

Unless you direct otherwise, when an annuity is purchased, we will apply the participant's account values to provide annuity payments pro-rata from each Fund in the same proportion as the participant's account values immediately before the purchase of the annuity.

DETERMINATION OF AMOUNT OF THE FIRST VARIABLE ANNUITY PAYMENT

To determine the first payment under a variable annuity, we apply the participant's account value for each Fund in accordance with the contract's purchase rate tables. The rates in those tables depend upon the annuitant's (and any contingent annuitant's) age and sex and the option selected. The annuitant's sex is not a factor in contracts issued to plans sponsored by employers subject to Title VII of the Civil Rights Act of 1964 or similar state statutes. We determine the accumulation value to be applied at the end of a valuation period (selected by us and uniformly applied) not more than a month and a day before participant's first annuity payment.

If the amount that would be applied under an option is less than $5,000, we will pay the participant's account value in a single sum. If the first periodic payment under any option would be less than $50, we may change the frequency of payments so that the first payment is at least $50.

ANNUITY UNITS AND VARIABLE PAYMENTS

After a participant's first annuity payment, later variable annuity payments will vary to reflect the investment performance of the selected Funds. The amount of each payment depends on the participant's number of annuity units. To determine the number of annuity units for each Fund, divide the dollar amount of the first annuity payment from each Fund by the value of that Fund's annuity unit. This number of annuity units remains constant for any annuity unless the annuitant transfers among Funds.

The annuity unit value for each subaccount was set at $10 for the valuation period when the first variable annuity was calculated for each subaccount. The annuity unit value for each later valuation period equals the annuity unit value for the immediately preceding valuation period multiplied by the net investment factor for such later valuation period and by a factor (0.9998925 for a one-day valuation period) to neutralize the assumed interest rate discussed below.

The dollar amount of each later subsequent variable annuity payment equals your constant number of annuity units for each Fund multiplied by the value of the annuity unit for the valuation period.

The annuity purchase rate tables contained in the contract are based on a blended 1983(a) Annuity Mortality Table with compound interest at the effective rate of 4% per year. A higher interest assumption would mean a higher initial annuity payment but a more slowly rising series of subsequent annuity payments if annuity unit values were increasing (or a more rapidly falling series of subsequent annuity payments if annuity unit values were decreasing). A lower interest assumption would have the opposite effect. If the actual net investment rate were equal to the assumed interest rate, annuity payments would stay level.

TRANSFERS AFTER ANNUITY PURCHASE

After annuity payments have been made for at least 12 months, the annuitant can, once each calendar quarter, change the Funds on which variable annuity payments are based. There is no transfer fee during annuity payout. Transfers

FORM V-4827
may not be made between guaranteed and variable accounts during annuity payout. On at least 60 days written notice to our home office, we will change that portion of the periodic variable annuity payment as you direct to reflect the investment results of different Funds. The annuity payment immediately after a change will be the amount that would have been paid without the change. Later payments will reflect the new mix of Funds.

                           OTHER CONTRACT PROVISIONS

ASSIGNMENT

Amounts payable in settlement of a contract may not be commuted, anticipated, assigned or otherwise encumbered, or pledged as loan collateral to anyone other than us. To the extent permitted by law, such amounts are not subject to any legal process to pay any claims against an annuitant before annuity payments begin. The owner of a tax-qualified contract may not, but the owner of a non-tax-qualified contract may, collaterally assign the contract before the annuity payout date. Ownership of a tax-qualified contract may not be transferred except to:

- the annuitant,

- a trustee or successor trustee of a pension or profit-sharing trust which is qualified under Section 401 of the Code,

- the employer of the annuitant provided that the contract after transfer is maintained under the terms of a retirement plan qualified under Section 403(a) of the Code for the benefit of the annuitant, or

- as otherwise permitted by laws and regulations governing plans for which the contract may be issued.

REPORTS AND CONFIRMATIONS

Each six months we will send you a statement showing the number of accumulation units credited to the contract by Fund and the value of each unit as of the end of the last half year. In addition, as long as the contract remains in effect, we will forward any periodic Fund reports.

We will send you a written confirmation of your purchase payments, transfers and withdrawals. For regularly recurring transactions, such as payroll deduction programs, we may confirm the transactions in a quarterly report. Review your statements and confirmations to verify their accuracy. You must report any error or inaccuracy to us within 30 days. Otherwise, we are not responsible for losses due to the error or inaccuracy.

SUBSTITUTION FOR FUND SHARES

If investment in a Fund is no longer possible or we believe it is inappropriate to the purposes of the contract, we may substitute one or more other funds. Substitution may be made as to both existing investments and the investment of future contributions. However, no substitution will be made until we receive any necessary approval of the Securities and Exchange Commission. We may also add other Funds as eligible investments of VAD.

CONTRACT OWNER INQUIRIES


Direct any questions to Ohio National Life, Group Annuity Administration, P.O. Box 5358, Cincinnati, Ohio 45201; telephone 1-877-777-1112 (8:30 a.m. to 4:30
p.m. Eastern time).


                                PERFORMANCE DATA

We may advertise performance data for the various Funds showing the percentage change in unit values based on the performance of the applicable Fund over a period of time (usually a calendar year). We determine the percentage change by dividing the increase (or decrease) in value for the unit by the unit value at the beginning of the period. This percent reflects the deduction of any asset-based contract charges but does not reflect the deduction of any applicable withdrawal charge. The deduction of a withdrawal charge would reduce any percentage increase or make greater any percentage decrease.

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

Advertising may also include average annual total return figures calculated as shown in the Statement of Additional Information. The average annual total return figures reflect the deduction of applicable withdrawal charges as well as applicable asset-based charges.

We may also distribute sales literature comparing separate account performance to the Consumer Price Index or to such established market indexes as the Dow Jones Industrial Average, the Standard & Poor's 500 Stock Index, IBC's Money Fund Reports, Lehman Brothers Bond Indices, Morgan Stanley Europe Australia Far East Index, Morgan Stanley World Index, Russell 2000 Index, or other variable annuity separate accounts or mutual funds with investment objectives similar to those of the Funds.

                               FEDERAL TAX STATUS

The following discussion of federal income tax treatment of amounts received under a variable annuity contract does not cover all situations or issues. It is not intended as tax advice. Consult a qualified tax adviser to apply the law to your circumstances. Tax laws can change, even for contracts that have already been issued. Tax law revisions, with unfavorable consequences, could have retroactive effect on previously issued contracts or on later voluntary transactions in previously issued contracts.

We are taxed as a life insurance company under Subchapter L of the Internal Revenue Code (the "Code"). Since the operations of VAD are a part of, and are taxed with, our operations, VAD is not separately taxed as a "regulated investment company" under Subchapter M of the Code.


The contracts are considered annuity contracts under Section 72 of the Code, which generally provides for taxation of annuities. Under existing provisions of the Code, any increase in the contract value is not taxable to you as the owner or annuitant until you receive it, either in the form of annuity payments, as contemplated by the contract, or in some other form of distribution. The owner of a non-tax qualified contract must be a natural person for this purpose. With certain exceptions, where the owner of a non-tax qualified contract is a non-natural person (corporation, partnership or trust) any increase in the accumulation value of the contract attributable to purchase payments made after February 28, 1986 will be treated as ordinary income received or accrued by the contract owner during the current tax year. Other factors may cause funds in a contract owned by a non-natural person to be tax-deferred.


The income and gains within an annuity contract are generally tax deferred. Within a tax-qualified plan, the plan itself provides tax deferral. Therefore, the tax-deferred treatment otherwise available to an annuity contract is not a factor to consider when purchasing an annuity within a tax-qualified plan or arrangement.

As to tax-qualified contracts, the law does not now provide for payment of federal income tax on dividend income or capital gains distributions from Fund shares held in VAA or upon capital gains realized by VAA on redemption of Fund shares. When a non-tax-qualified contract is issued in connection with a deferred compensation plan or arrangement, all rights, discretions and powers relative to the contract are vested in the employer and you must look only to your employer for the payment of deferred compensation benefits. Generally, in that case, an annuitant will have no "investment in the contract" and amounts received by you from your employer under a deferred compensation arrangement will be taxable in full as ordinary income in the years you receive the payments.

When annuity payments begin, each payment is taxable under Section 72 of the Code as ordinary income in the year of receipt if you have neither paid any portion of the purchase payments nor previously been taxed on any portion of the purchase payments. If any portion of the purchase payments has been paid from or included in your taxable income, this aggregate amount will be considered your "investment in the contract." You will be entitled to exclude from your taxable income a portion of each annuity payment equal to your "investment in the contract" divided by the period of expected annuity payments, determined by your life expectancy and the form of annuity benefit. Once you recover your "investment in the contract," all further annuity payments will be included in your taxable income.

FORM V-4827

A withdrawal of contract values is taxable as ordinary income in the year received to the extent that the accumulated value of the contract immediately before the payment exceeds the "investment in the contract." If you elect to withdraw any portion of your accumulation value in lieu of annuity payments, that withdrawal is treated as a distribution of earnings first and only second as a recovery of the participant's "investment in the contract." Any part of the value of the contract that is assigned or pledged to secure a loan will be taxed as if it had been a withdrawal and may be subject to a penalty tax.

There is a penalty tax equal to 10% of any amount that must be included in gross income for tax purposes. The penalty will not apply to a redemption that is:

- received on or after the taxpayer reaches age 59 1/2;

- made to a beneficiary on or after the death of the annuitant;

- attributable to the taxpayer's becoming disabled;

- made as a series of substantially equal periodic payments for the life of the annuitant (or joint lives of the annuitant and beneficiary);

- from a contract that is a qualified funding asset for purposes of a structured settlement;

- made under an annuity contract that is purchased with a single premium and with an annuity payout date not later than a year from the purchase of the annuity; or

- incident to divorce.

If an election is made not to have withholding apply to an early withdrawal or if an insufficient amount is withheld, the participant may be responsible for payment of estimated tax. The participant may also incur penalties under the estimated tax rules if the withholding and estimated tax payments are not sufficient. If the participant fails to provide his or her taxpayer identification number, any payments under the contract will automatically be subject to withholding.

TAX-DEFERRED ANNUITIES

Under the provisions of Section 403(b) of the Code, employees may exclude from their gross income purchase payments made for annuity contracts purchased for them by public educational institutions and certain tax-exempt organizations which are described in Section 501(c)(3) of the Code. They may make this exclusion to the extent that the aggregate purchase payments plus any other amounts contributed to purchase the contract and toward benefits under qualified retirement plans do not exceed certain limits in the Code. Employee contributions are, however, subject to social security (FICA) tax withholding. All amounts received under a contract, either in the form of annuity payments or cash withdrawal, will be taxed under Section 72 of the Code as ordinary income for the year received, except for exclusion of any amounts representing "investment in the contract." Under certain circumstances, amounts received may be used to make a "tax-free rollover" into one of the types of individual retirement arrangements permitted under the Code. Amounts received that are eligible for "tax-free rollover" will be subject to an automatic 20% withholding unless directly rolled over from the tax-deferred annuity to the individual retirement arrangement.

With respect to earnings accrued and purchase payments made after December 31, 1988, for contracts set up under Section 403(b) of the Code, distributions may be paid only when the employee:

- attains age 59 1/2,

- separates from the employer's service,

- dies,

- becomes disabled as defined in the Code, or

- incurs a financial hardship as defined in the Code.

FORM V-4827

In the case of hardship, cash distributions may not exceed the amount of contributions. These restrictions do not affect rights to transfer investments among the Funds and do not limit the availability of transfers between tax-deferred annuities.

QUALIFIED PENSION OR PROFIT-SHARING PLANS

Under present law, purchase payments made by an employer or trustee, for a plan or trust qualified under Section 401(a) or 403(a) of the Code, are generally excludable from the employee's gross income. Any purchase payments made by the employee, or which are considered taxable income to the employee in the year such payments are made, constitute an "investment in the contract" under Section 72 of the Code for the employee's annuity benefits. Employer or employee payments to a profit sharing plan qualifying under Section 401(k) of the Code are generally excludable from the employee's gross income up to certain limits in the Code, and therefore are not considered "investment in the contract".


The Code requires plans to prohibit any distribution to a plan participant prior to age 59 1/2, except in the event of death, total disability, financial hardship or separation from service (special rules apply for plan terminations). Distributions generally must begin no later than April 1 of the calendar year following the year in which the participant reaches age 70 1/2. Premature distribution of benefits (before age 59 1/2) or contributions in excess of those permitted by the Code may result in certain penalties under the Code. (Special tax treatment, including capital gain treatment and 5-year forward averaging, may be available to those born before 1936.) If such a distribution is received, the participant may be able to make a "tax-free rollover" of the distribution into another qualified plan in which he or she is a participant or into one of the types of individual retirement arrangements permitted under the Code. A participant's surviving spouse receiving such a distribution may be able to make a tax-free rollover to one of the types of individual retirement arrangements permitted under the Code. Amounts received that are eligible for "tax-free rollover" will be subject to an automatic 20% withholding unless such amounts are directly rolled over to another qualified plan or individual retirement arrangement.


WITHHOLDING ON ANNUITY PAYMENTS


Federal income tax withholding is required on annuity payments. However, recipients of annuity payments are allowed to elect not to have the tax withheld. (Different rules apply for tax-qualified plans.) This election may be revoked at any time and withholding would begin after that. If you do not give us your taxpayer identification number any payments under the contract will automatically be subject to withholding.


FORM V-4827

APPENDIX A





                                              YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
                                              DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
                                              -----------   -----------------   -------------   ---------------
OHIO NATIONAL FUND, INC.:
Equity                                         1996              $12.20             $14.24           32,583
                                               1997               14.24              16.61           74,941
                                               1998               16.61              17.32          107,618
                                               1999               17.32              20.49          123,655
                                               2000               20.49              18.87          114,667
                                               2001               18.87              17.05          115,133
                                               2002               17.05              13.67          123,529
                                               2003               13.67              19.47          149,235
                                               2004               19.47              21.60          163,717
                                               2005               21.60              22.61          137,802

Money Market                                   1996               10.35              10.74            7,977
                                               1997               10.74              11.16           32,475
                                               1998               11.16              11.61           48,567
                                               1999               11.61              12.03           72,108
                                               2000               12.03              12.62           56,828
                                               2001               12.62              12.92           71,555
                                               2002               12.92              12.93          113,201
                                               2003               12.93              12.85          103,074
                                               2004               12.85              12.81           97,121
                                               2005               12.81              13.01          131,260

Bond                                           1996               11.21              11.47            6,512
                                               1997               11.47              12.37           12,237
                                               1998               12.37              12.84           16,940
                                               1999               12.84              12.74           41,686
                                               2000               12.74              13.31           44,642
                                               2001               13.31              14.23           22,694
                                               2002               14.23              15.26           34,951
                                               2003               15.26              16.63           36,807
                                               2004               16.63              17.38           38,854
                                               2005               17.38              17.22           28,735

Omni                                           1996               11.74              13.39           45,160
                                               1997               13.39              15.61           98,309
                                               1998               15.61              16.10          146,331
                                               1999               16.10              17.68          143,525
                                               2000               17.68              14.86          115,175
                                               2001               14.86              12.74          102,201
                                               2002               12.74               9.71          101,108
                                               2003                9.71              12.09          107,499
                                               2004               12.09              12.78          105,359
                                               2005               12.78              13.80           58,780


FORM V-4827

                                              YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
                                              DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
                                              -----------   -----------------   -------------   ---------------
International                                  1996              $11.26             $12.71           42,439
                                               1997               12.71              12.81          100,959
                                               1998               12.81              13.13          110,066
                                               1999               13.13              21.69           96,945
                                               2000               21.69              16.65          102,308
                                               2001               16.65              11.57          107,016
                                               2002               11.57               9.06          106,506
                                               2003                9.06              11.85          119,396
                                               2004               11.85              13.21          117,465
                                               2005               13.21              14.26           96,914

International Small Company                    1996               10.78              11.92           13,394
                                               1997               11.92              13.14           16,765
                                               1998               13.14              13.42           12,900
                                               1999               13.42              27.61           14,362
                                               2000               27.61              18.99           18,696
                                               2001               18.99              13.25           17,022
                                               2002               13.25              11.11           18,382
                                               2003               11.11              16.88           22,382
                                               2004               16.88              20.13           26,983
                                               2005               20.13              25.62           30,976

Capital Appreciation                           1996               11.66              13.32           54,003
                                               1997               13.32              15.14           78,535
                                               1998               15.14              15.82           72,571
                                               1999               15.82              16.62           77,142
                                               2000               16.62              21.56           61,277
                                               2001               21.56              23.34           58,461
                                               2002               23.34              18.39           62,081
                                               2003               18.39              23.86           69,937
                                               2004               23.86              26.49           77,484
                                               2005               26.49              27.51           51,407

Millennium (formerly Discovery)                1996               12.91              14.99           39,188
                                               1997               14.99              16.05           78,648
                                               1998               16.05              17.51           91,751
                                               1999               17.51              35.66          109,169
                                               2000               35.66              31.24          112,051
                                               2001               31.24              25.16          103,072
                                               2002               25.16              16.70           90,903
                                               2003               16.70              22.68           97,339
                                               2004               22.68              24.83           89,408
                                               2005               24.83              24.50           61,317

FORM V-4827

                                              YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
                                              DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
                                              -----------   -----------------   -------------   ---------------
Aggressive Growth                              1996              $12.57             $12.49            9,915
                                               1997               12.49              13.87           21,702
                                               1998               13.87              14.76           38,333
                                               1999               14.76              15.40           36,760
                                               2000               15.40              11.04           40,338
                                               2001               11.04               7.43           51,052
                                               2002                7.43               5.28           59,086
                                               2003                5.28               6.85           74,403
                                               2004                6.85               7.37           75,111
                                               2005                7.37               8.24           43,367

Small Cap Growth                               1997               10.00               9.56           12,433
                                               1998                9.56              10.27           23,776
                                               1999               10.27              20.76           27,196
                                               2000               20.76              17.03           37,758
                                               2001               17.03              10.17           31,749
                                               2002               10.17               7.11           31,437
                                               2003                7.11              10.19           31,259
                                               2004               10.19              11.21           32,381
                                               2005               11.21              11.78           20,035

Mid Cap Opportunity                            1997               10.00              13.48           11,608
                                               1998               13.48              14.24           71,864
                                               1999               14.24              22.80          113,670
                                               2000               22.80              20.63          120,285
                                               2001               20.63              17.71          102,074
                                               2002               17.71              13.00           98,055
                                               2003               13.00              18.77           98,211
                                               2004               18.77              21.03          100,292
                                               2005               21.03              22.82           71,529

S&P 500 Index                                  1997               10.00              13.00           26,903
                                               1998               13.00              16.68          112,232
                                               1999               16.68              20.67          177,053
                                               2000               20.67              18.43          189,273
                                               2001               18.43              15.76          182,773
                                               2002               15.76              12.03          202,583
                                               2003               12.03              15.17          221,376
                                               2004               15.17              16.51          236,654
                                               2005               16.51              17.02          175,266

Capital Growth                                 2000               10.00              10.36           12,119
                                               2001               10.36               8.73           13,710
                                               2002                8.73               4.99           21,126
                                               2003                4.99               6.90           30,908
                                               2004                6.90               8.15           34,574
                                               2005                8.15               8.25           26,840

FORM V-4827

                                              YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
                                              DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
                                              -----------   -----------------   -------------   ---------------
High Income Bond                               2000              $10.00             $ 9.42            1,149
                                               2001                9.42               9.70            2,250
                                               2002                9.70               9.94            7,301
                                               2003                9.94              12.05           18,410
                                               2004               12.05              13.15           28,689
                                               2005               13.15              13.37           30,240

Blue Chip                                      2000               10.00              10.33              262
                                               2001               10.33               9.76            1,076
                                               2002                9.76               7.76            5,280
                                               2003                7.76               9.69           13,180
                                               2004                9.69              10.48           18,235
                                               2005               10.48              10.83           13,814

Nasdaq-100 Index                               2000               10.00               6.03              131
                                               2001                6.03               4.01            4,606
                                               2002                4.01               2.48           31,591
                                               2003                2.48               3.62           49,264
                                               2004                3.62               3.93           61,454
                                               2005                3.93               3.93           57,491

Bristol                                        2002               10.00               7.83                0
                                               2003                7.83              10.23              144
                                               2004               10.23              10.97            1,506
                                               2005               10.97              12.12            1,741

Bryton Growth                                  2002               10.00               6.82               74
                                               2003                6.82               9.12            1,513
                                               2004                9.12               9.68            3,574
                                               2005                9.68               9.96            3,733

Balanced                                       2005               10.00              10.69               23

US Equity                                      2005               10.00              11.49                3

Covered Call                                   2005               10.00              10.62            1,172

DOW TARGET VARIABLE FUND LLC:

Dow 10 First Quarter                           2001               10.00               9.73               12
                                               2002                9.73               8.57               49
                                               2003                8.57              10.59              750
                                               2004               10.59              10.78              961
                                               2005               10.78               9.97              343

Dow 10 Second Quarter                          2000               10.00              11.00               10
                                               2001               11.00              10.63               73
                                               2002               10.63               9.79              107
                                               2003                9.79              12.40              903
                                               2004               12.40              12.47              972
                                               2005               12.47              11.99              197


FORM V-4827

                                              YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
                                              DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
                                              -----------   -----------------   -------------   ---------------
Dow 10 Third Quarter                           2000              $10.00             $11.62               32
                                               2001               11.62              11.08               40
                                               2002               11.08              10.00              124
                                               2003               10.00              12.29              431
                                               2004               12.29              12.53              565
                                               2005               12.53              11.69              184

Dow 10 Fourth Quarter                          2000               10.00              11.63               36
                                               2001               11.63              11.29               63
                                               2002               11.29              10.51              104
                                               2003               10.51              12.84              369
                                               2004               12.84              12.81              500
                                               2005               12.81              12.07              158

Dow 5 First Quarter                            2005               10.00              11.42               92

Dow 5 Second Quarter                           2005               10.00              12.35               89

Dow 5 Third Quarter                            2005               10.00               9.29              117

Dow 5 Fourth Quarter                           2005               10.00              12.59               90

GOLDMAN SACHS VARIABLE INSURANCE TRUST:

Goldman Sachs Growth & Income                  2000               10.00               9.87            1,035
                                               2001                9.87               8.83            2,196
                                               2002                8.83               7.73            9,051
                                               2003                7.73               9.48           13,914
                                               2004                9.48              11.11           17,151
                                               2005               11.11              11.39           23,529

Goldman Sachs Structured Equity                2000               10.00               9.74            1,307
                                               2001                9.74               8.46            1,864
                                               2002                8.46               6.52            3,664
                                               2003                6.52               8.32            6,134
                                               2004                8.32               9.45            9,874
                                               2005                9.45               9.93           13,350

Goldman Sachs Capital Growth                   1999               10.00              11.17                4
                                               2000               11.17              10.15            1,883
                                               2001               10.15               8.56            3,185
                                               2002                8.56               6.39           11,143
                                               2003                6.39               7.80           21,564
                                               2004                7.80               8.40           21,515
                                               2005                8.40               8.53           10,717

JANUS ADVISER SERIES:

Large Cap Growth                               1999               10.00              11.64               87
                                               2000               11.64               9.98           26,949
                                               2001                9.98               7.56           41,550
                                               2002                7.56               5.48           69,415
                                               2003                5.48               7.04           96,641
                                               2004                7.04               7.26           97,500
                                               2005                7.26               7.45           85,625

FORM V-4827

                                              YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
                                              DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
                                              -----------   -----------------   -------------   ---------------
International Growth                           2003              $10.00             $11.33               89
                                               2004               11.33              13.39            3,241
                                               2005               13.39              17.41           16,039

Worldwide                                      1999               10.00              13.21               39
                                               2000               13.21              11.13           46,591
                                               2001               11.13               8.66           52,002
                                               2002                8.66               6.33           61,168
                                               2003                6.33               7.67           82,882
                                               2004                7.67               7.92           80,973
                                               2005                7.92               8.29           65,860

Balanced                                       1999               10.00              11.01            2,432
                                               2000               11.01              10.63           36,533
                                               2001               10.63               9.98           44,094
                                               2002                9.98               9.20           73,680
                                               2003                9.20              10.35          105,520
                                               2004               10.35              11.07          115,525
                                               2005               11.07              11.76           96,811

J.P. MORGAN SERIES TRUST II:

JPMorgan Small Company                         2002               10.00               8.64            2,034
                                               2003                8.64              11.59            2,063
                                               2004               11.59              14.55            9,281
                                               2005               14.55              14.84           13,089

JPMorgan Mid Cap Value                         2002               10.00              10.90            6,324
                                               2003               10.90              13.94           14,655
                                               2004               13.94              16.65           16,390
                                               2005               16.65              17.94           19,495

LAZARD RETIREMENT SERIES, INC.:

Lazard Retirement Small Cap                    1999               10.00              10.53                3
                                               2000               10.53              12.58              709
                                               2001               12.58              14.73            8,224
                                               2002               14.73              11.96           22,276
                                               2003               11.96              16.19           30,489
                                               2004               16.19              18.36           36,028
                                               2005               18.36              18.84           37,087

Lazard Retirement Emerging Markets             2000               10.00               8.88              461
                                               2001                8.88               8.31              711
                                               2002                8.31               8.08            7,972
                                               2003                8.08              12.19           15,617
                                               2004               12.19              15.71           21,433
                                               2005               15.71              21.82           37,299

Lazard Retirement International Equity         2005               10.00              11.43            1,105

Lazard Retirement Equity                       2005               10.00              10.59               53


FORM V-4827

                                              YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
                                              DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
                                              -----------   -----------------   -------------   ---------------
MFS VARIABLE INSURANCE TRUST:

New Discovery                                  2002              $10.00             $ 7.77              917
                                               2003                7.77              10.23            3,542
                                               2004               10.23              10.72            8,114
                                               2005               10.72              11.11            6,632

Investors Growth Stock                         2002               10.00               7.64              628
                                               2003                7.64               9.24            9,461
                                               2004                9.24               9.94           20,339
                                               2005                9.94              10.22           20,164

Mid Cap Growth                                 2002               10.00               6.19            1,124
                                               2003                6.19               8.35            6,156
                                               2004                8.35               9.42           10,292
                                               2005                9.42               9.56           10,191

Total Return                                   2001               10.00              10.25              158
                                               2002               10.25               9.58            8,704
                                               2003                9.58              10.96           29,795
                                               2004               10.96              12.01           57,107
                                               2005               12.01              12.16           65,628

WELLS FARGO VARIABLE TRUST
  (FORMERLY STRONG VARIABLE INSURANCE FUNDS, INC.)

Wells Fargo Advantage VT Discovery (formerly
  Strong Mid Cap Growth II)                    1999               10.00              12.91                3
                                               2000               12.91              10.85           12,585
                                               2001               10.85               7.41           15,952
                                               2002                7.41               4.57           19,814
                                               2003                4.57               6.05           30,930
                                               2004                6.05               7.11           37,974
                                               2005                7.11               7.69           26,623

Wells Fargo Advantage VT Opportunity
  (formerly Strong Opportunity II)             2000               10.00              11.73            4,565
                                               2001               11.73              11.15            5,945
                                               2002               11.15               8.05           19,817
                                               2003                8.05              10.88           25,178
                                               2004               10.88              12.69           21,788
                                               2005               12.69              13.51           22,078

Wells Fargo Advantage VT Small/Mid Cap Value
  (formerly Strong Multi Cap Value II)         2000               10.00              10.94              182
                                               2001               10.94              11.24               18
                                               2002               11.24               8.52              232
                                               2003                8.52              11.63              342
                                               2004               11.63              13.40              410
                                               2005               13.40              15.41                0


FORM V-4827

                                              YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
                                              DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
                                              -----------   -----------------   -------------   ---------------
(VAN KAMPEN) THE UNIVERSAL INSTITUTIONAL
FUNDS:

U.S. Real Estate                               2000              $10.00             $12.94              233
                                               2001               12.94              14.02              838
                                               2002               14.02              13.72            1,125
                                               2003               13.72              18.62            2,019
                                               2004               18.62              25.06           11,818
                                               2005               25.06              28.94           18,414

Core Plus Fixed Income                         2003               10.00              10.06              113
                                               2004               10.06              10.36              222
                                               2005               10.36              10.65            3,455

FIDELITY VARIABLE INSURANCE PRODUCTS
  FUND SERVICE CLASS 2:

VIP Contrafund                                 2000               10.00               9.23              317
                                               2001                9.23               7.97            1,061
                                               2002                7.97               7.11           16,282
                                               2003                7.11               8.99           38,442
                                               2004                8.99              10.22           71,449
                                               2005               10.22              11.76          112,101

VIP Mid Cap                                    2000               10.00              11.15              911
                                               2001               11.15              10.61            4,838
                                               2002               10.61               9.42           24,125
                                               2003                9.42              12.85           30,283
                                               2004               12.85              15.81           79,390
                                               2005               15.81              18.41           83,058

VIP Growth                                     2000               10.00               8.46              813
                                               2001                8.46               6.85            4,076
                                               2002                6.85               4.71           27,296
                                               2003                4.71               6.16           54,031
                                               2004                6.16               6.27           67,649
                                               2005                6.27               6.53           66,515

VIP Equity Income                              2003               10.00              11.14            3,188
                                               2004               11.14              12.23           13,999
                                               2005               12.23              12.74           18,041

PIMCO VARIABLE INSURANCE TRUST
  ADMINISTRATIVE SHARES:

Real Return                                    2003               10.00              11.14           11,067
                                               2004               11.14              11.97           32,593
                                               2005               11.97              12.06           47,758
Total Return                                   2003               10.00              10.65            7,426
                                               2004               10.65              11.02           13,908
                                               2005               11.02              11.14           18,774

Global Bond                                    2003               10.00              11.80           11,268
                                               2004               11.80              12.88           15,730
                                               2005               12.88              11.86           10,253

FORM V-4827

                                              YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
                                              DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
                                              -----------   -----------------   -------------   ---------------
CALVERT VARIABLE SERIES, INC.:

Social Equity                                  2003              $10.00             $ 6.58           17,314
                                               2004                6.58               6.95           15,497
                                               2005                6.95               7.17           12,587

DREYFUS VARIABLE INVESTMENT FUND:

Appreciation                                   2003               10.00              11.69              135
                                               2004               11.69              12.09              365
                                               2005               12.09              12.42            1,886

ROYCE CAPITAL FUND:

Small Cap                                      2003               10.00              13.96            5,319
                                               2004               13.96              17.21           20,713
                                               2005               17.21              18.44           38,922

Micro-Cap                                      2003               10.00              14.69            2,557
                                               2004               14.69              16.50           18,662
                                               2005               16.50              18.17           15,176

THE PRUDENTIAL SERIES FUND, INC.:

Jennison                                       2003               10.00              10.79                2
                                               2004               10.79              11.62                5
                                               2005               11.62              13.07              647

Jennison 20/20 Focus                           2003               10.00              11.02                5
                                               2004               11.02              12.54            1,441
                                               2005               12.54              15.00            2,599

OLD MUTUAL INSURANCE SERIES FUND
  (FORMERLY PBHG INSURANCE SERIES FUND):

Technology & Communication                     2003               10.00              10.86               44
                                               2004               10.86              11.41              618
                                               2005               11.41              12.37            1,618

UBS SERIES TRUST:

U.S. Allocation                                2004               10.00              11.86               33
                                               2005               11.86              12.48              276

FRANKLIN TEMPLETON VARIABLE INSURANCE
  PRODUCTS TRUST (CLASS 2 SHARES)

Franklin Income Securities                     2005               10.00              10.37            6,367

Franklin Flex Cap Growth Securities            2005               10.00              11.14                4

Templeton Foreign Securities                   2005               10.00              11.18            4,710

LEGG MASON PARTNERS VARIABLE PORTFOLIO, INC. (CLASS I)
  (FORMERLY SALOMON BROTHERS VARIABLE SERIES
  FUNDS, INC.):

Legg Mason Partners All Cap                    2005               10.00              10.94               11


FORM V-4827

                  STATEMENT OF ADDITIONAL INFORMATION CONTENTS

Custodian
Independent Registered Public Accounting Firm
Underwriter
Calculation of Money Market Yield
Total Return
Financial Statements

FORM V-4827

                        OHIO NATIONAL VARIABLE ACCOUNT D
                                       OF
                    THE OHIO NATIONAL LIFE INSURANCE COMPANY

                                One Financial Way
                             Montgomery, Ohio 45242
                             Telephone 800-366-6654


                       STATEMENT OF ADDITIONAL INFORMATION


                                  May 1, 2006



This Statement of Additional Information is not a prospectus. Read it along with the prospectus for Ohio National Variable Account D ("VAD") group variable annuity contracts dated May 1, 2006. To get a free copy of the VAD prospectus, write or call us at the above address.


                                Table of Contents

      Custodian  . . . . . . . . . . . . . . . . . . . . . . . . . . 2
      Independent Registered Public Accounting Firm. . . . . . . . . 2
      Underwriter. . . . . . . . . . . . . . . . . . . . . . . . . . 2
      Calculation of Money Market Yield. . . . . . . . . . . . . . . 3
      Total Return . . . . . . . . . . . . . . . . . . . . . . . . . 3

      Financial Statements . . . . . . . . . . . . . . . . . . . . .












                           GROUP RETIREMENT ADVANTAGE

CUSTODIAN


U.S. Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, serves as custodian of VAD's assets.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The financial statements of Ohio National Variable Account D and The Ohio National Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The report of KPMG LLP covering the December 31, 2005 consolidated financial statements of The Ohio National Life Insurance Company and subsidiaries refers to the adoption of AICPA Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Non-Traditional Long-Duration Contracts and for Separate Accounts, in 2004 and a change in the method of accounting for embedded reinsurance derivatives in 2003. KPMG LLP is located at 191 West Nationwide Boulevard, Columbus, Ohio 43215.


UNDERWRITER

We offer the contracts continuously. The principal underwriter of the contracts is Ohio National Equities, Inc. ("ONEQ"), a wholly-owned subsidiary of ours. The aggregate amount of commissions paid to ONEQ with respect to contracts issued by VAD, and the amounts retained by ONEQ, for each of the last three years have been:


                              Aggregate              Retained
       Year                  Commissions            Commissions
       ----                  -----------            -----------
       2005                   $204,951                  None
       2004                   $269,299                  None
       2003                   $237,445                  None

CALCULATION OF MONEY MARKET YIELD


The annualized current yield of the Money Market subaccount for the seven days ended on December 31, 2005, was 3.91%. This was calculated by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one Money Market accumulation unit at the beginning of the seven-day period, subtracting a hypothetical charge reflecting deductions from the contract, and dividing the difference by the beginning value to obtain the seven-day return, and multiplying the difference by 365/7 (or 366/7 during a leap year). The result is rounded to the nearest hundredth of one percent.


TOTAL RETURN

The average annual compounded rate of return for a contract for each subaccount over a given period is found by equating the initial amount invested to the ending redeemable value using the following formula:
                           P(1 + T)(exponent n) = ERV
      where: P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 beginning-of-period payment at the end of the period (or fractional portion thereof).

We will up-date standardized total return data based upon Fund performance in the subaccounts within 30 days after each calendar quarter.

In addition, we may present non-standardized total return data, using the above formula but based upon Fund performance before the date we first offered this series of contracts (January 25, 1995). This will be presented as if the same charges and deductions applying to these contracts had been in effect from the inception of each Fund. The returns below assume surrender of the contract and deduction of the applicable withdrawal charge at the ends of the periods shown.


The average annual total returns for the contracts from the inception of each Fund and for the one-, five- and ten-year periods ending on December 31, 2005 (assuming surrender of the contract then) are as follows:




                                                     Fund         Life
                                                   Inception       of                                        Account       Since
                                                     Date         Fund      1 Yr.       5 Yr.      10 Yr.   Inception *  Inception *
RETIREMENT ADVANTAGE
12/31/05

OHIO NATIONAL FUND, INC.
Aggressive Growth Portfolio                         3/31/95       -1.79%     4.77%      -6.46%        --      3/31/95       -3.47%
Balanced Portfolio                                   5/3/04        8.56%    -4.90%         --         --       5/2/05       -2.99%
Blue Chip Portfolio                                  5/1/98        1.36%    -3.66%       0.37%        --      11/1/99        0.19%
Bond Portfolio                                      11/2/82        6.20%    -7.92%       4.79%      6.02%      4/2/92        5.57%
Bristol Portfolio                                    5/1/02        5.39%     3.54%         --         --       5/1/02        1.01%
Bryton Growth Portfolio                              5/1/02       -0.11%    -4.08%         --         --       5/1/02       -4.35%
Capital Appreciation Portfolio                      4/30/94        9.81%    -3.13%       4.50%     10.03%      9/1/94        9.66%
Capital Growth Portfolio                             5/1/98        7.97%    -5.75%      -5.19%        --      11/1/99       -5.16%
Covered Call Portfolio                               5/3/04        4.88%    -5.39%         --         --       5/2/05       -3.64%
Millennium (formerly Discovery) Portfolio           4/30/94        9.85%    -8.33%      -5.49%      9.31%     4/30/94       10.42%
Equity Portfolio                                    1/14/71        8.27%    -2.31%       3.16%      7.92%      4/2/92        7.52%
High Income Bond Portfolio                           5/1/98        3.43%    -5.38%       6.78%        --      11/1/99        5.03%
International Portfolio                             4/30/93        5.01%     0.94%      -3.74%      2.57%     4/30/93        4.47%
International Small Company Portfolio               3/31/95        9.14%    20.28%       5.69%        --      3/31/95        7.42%
Mid Cap Opportunity Portfolio                        1/3/97        9.61%     1.52%       1.51%        --       1/3/97        9.22%
Money Market Portfolio                              7/31/80        4.63%    -5.43%       0.02%      2.55%      4/2/92        2.42%
Nasdaq-100(R)Index Portfolio                         5/1/00      -15.19%    -6.91%      -9.09%        --       5/1/00      -20.42%
Omni Portfolio                                      9/10/84        5.86%     1.03%      -2.10%      2.65%      4/2/92        3.37%
S&P 500 Index(R)Portfolio                            1/3/97        6.09%    -3.92%      -2.22%        --       1/3/97        6.06%
Small Cap Growth Portfolio                           1/3/97        1.84%    -1.94%      -7.93%        --       1/3/97        0.86%
U.S. Equity Portfolio                                5/3/04        0.27%     0.27%         --         --       5/2/05       -0.67%
CALVERT VARIABLE SERIES, INC.
Social Equity Portfolio                             4/30/02        3.78%    -3.85%         --         --       5/1/03        8.89%
DREYFUS VARIABLE INVESTMENT
FUND (SERVICE SHARES)
Appreciation Portfolio                             12/31/00       -0.90%    -4.27%      -2.03%        --       5/1/03        7.47%
FIDELITY(R)VARIABLE INSURANCE
PRODUCTS (SERVICE CLASS 2 SHARES)
VIP Contrafund(R)Portfolio                           1/3/95       12.76%     8.10%       4.46%     12.26%      5/1/00       -0.49%
VIP Growth Portfolio                                10/9/86        9.09%    -2.90%      -5.80%      8.03%      5/1/00      -10.96%
VIP Mid Cap Portfolio                              12/28/98       17.97%     9.45%      10.14%     11.85%      5/1/00        9.30%
VIP Equity-Income Portfolio                         10/9/86        9.29%    -2.83%       1.76%        --      10/1/03        9.75%
FRANKLIN TEMPLETON VARIABLE
INSURANCE PRODUCTS TRUST (CLASS 2 SHARES)
Franklin Income Securities Fund                     1/24/89        7.06%    -6.75%       6.92%        --       5/2/05       -2.28%
Franklin Flex Cap Growth Securities Fund             3/1/05       17.70%       --          --         --       5/2/05       -4.25%
Templeton Foreign Securities Fund                    5/1/92        4.87%     1.71%       1.45%        --       5/2/05       -5.72%
GOLDMAN SACHS VARIABLE INSURANCE TRUST
Goldman Sachs Growth and Income Fund                1/12/98        2.05%    -4.45%       2.37%        --      11/1/99        1.40%
Goldman Sachs Structured U.S. Equity Fund           2/13/98        3.02%    -1.90%      -0.21%        --      11/1/99       -2.29%
Goldman Sachs Capital Growth Fund                   4/30/98        0.97%    -5.43%      -4.10%        --      11/1/99       -4.26%
JANUS ADVISER SERIES (CLASS S SHARES)
Janus Adviser Balanced Fund                         9/13/93        9.97%    -0.48%       1.63%        --       5/1/00       -0.92%
Janus Adviser Large Cap Growth Fund                 9/13/93        6.86%    -4.10%      -6.55%        --       5/1/00      -11.84%
Janus Adviser Worldwide Fund                        9/13/93        9.12%    -2.54%      -6.54%        --       5/1/00      -12.28%
Janus Adviser International Growth Fund              5/2/94       11.51%    23.54%       2.00%        --      10/1/03       19.48%
J.P. MORGAN SERIES TRUST II
JPMorgan Small Company Portfolio                     1/3/95        9.18%    -4.96%       3.28%      9.47%     11/1/01        9.85%
JPMorgan Mid Cap Value Portfolio                    9/28/01       15.07%     0.76%         --         --      11/1/01       15.79%
LAZARD RETIREMENT SERIES, INC.
Lazard Retirement Small Cap Portfolio               11/4/97        7.04%    -4.39%       7.97%        --       5/1/00        8.81%
Lazard Retirement Emerging Markets Portfolio        11/4/97        8.12%    31.91%      19.41%        --       5/1/00        7.20%
Lazard Retirement Equity Portfolio                  3/18/98        2.29%    -5.00%       0.17%        --       5/2/05       -5.10%
Lazard Retirement International Equity Portfolio     9/1/98        2.96%     2.18%       0.14%        --       5/2/05       -5.73%
MFS(R)VARIABLE INSURANCE TRUST(SM)
(SERVICE CLASS SHARES)
MFS New Discovery Series                             5/1/00       -3.15%    -3.36%      -2.76%        --      11/1/01       -0.19%
MFS Investors Growth Stock Series                    5/1/00       -7.77%    -4.16%      -7.49%        --      11/1/01       -2.34%
MFS Mid Cap Growth Series                            5/1/00       -6.71%    -5.51%      -7.69%        --      11/1/01       -4.23%
MFS Total Return Series                              5/1/00        5.03%    -5.77%       2.65%        --      11/1/01        4.31%
PIMCO VARIABLE INSURANCE TRUST
(ADMINISTRATIVE CLASS SHARES)
Real Return Portfolio                               9/30/99        8.22%    -6.26%       7.44%        --      11/1/02        6.12%
Total Return Portfolio                             12/31/97        4.53%    -5.91%       4.02%        --      11/1/02        2.39%
Global Bond Portfolio (Unhedged)                    1/10/02        7.83%   -14.86%         --         --      11/1/02        9.10%
THE PRUDENTIAL SERIES FUND, INC.
(CLASS II SHARES)
Jennison 20/20 Focus Portfolio                       5/3/99        5.30%    12.65%       4.69%        --      10/1/03       11.24%
Jennison Portfolio                                  4/25/95        8.47%     5.51%      -3.99%        --      10/1/03        3.48%
ROYCE CAPITAL FUND
Royce Micro-Cap Portfolio                          12/27/96       14.53%     3.13%      14.00%        --       5/1/03       27.88%
Royce Small-Cap Portfolio                          12/27/96       13.37%     0.12%      13.76%        --       5/1/03       31.36%
LEGG MASON PARTNERS VARIABLE PORTFOLIO I, INC.
(CLASS I SHARES)
Legg Mason Partners Variable All Cap Portfolio       /17/98        8.03%    -4.34%       1.72%        --       5/2/02        3.62%
Legg Mason Partners Variable Investors Portfolio    2/17/98        5.01%    -1.89%       0.85%        --       5/2/02        3.93%
(VAN KAMPEN) THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
(CLASS I SHARES)
Core Plus Fixed Income Portfolio                     1/2/97        4.87%    -4.17%       4.03%        --      10/1/03       -1.48%
U.S. Real Estate Portfolio                           3/3/97       12.58%     8.50%      17.16%        --      11/1/02       26.97%

* Account inception is the date the portfolio became part of Variable Account D. Since inception is the annualized return since that date.

* Account inception is the date the portfolio became part of Variable Account D. Since inception is the annualized return since that date.


The "Returns in VAD" are the standardized total returns from the time these Funds were added to VAD through December 31, 2005. The Ohio National Fund Capital Growth, High Income Bond and Blue Chip portfolios, The Dow Target Variable, Goldman Sachs Variable, Janus Adviser Series, Lazard Retirement Series, and Van Kampen U.S. Real Estate Funds were added November 1, 1999. The Nasdaq-100 Index portfolio and VIP funds were added May 1, 2000. The J.P. Morgan Series Trust and MFS Variable Insurance Trust were added November 1, 2001. The Ohio National Fund Bristol and Bryton Growth portfolios were added May 1, 2002. The PIMCO Variable Insurance Trust portfolios were added November 1, 2002. Dreyfus Variable Investment, Royce Capital, and Calvert Variable Series Funds were added May 1, 2003. The Fidelity VIP Equity-Income, Janus Adviser International, Jennison, Jennison 20/20, UBS Tactical Allocation, and Van Kampen UIF Core Plus Fixed Income portfolios were added October 1, 2003.

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                        Consolidated Financial Statements

                           December 31, 2005 and 2004

     (With Report of Independent Registered Public Accounting Firm Thereon)

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Stockholder
The Ohio National Life Insurance Company:

We have audited the accompanying consolidated balance sheets of The Ohio National Life Insurance Company (a wholly owned subsidiary of Ohio National Financial Services, Inc.) and subsidiaries (collectively, the Company) as of December 31, 2005 and 2004, and the related consolidated statements of income, changes in stockholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2005. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of The Ohio National Life Insurance Company and subsidiaries as of December 31, 2005 and 2004, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2005, in conformity with U.S. generally accepted accounting principles.

As discussed in note 2(n) to the consolidated financial statements, effective January 1, 2004, the Company adopted Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Non-Traditional Long-Duration Contracts and for Separate Accounts. Also, as discussed in note 2(n) to the consolidated financial statements, the Company changed its method of accounting for embedded reinsurance derivatives in 2003.

April 24, 2006

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                           Consolidated Balance Sheets

                           December 31, 2005 and 2004

                  (Dollars in thousands, except share amounts)

                                                                     2005         2004
                                                                 -----------   ----------
                             ASSETS
Investments (notes 5, 10, and 11):
   Securities available-for-sale, at fair value:
      Fixed maturities                                           $ 6,585,431    6,718,615
      Equity securities                                               22,213       16,244
   Fixed maturities held-to-maturity, at amortized cost              511,719      618,628
   Trading securities, at fair value:
      Reinsurance portfolio                                            6,697        6,364
      Seed money                                                       1,429        7,321
   Mortgage loans on real estate, net                              1,264,158    1,200,919
   Real estate, net                                                    5,959        8,654
   Policy loans                                                      195,242      189,608
   Other long-term investments                                        12,996       13,518
   Short-term investments                                                 --       10,703
                                                                 -----------   ----------
         Total investments                                         8,605,844    8,790,574
Cash                                                                  76,491       41,859
Accrued investment income                                             96,016       98,847
Deferred policy acquisition costs                                    774,299      643,809
Reinsurance recoverable (note 16)                                  1,354,499    1,227,363
Other assets (note 8)                                                 55,129       52,063
Federal income tax receivable                                          4,239           --
Assets held in separate accounts (note 10)                         3,702,369    2,861,577
                                                                 -----------   ----------
         Total assets                                            $14,668,886   13,716,092
                                                                 ===========   ==========
              LIABILITIES AND STOCKHOLDER'S EQUITY
Future policy benefits and claims (note 6)                       $ 9,121,942    9,047,697
Policyholders' dividend accumulations                                 56,372       57,584
Other policyholder funds                                              41,255       39,444
Notes payable (net of unamortized discount of $450 in 2005 and
   $472 in 2004) (note 7)                                             99,550       99,528
Federal income taxes (note 9):
   Current                                                                --       17,387
   Deferred                                                          121,204      123,654
Other liabilities                                                    181,370      164,554
Liabilities related to separate accounts (note 10)                 3,702,369    2,861,577
                                                                 -----------   ----------
         Total liabilities                                        13,324,062   12,411,425
                                                                 -----------   ----------
Commitments and contingencies (notes 9, 11, 15 and 16)
Stockholder's equity (notes 3 and 13):
   Class A common stock, $1 par value. Authorized,
      issued, and outstanding 10,000,000 shares                       10,000       10,000
   Additional paid-in capital                                        162,939      162,939
   Accumulated other comprehensive income                            103,862      153,499
   Retained earnings                                               1,068,023      978,229
                                                                 -----------   ----------
            Total stockholder's equity                             1,344,824    1,304,667
                                                                 -----------   ----------
            Total liabilities and stockholder's equity           $14,668,886   13,716,092
                                                                 ===========   ==========

See accompanying notes to consolidated financial statements.

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                        Consolidated Statements of Income

                  Years ended December 31, 2005, 2004, and 2003

                             (Dollars in thousands)

                                                           2005       2004      2003
                                                        ---------   -------   -------
Revenues:
   Traditional life insurance premiums                  $ 187,443   162,789   138,669
   Annuity premiums and charges                            56,079    48,106    44,968
   Universal life policy charges                           86,124    83,918    76,110
   Accident and health insurance premiums                  20,201    20,611    17,139
   Investment management fees                               6,290     5,144     4,224
   Change in value of trading portfolio                       279   (30,860)   31,267
   Change in value of reinsurance derivatives
      (notes 2(n) and 16)                                    (204)   31,083    11,423
   Net investment income (note 5)                         564,385   565,775   546,864
   Net realized losses on investments (note 5)            (38,355)  (24,109)   (3,350)
   Other income                                            40,800    32,987    24,295
                                                        ---------   -------   -------
                                                          923,042   895,444   891,609
                                                        ---------   -------   -------
Benefits and expenses:
   Benefits and claims                                    525,465   515,268   475,250
   Provision for policyholders' dividends on
      participating policies                               31,709    31,003    31,331
   Amortization of deferred policy acquisition costs,
      excluding impact of realized losses                  90,668    76,032    64,050
   Amortization of deferred policy acquisition costs
      due to realized losses                               (3,544)   (2,480)   (2,663)
   Other operating costs and expenses (note 12)           110,313   102,518    99,076
                                                        ---------   -------   -------
                                                          754,611   722,341   667,044
                                                        ---------   -------   -------
         Income before income taxes and
            cumulative effect of change in accounting
            principle                                     168,431   173,103   224,565
                                                        ---------   -------   -------
Income taxes (note 9):
   Current expense                                         24,087    51,560    42,932
   Deferred expense                                        26,550     7,847    31,010
                                                        ---------   -------   -------
                                                           50,637    59,407    73,942
                                                        ---------   -------   -------
         Income before cumulative effect of change
            in accounting principle                       117,794   113,696   150,623
Cumulative effect of change in accounting
   principle, net of tax (notes 2(n) and 9)                    --       498   (27,797)
                                                        ---------   -------   -------
         Net income                                     $ 117,794   114,194   122,826
                                                        =========   =======   =======

See accompanying notes to consolidated financial statements.

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

           Consolidated Statements of Changes in Stockholder's Equity

                  Years ended December 31, 2005, 2004, and 2003

                             (Dollars in thousands)

                                                                         ACCUMULATED
                                                 CLASS A   ADDITIONAL       OTHER                       TOTAL
                                                 COMMON     PAID-IN     COMPREHENSIVE    RETAINED   STOCKHOLDER'S
                                                  STOCK      CAPITAL        INCOME       EARNINGS       EQUITY
                                                --------   ----------   -------------   ---------   -------------
2003:
   Balance, beginning of year                    $10,000      53,976        50,838        779,209       894,023
   Capital contribution from parent (note 13)         --      96,000            --             --        96,000
   Dividends to stockholder (note 13)                 --          --            --         (8,000)       (8,000)

   Comprehensive income:
      Net income                                      --          --       122,826        122,826
      Other comprehensive income (note 4)             --          --        24,776             --        24,776
                                                                                                      ---------
         Total comprehensive income                                                                     147,602
                                                 -------     -------       -------      ---------     ---------
   Balance, end of year                          $10,000     149,976        75,614        894,035     1,129,625
                                                 =======     =======       =======      =========     =========
2004:
   Balance, beginning of year                    $10,000     149,976        75,614        894,035     1,129,625
   Capital contribution from parent (note 13)         --      12,963            --             --        12,963
   Dividends to stockholder (note 13)                 --          --            --        (30,000)      (30,000)

   Comprehensive income:
      Net income                                      --          --            --        114,194       114,194
      Other comprehensive income (note 4)             --          --        77,885             --        77,885
                                                                                                      ---------
         Total comprehensive income                                                                     192,079
                                                 -------     -------       -------      ---------     ---------
   Balance, end of year                          $10,000     162,939       153,499        978,229     1,304,667
                                                 =======     =======       =======      =========     =========
2005:
   Balance, beginning of year                    $10,000     162,939       153,499        978,229     1,304,667
   Dividends to stockholder (note 13)                 --          --            --        (28,000)      (28,000)

   Comprehensive income:
      Net income                                      --          --            --        117,794       117,794
      Other comprehensive loss (note 4)               --          --       (49,637)            --       (49,637)
                                                                                                      ---------
         Total comprehensive income                                                                      68,157
                                                 -------     -------       -------      ---------     ---------
   Balance, end of year                          $10,000     162,939       103,862      1,068,023     1,344,824
                                                 =======     =======       =======      =========     =========

See accompanying notes to consolidated financial statements.

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                      Consolidated Statements of Cash Flows

                  Years ended December 31, 2005, 2004, and 2003

                             (Dollars in thousands)

                                                                       2005         2004         2003
                                                                   -----------   ----------   ----------
Cash flows from operating activities:
   Net income                                                      $   117,794      114,194      122,826
   Adjustments to reconcile net income to net cash provided by operating activities:
         Proceeds from sale of fixed maturities trading                  1,191      629,870           --
         Proceeds from sale of equity securities trading                 5,969           --           --
         Cost of fixed maturities trading acquired                      (1,375)     (17,599)          --
         Cost of equity securities trading acquired                         (2)          --           --
         Interest credited to policyholder account values              299,990      313,721      343,286
         Universal life and investment-type product policy fees        (83,796)     (75,841)     (70,363)
         Capitalization of deferred policy acquisition costs          (162,034)    (147,012)    (178,011)
         Amortization of deferred policy acquisition costs              87,124       73,552       61,387
         Amortization and depreciation                                   1,433        7,670          205
         Realized losses on invested assets, net                        38,355       24,109        3,350
         Change in value of trading securities                            (279)      30,860      (31,267)
         Deferred federal income tax expense                            26,550        7,847       31,010
         Cumulative effect of change in accounting principle                --         (498)      27,797
         Change in value of reinsurance derivatives                        204      (31,083)     (11,423)
         Decrease (increase) in accrued investment income                2,831       11,503      (13,676)
         Increase in other assets                                      (20,838)     (75,110)     (10,521)
         Net increase (decrease) in Separate Accounts                       --       10,928         (215)
         Increase (decrease) in policyholder liabilities                84,395      129,931      (68,484)
         Increase (decrease) in policyholders' dividend
            accumulations and other funds                               21,285       (2,715)         652
         (Decrease) increase in current income tax payable             (21,626)      11,161       10,210
         Increase (decrease) in other liabilities                       16,612     (355,347)     (48,740)
         Other, net                                                        657       (3,231)      12,821
                                                                   -----------   ----------   ----------
            Net cash provided by operating activities                  414,440      656,910      180,844
                                                                   -----------   ----------   ----------
Cash flows from investing activities:
   Proceeds from maturity of fixed maturities available-for-sale        49,854       56,508       31,595
   Proceeds from sale of fixed maturities available-for-sale           759,844      920,058    1,056,320
   Proceeds from sale of equity securities                               5,559           15        1,026
   Proceeds from maturity of fixed maturities held-to-maturity         146,607      113,867      155,611
   Proceeds from the sale of held-to-maturity securities                    --        9,936           --
   Proceeds from repayment of mortgage loans on real estate            136,099      161,044      131,600
   Proceeds from sale of real estate                                     2,690          543       38,280
   Cost of fixed maturities available-for-sale acquired               (868,905)  (1,316,910)  (2,429,285)
   Cost of equity securities acquired                                  (10,283)     (14,755)          (5)
   Cost of fixed maturities held-to-maturity acquired                  (37,402)     (93,827)    (116,153)
   Cost of mortgage loans on real estate acquired                     (199,559)    (152,107)    (230,603)
   Cost of real estate acquired                                           (155)        (252)        (121)
   Change in policy loans, net                                          (5,634)      (5,344)      (5,006)
   Change in other invested assets, net                                  2,626       37,831       11,092
                                                                   -----------   ----------   ----------
            Net cash used in investing activities                      (18,659)    (283,393)  (1,355,649)
                                                                   -----------   ----------   ----------
Cash flows from financing activities:
   Universal life and investment product account deposits            1,571,730    1,549,369    2,355,436
   Universal life and investment product account withdrawals        (1,915,582)  (1,894,145)  (1,279,768)
   Capital contribution from parent                                         --           --       96,000
   Dividends paid to parent                                            (28,000)     (30,000)      (8,000)
   Debt repayment                                                           --      (35,000)          --
                                                                   -----------   ----------   ----------
            Net cash (used in) provided by financing activities       (371,852)    (409,776)   1,163,668
                                                                   -----------   ----------   ----------
            Net increase (decrease) in cash and cash equivalents        23,929      (36,259)     (11,137)
Cash and cash equivalents, beginning of year                            52,562       88,821       99,958
                                                                   -----------   ----------   ----------
Cash and cash equivalents, end of year                             $    76,491       52,562       88,821
                                                                   ===========   ==========   ==========
Supplemental disclosures:
   Income taxes paid                                               $    32,720       40,947       39,500
   Interest paid on notes payable                                        8,000        9,683       11,106

See accompanying notes to consolidated financial statements

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                           December 31, 2005 and 2004

                             (Dollars in thousands)

(1)  ORGANIZATION, CONSOLIDATION POLICY, AND BUSINESS DESCRIPTION

     The Ohio National Life Insurance Company (ONLIC) is a stock life insurance company. Ohio National Life Assurance Corporation (ONLAC) is a wholly owned stock life insurance subsidiary included in the consolidated financial statements. ONLIC also owns 51% of SMON Holdings, Inc. (SMON). SMON is a holding company formed in New York during 2002 by Ohio National Financial Services, Inc. (ONFS) and Security Mutual Life Insurance Company of New York (SML) to acquire National Security Life and Annuity Company (NSLAC), formerly known as First ING Life Insurance Company of New York. During 2004, ONFS contributed its ownership share in SMON to ONLIC. Also during 2004, ONLIC began including the activity of SMON in its consolidated results. ONLIC and its subsidiaries are collectively referred to as the "Company". All significant intercompany accounts and transactions have been eliminated in consolidation.

     On February 12, 1998, ONLIC's Board of Directors approved a plan of reorganization (Reorganization) for the Company under the provision of Sections 3913.25 to 3913.38 of the Ohio Revised Code relating to mutual insurance holding companies. The Reorganization was approved by the Company's policyholders and by the Ohio Department of Insurance (Department) and became effective on August 1, 1998 (Effective Date). As part of the Reorganization (see note 2(m)), ONLIC became a stock company 100% owned by ONFS. ONFS is 100% owned by Ohio National Mutual Holdings, Inc. (ONMH), an Ohio mutual holding company.

     ONLIC and ONLAC are life and health insurers licensed in 47 states, the District of Columbia and Puerto Rico. The Company offers a full range of life, health, and annuity products through independent agents and other distribution channels and is subject to competition from other insurers throughout the United States. The Company is subject to regulation by the insurance departments of states in which it is licensed and undergoes periodic examinations by those departments.

     NSLAC is licensed in 18 states and the District of Columbia and markets a portfolio of variable life insurance and variable annuity products through its general agency system.

     The following is a description of the most significant risks facing life and health insurers and how the Company mitigates those risks:

          LEGAL/REGULATORY RISK is the risk that changes in the legal or regulatory environment in which an insurer operates will create additional expenses not anticipated by the insurer in pricing its products. That is, regulatory initiatives designed to protect or benefit policyholders that reduce insurer profits, new legal theories or insurance company insolvencies (through guaranty fund assessments) may create costs for the insurer beyond those recorded in the consolidated financial statements. The Company attempts to mitigate this risk by offering a wide range of products and by operating throughout the United States, thus reducing its exposure to any single product or jurisdiction, and also by employing underwriting practices which identify and minimize the adverse impact of this risk.


                                        6                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                           December 31, 2005 and 2004

                             (Dollars in thousands)

          CREDIT RISK is the risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company attempts to minimize this risk by adhering to a conservative investment strategy that includes adequate diversification of the investment portfolio, by maintaining reinsurance and credit and collection policies and by closely monitoring the credit worthiness of investees and reinsurers and taking prompt actions as necessary.

          INTEREST RATE RISK is the risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company attempts to mitigate this risk by charging fees for nonconformance with certain policy provisions, by offering products that transfer this risk to the purchaser, and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

          CONCENTRATION RISK is the risk that arises from the Company's reliance upon certain key business relationships. As a result of significant fixed annuity sales, two types of concentration risk have arisen. First, the distribution of these products is highly concentrated among a few key institutional producers. The Company's largest distributor of fixed annuities contributed approximately 27% of total fixed annuity deposits in 2005 and approximately 41% of total fixed annuity deposits in 2004. A change in the status of the Company's relationship with the largest producer would, at a minimum, require time and effort on the Company's behalf to replace the stream of new assets. Some of the new production exposure risk is attempted to be mitigated by the use of reinsurance. Each reinsurance contract covers up to 1 1/2 years of new annuity issuances. As such, with each new reinsurance contract the Company has the ability to retain a larger share of a reduced production number, thereby preventing the Company's total new business retention from dropping directly proportional to a decline in direct sales.

          Based on policyholder account balances, the Company's largest distributor accounted for approximately 55% and 58% of total fixed annuity reserves as of December 31, 2005 and 2004, respectively. It is possible that a change in the Company's relationship with this distributor could result in the loss of existing business and a large outflow of the Company's general account assets along with the subsequent loss of the investment spread earned on those assets.

          Second, in order to minimize statutory capital strain related to the large increase in fixed annuity sales, the Company has entered into various coinsurance arrangements. The Company has limited its relationships under this type of arrangement to only a few, select reinsurers. If the Company is unable to continue to negotiate acceptable coinsurance arrangements in the future, management could be required to limit future annuity sales, seek additional capital, or both.


                                        7                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                           December 31, 2005 and 2004

                             (Dollars in thousands)

          EQUITY MARKET RISK is the risk of loss due to declines in the equity markets that the Company participates in. The Company's primary equity risk relates to the Company's individual variable annuity contracts which offer guaranteed minimum death benefit (GMDB) features. The GMDB generally provides a benefit if the annuitant dies and the contract value is less than a specified amount. The specified amount may be based on the premiums paid, a contract value on a specified anniversary date or premiums paid increased by an annual interest rate factor, all of which are adjusted for amounts withdrawn. A decline in the stock market causing the contract value to fall below this specified amount, which varies from contract to contract, will increase the net amount at risk (the GMDB in excess of the contract value), which could result in additional GMDB claims.

          As of December 31, 2005, direct GMDB reserves were $7.1 million, ceded GMDB reserves were $4.2 million and net GMDB reserves were $2.9 million. As of December 31, 2004, direct GMDB reserves were $6.0 million, ceded GMDB reserves were $4.0 million and net GMDB reserves were $2.0 million.

          The total amount at risk under GMDB guarantees is determined by comparing each contract's account value at the end of the year to the GMDB amount. The total amount at risk under GMDB features as of December 31, 2005 was $98 million, of which $76 million was reinsured, with a net amount at risk of $22 million. The total amount at risk under GMDB features as of December 31, 2004 was $102 million, of which $94 million was reinsured, with a net amount at risk of $8 million. All Separate Account assets associated with these contracts are invested in shares of various mutual funds offered by the Company and its sub advisors. The weighted averaged attained age of GMDB contract holders was 64 and 63 as of December 31, 2005 and 2004, respectively.

          A significant source of revenues for the Company is derived from asset fees, which are calculated as a percentage of Separate Account assets. Thus, losses in the equity markets, unless offset by additional sales of variable products, will result in corresponding decreases in Separate Account assets and asset fee revenue.

          REINSURANCE RISK is the risk that the Company will experience a decline in the availability of financially stable reinsurers for its ongoing business needs. The Company has entered into reinsurance contracts to cede a portion of its general account life, annuity and health business. Total amounts recoverable under these reinsurance contracts include ceded reserves, paid and unpaid claims, and certain other amounts, which totaled $1,354,499 and $1,227,363 as of December 31, 2005 and 2004, respectively. The ceding of risk does not discharge the Company, as the original insurer, from its primary obligation to the contract holder. Under the terms of the annuity coinsurance contracts, trusts have been established as collateral for the recoveries. The trust assets are invested in investment grade securities, the treaty value of which must at all times be greater than or equal to 103% of the reinsured reserves, as outlined in each of the underlying treaties. Generally, treaty value is defined as amortized cost. However, for any bond that falls below investment grade, treaty value is defined as fair value.


                                        8                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                           December 31, 2005 and 2004

                             (Dollars in thousands)

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP), which differ from statutory accounting practices prescribed or permitted by regulatory authorities (see note 3).

     (A)  VALUATION OF INVESTMENTS, RELATED GAINS AND LOSSES, AND INVESTMENT
          INCOME

          Fixed maturity securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity and are stated at amortized cost. Fixed maturity securities related to the Company's funds withheld reinsurance arrangements are classified as trading and are stated at fair value, with the unrealized gains and losses included in the accompanying consolidated statements of income. During 2004, ONLIC's funds withheld reinsurance agreement was converted to coinsurance and the related fixed maturity securities were returned to the reinsurer. The remaining reinsurance portfolio at December 31, 2004 was attributable to NSLAC. Beginning in 2004, pursuant to the Company's adoption of Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts (SOP 03-1), the mutual fund shares that comprised Separate Account seed money were classified as general account trading securities and stated at fair value, with the unrealized gains and losses included in the accompanying consolidated statements of income. Prior to 2004, seed money was reported as a component of Separate Account assets. Fixed maturity securities not classified as held-to-maturity or trading and all equity securities are classified as available-for-sale and are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs, future policy benefits and claims and deferred federal income tax, reported as a separate component of accumulated other comprehensive income in stockholder's equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized. The adjustment to future policy benefits and claims represents the increase in policy reserves from using a discount rate that would have been required if such unrealized gains had been realized and the proceeds reinvested at then current market interest rates, which were lower than the existing effective portfolio rate.

          The fair value of fixed maturity and marketable equity securities is generally obtained from independent pricing services based on market quotations. For fixed maturity securities not priced by independent services (generally private placement securities and securities that do not trade regularly), an internally developed pricing model or "internal pricing matrix" is most often used. The internal pricing matrix is developed by obtaining spreads versus the U.S. Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the internal matrix are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for the bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Additionally, for valuing certain fixed maturity securities with complex cash flows such as certain


                                        9                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                           December 31, 2005 and 2004

                             (Dollars in thousands)

          mortgage-backed and asset-backed securities, qualified company representatives determine the fair value using other modeling techniques, primarily a commercial software application utilized in valuing complex securitized investments with variable cash flows. As of December 31, 2005, 82.0% of the fair values of fixed maturity securities were obtained from independent pricing services, 17.5% from the Company's pricing matrices and .5% from other sources.

          For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When actual prepayments differ from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the interest method without anticipating the impact of prepayments.

          Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. The measurement of impaired loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate or, at the fair value of the collateral less estimated costs to sell, if the loan is collateral dependent. Loans in foreclosure and loans considered to be impaired as of the balance sheet date are placed on nonaccrual status. Cash receipts on nonaccrual status mortgage loans on real estate are included in interest income in the period received.

          Real estate is carried at cost less accumulated depreciation and valuation allowances. Other long-term investments are carried on the equity basis, adjusted for valuation allowances.

          Realized gains and losses on the sale of investments are determined on the basis of specific security identification on the trade date. Any capital gains occurring in the Closed Block (see note 2(m)) portfolio are offset by increases in the deferred policyholder obligation for that group of policies. Estimates for valuation allowances and other-than-temporary declines of the fair value of invested assets are included in realized gains and losses on investments.

          Management regularly reviews its fixed maturity and equity securities portfolios to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments. A number of criteria are considered during this process including, but not limited to, the current fair value as compared to amortized cost or cost, as appropriate, the length of time the security's fair value has been below amortized cost or cost, and by how much, specific credit issues related to the issuer, and current economic conditions. Also, the Company estimates the cash flows over the life of certain purchased beneficial interests in the securitized financial assets. Based on current information and events, if the Company estimates that the fair value of its beneficial interest is not greater than or equal to its carrying value and if there has been a decrease in the estimated cash flows since the last revised estimate, considering both timing and amount, then an other-than-temporary impairment (OTI) is recognized and the purchased beneficial interest is written down to fair value. OTI losses result in a permanent reduction of the cost basis of the underlying


                                       10                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                           December 31, 2005 and 2004

                             (Dollars in thousands)

          investment. OTI losses on mortgage backed securities result in the effective yield on an impaired security being revised to current prevailing rates and estimated cash flows.

          Dividends are recorded on the ex-dividend date and interest is accrued as earned.

     (B)  REVENUES AND BENEFITS

          Traditional Life Insurance Products - Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life, limited-payment life, term life, and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

          Investment Products and Universal Life Insurance Products - Investment products consist primarily of individual and group variable and fixed deferred annuities, annuities without life contingencies and guaranteed investment contracts. Universal life insurance products include universal life, variable universal life and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net interest margins, cost of insurance charges, policy administration charges and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to charges assessed on investment contracts and universal life contracts are determined based upon the nature of such charges. All charges are assessed on a daily, monthly or annual basis and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include benefits and claims incurred in the period in excess of related policy account balances, maintenance costs, and interest credited to policy account balances.

          Accident and Health Insurance Products - Accident and health insurance premiums are recognized as revenue in accordance with the terms of the policies. Policy claims are charged to expense in the period that the claims are incurred.

     (C)  DEFERRED POLICY ACQUISITION COSTS (DAC) AND CAPITALIZED SALES
          INDUCEMENTS

          The recoverable costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses have been capitalized. For traditional nonparticipating life insurance products, DAC is predominantly being amortized with interest over the premium paying period of the related policies in proportion to premium revenue. Such anticipated premium revenue was estimated using the same assumptions as were used for computing liabilities for future policy benefits. For traditional participating life insurance products, DAC is being amortized in proportion to gross margins of the related policies. Gross margins are determined for each issue year and are equal to premiums plus investment income less death claims,


                                       11                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                           December 31, 2005 and 2004

                             (Dollars in thousands)

          surrender benefits, administrative costs, expected policyholder dividends, and the increase in reserve for future policy benefits. For investment and universal life products, DAC is being amortized with interest over the lives of the policies in relation to the present value of the estimated future gross profits from projected interest margins, cost of insurance charges, policy administration charges, and surrender charges. DAC for participating life and investment and universal life business is adjusted to reflect the impact of unrealized gains and losses on the related fixed maturity securities available-for-sale (see note 2(a)).

          The Company's long-term assumption for net separate account performance is 8.54%, a blend of expected returns from stock, money market and bond funds after deductions for policy charges. The Company assumes that the level of separate accounts resulting from market performance will revert, over a three year period, to the level expected if the long-term assumed trend rate had applied. This refinement to the estimation of long-term returns is commonly referred to as a reversion to the mean. The Company's policy regarding the reversion to the mean process does not permit projected returns to be below 2.72% or in excess of 16.65% during the three-year reversion period.

          Changes in assumptions can have a significant impact on the amount of DAC reported for investment products and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense (DAC unlocking), which could be significant. In general, increases in the estimated general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization. Any resulting DAC unlocking adjustments are reflected currently in the consolidated statements of income.

          The Company offers certain sales inducements to contract holders. Sales inducements are product features that enhance the investment yield on a contract. The Company utilizes the following sales inducements: day-one bonuses, which increase the account value at inception, and enhanced yield options which credit interest for a specified period in excess of rates currently being offered for other similar contracts. Pursuant to SOP 03-1, these sales inducement costs are deferred and amortized using the same methodology and assumptions used to amortize capitalized acquisition costs.

     (D)  SEPARATE ACCOUNTS

          Separate Account assets and liabilities represent contractholders' funds, which have been segregated into accounts with specific investment objectives. The investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the Separate Accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives for administrative services and risks assumed. Prior to 2004, the consolidated balance sheets reported shares of Separate Account seed money as a component of Separate Account assets. During 2004, as a result of the Company's adoption of SOP 03-1, Separate Account seed money was reclassified as a general account trading security (see note 2(a)).


                                       12                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                           December 31, 2005 and 2004

                             (Dollars in thousands)

          The variable annuities that comprise the Separate Account generally provide an incidental death benefit of the greater of account value or minimum guaranteed death benefit. In 1998 the Company began offering policies with a minimum guaranteed death benefit that is adjusted every three or six years to the current account value adjusted for withdrawals on a pro rata basis. Also during 1998, the Company introduced a minimum guaranteed death benefit equal to premiums paid less withdrawals. Riders were available that provide for a one year adjustment to the current account value, and a guaranteed minimum death benefit increased at 6% per year (until age 80) with a cap at twice the purchase amount, adjusted for any withdrawals prior to death.

          In 1999 the Company began selling a policy with a minimum guaranteed death benefit that is adjusted every eight years to the current account value adjusted for withdrawals on a pro-rata basis.

          In 2001, the Company began selling enhanced benefits riders. These provide for an additional death benefit up to 40% of the excess of (a) the account value before any additional death benefits or other riders over (b) the contract basis. At no time will the additional death benefit exceed $1 million.

          In 2004 the Company introduced a new rider to replace one of the 1998 GMDB riders. The 2004 rider provides for a guaranteed minimum death benefit increased at 6% per year (until age 80) with a cap at twice the purchase amount (identical to the 1998 version). However, only the first 6% of withdrawals are adjusted on a dollar for dollar basis with further withdrawals adjusted on a pro-rata basis.

          In 2005 two additional GMDB riders were introduced. The first provides a guaranteed minimum death benefit increased at 6% per year (until age
          85) with no cap, adjusted for any withdrawals prior to death. The second provides a guaranteed minimum death benefit increased at 6% per year (until age 85) with no cap, adjusted for any withdrawals (dollar for dollar on the first 6%, pro rata on the remainder) prior to death.

          The Company's GMDB claim reserves are determined by estimating the expected value of death benefits on contracts that trigger a policy benefit and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised.

          In 2002 the Company began selling a guaranteed minimum income benefit
          (GMIB) rider. This rider, which is issued through age 80, provides for a guaranteed minimum fixed income in the form of a monthly annuity. The monthly income is determined by applying a guaranteed income base to the annuity tables in the rider. The guaranteed income base is the greater of (a) the premiums increased at 6% per year (4% for rider issue ages 76-80) until age 85, with adjustment for withdrawals or (b) the highest contract anniversary value prior to age 85. The amount for the latter during a period between contract anniversaries is determined by increasing the previous anniversary value by additional premiums and adjusting it, on a pro rata basis, for withdrawals. In 2004 the Company introduced a new rider to replace the 2002 GMIB rider. This rider is identical to the original version


                                       13                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                           December 31, 2005 and 2004

                             (Dollars in thousands)

          except that only the first 6% of withdrawals are adjusted on a dollar for dollar basis with further withdrawals adjusted on a pro-rata basis. GMIB claim reserves are determined each period by estimating the expected value of annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to benefits and claims in the period of evaluation, if actual experience or other evidence suggests that earlier assumptions should be revised.

          In 2003, the Company began selling a guaranteed minimum account benefit (GMAB) rider, in which the account value on the tenth anniversary will not be less than the remaining initial premium. A GMAB represents an embedded derivative in the variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivative is carried at fair value and reported in future policy benefits and claims. The fair value of the GMAB embedded derivative is calculated based on actuarial assumptions related to the projected benefit cash flows, incorporating numerous assumptions, including but not limited to, expectations of contract holder persistency, market returns, correlations of market returns and market return volatility.

          In 2004 the Company began selling two versions of a guaranteed minimum withdrawal benefit (GMWB) riders that guarantee, in the case of one version, 7% and in the alternate version 8%, withdrawals of the premium per year for 10 years and at the tenth anniversary, the account value will not be less than the remaining premium. A GMWB represents an embedded derivative in the variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivative is carried at fair value and reported in future policy benefits and claims. The fair value of GMWB embedded derivative is calculated based on actuarial assumptions related to projected benefit cash flows, incorporating numerous assumptions including, but not limited to, expectations of contract holder persistency, market returns, correlations of market returns and market return volatility.

     (E)  FUTURE POLICY BENEFITS

          Future policy benefits for traditional life insurance policies have been calculated using a net level premium method based on estimates of mortality, morbidity, investment yields, and withdrawals which were used or which were being experienced at the time the policies were issued (see note 6).

          Future policy benefits for investment products in the accumulation phase, universal life insurance products and variable universal life insurance products have been calculated based on participants' contributions plus interest credited less applicable contract charges (see note 6).

     (F)  PARTICIPATING BUSINESS

          Participating business represents approximately 8%, 9%, and 8% of the Company's ordinary life insurance in force as of December 31, 2005, 2004, and 2003, respectively. The provision for policyholders' dividends is based on current dividend scales.


                                       14                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                           December 31, 2005 and 2004

                             (Dollars in thousands)

     (G)  REINSURANCE CEDED

          Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

     (H)  INCOME TAXES

          Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

          The Company and its subsidiaries, excluding SMON and NSLAC, are included as part of the consolidated Federal income tax return of its common parent, Ohio National Mutual Holdings, Inc. (ONMH). ONMH cannot include the subsidiaries SMON and NSLAC since ownership requirements of 80% have not been met to file a consolidated return. SMON and NSLAC each file separately their own Federal income tax returns.

     (I)  CASH EQUIVALENTS

          For purposes of the consolidated statements of cash flows, the Company considers all short-term investments with original maturities of three months or less to be cash equivalents.

     (J)  USE OF ESTIMATES

          In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the consolidated financial statements and revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

          The estimates susceptible to significant change are those used in determining the balance, amortization and recoverability of deferred policy acquisition costs, the liability for future policy benefits and claims, contingencies, income taxes, valuation allowances for mortgage loans on real estate, and impairment losses on investments. Although some variability is inherent in these estimates, management believes the amounts provided are appropriate.

     (K)  GOODWILL

          As a result of the consolidation of SMON into ONLIC's consolidated financial results during 2004, the Company included the NSLAC related goodwill and other intangible assets as a component of other assets in the consolidated balance sheet (see note 8).


                                       15                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                           December 31, 2005 and 2004

                             (Dollars in thousands)

          In accordance with GAAP, goodwill is not amortized, but rather evaluated periodically, at the reporting unit level, for impairment. The evaluation is completed at least annually and between annual evaluations if events occur or circumstances change that would more likely than not reduce the fair value of the reporting unit below its carry amount. The Company conducts annual goodwill impairment testing in the fourth quarter.

     (L)  INVESTMENT MANAGEMENT FEES

          Investment management fees are earned by various subsidiaries in conjunction with money management activities. The fees are recognized in income as earned.

     (M)  CLOSED BLOCK

          The Reorganization contained an arrangement, known as a closed block (the Closed Block), to provide for dividends on policies that were in force on the Effective Date and were within classes of individual policies for which the Company had a dividend scale in effect at the time of the Reorganization. The Closed Block was designed to give reasonable assurance to owners of affected policies that assets will be available to support such policies, including maintaining dividend scales in effect at the time of the Reorganization, if the experience underlying such dividend scales continues. The assets, including revenue therefrom, allocated to the Closed Block will accrue solely to the benefit of the owners of policies included in the Closed Block until the Closed Block is no longer in effect. The Company is not required to support the payment of dividends on Closed Block policies from its general funds.

          The financial information of the Closed Block is consolidated with all other operating activities, and while prepared in conformity with the American Institute of Certified Public Accountant's Statement of Position No. 00-3, Accounting by Insurance Enterprises for Demutualizations and Formations of Mutual Insurance Holding Companies and for Certain Long-Duration Participating Contracts, reflects its contractual provisions and not its actual results of operations and financial position. Many expenses related to the Closed Block operations are charged to operations outside the Closed Block; accordingly, the contribution from the Closed Block does not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.


                                       16                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                           December 31, 2005 and 2004

                             (Dollars in thousands)

          Summarized financial information of the Closed Block as of December 31, 2005 and 2004, and for each of the years in the three-year period ended December 31, 2005 follows:

                                                             2005       2004
                                                           --------   -------
Closed Block assets:
   Fixed maturity securities available for sale, at fair
      value (amortized cost of $341,993 and $351,808,
      as of December 31, 2005 and 2004, respectively)      $358,287   374,349
   Fixed maturity securities held to maturity, at
      amortized cost                                         37,874    45,191
   Mortgage loans on real estate, net                       109,773    97,292
   Policy loans                                             118,544   122,264
   Short-term investments                                    22,175    16,271
   Accrued investment income                                  5,248     5,600
   Deferred policy acquisition costs                         78,286    79,796
   Reinsurance recoverable                                    1,649     1,729
   Other assets                                               2,293     2,050
                                                           --------   -------
                                                           $734,129   744,542
                                                           ========   =======
Closed Block liabilities:
   Future policy benefits and claims                       $749,263   750,940
   Policyholders' dividend accumulations                     21,720    26,926
   Other policyowner funds                                    5,374     5,611
   Deferred tax liability                                     5,703     7,889
                                                           --------   -------
                                                           $782,060   791,366
                                                           ========   =======


                                       17                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                           December 31, 2005 and 2004

                             (Dollars in thousands)

                                                2005       2004      2003
                                              --------   -------   -------
Closed Block revenues and expenses:
   Traditional life insurance
      premiums                                $ 50,304    54,588    58,324
   Net investment income                        46,850    48,467    51,389
   Net realized losses on investments           (2,781)   (2,094)      (32)
   Benefits and claims                         (57,476)  (61,186)  (64,730)
   Provision for policyholders'
      dividends on participating
      policies                                 (21,196)  (23,297)  (24,833)
   Amortization of deferred policy
      acquisition costs                         (4,049)   (4,144)   (4,041)
   Other operating costs and expenses           (3,688)   (3,701)   (3,936)
                                              --------   -------   -------
         Income before federal income taxes   $  7,964     8,633    12,141
                                              ========   =======   =======

     (N)  RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

          On February 16, 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 155, Accounting for Certain Hybrid Financial Instruments (SFAS 155). SFAS 155 amends SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133), and SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (SFAS 140). SFAS 155 also resolves issues addressed in SFAS 133 Implementation Issue No. D1, Application of Statement 133 to Beneficial Interests in Securitized Financial Assets. The following is a summary of SFAS No. 155: (1) permits fair value remeasurement for any hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation; (2) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133; (3) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation; (4) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; (5) amends SFAS 140 to eliminate the prohibition on a qualifying special purpose entity from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial instrument. SFAS 155 is effective for all financial instruments acquired or issued after the beginning of an entity's first fiscal year that begins after September 15, 2006. Earlier adoption is permitted as of the beginning of an entity's fiscal year, provided the entity has not yet issued financial statements, including financial statements for any interim period for that fiscal year. Provisions of SFAS 155 may be applied to instruments that an entity holds at the date of adoption on an instrument-by-instrument basis. The Company is currently evaluating the potential effects of SFAS 155 on the Company's financial position and results of operations.


                                       18                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                           December 31, 2005 and 2004

                             (Dollars in thousands)

     In September 2005, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants (AICPA) issued Statement of Position (SOP) 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts (SOP 05-1). SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, issued by the FASB. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement or rider to a contract, or by the election of a feature or coverage within a contract. SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006, with earlier adoption encouraged. Retrospective application of SOP 05-1 to previously issued financial statements is not permitted. Initial application of SOP 05-1 should be as of the beginning of an entity's fiscal year. The Company plans to adopt SOP 05-1 effective January 1, 2007. Although the Company is currently unable to quantify the impact of adoption, SOP 05-1 could have a material impact on the Company's financial position and/or results of operations once adopted.

     In May 2005, the FASB issued SFAS No. 154, Accounting Changes and Error Corrections (SFAS 154), which replaces Accounting Principles Board (APB) Opinion No. 20, Accounting Changes (APB 20), and SFAS No. 3, Reporting Accounting Changes in Interim Financial Statements. SFAS 154 applies to all voluntary changes in accounting principle as well as to changes required by an accounting pronouncement in the unusual instance that the pronouncement does not include specific transition provisions. SFAS 154 requires retrospective application of changes in accounting principle to prior period financial statements, unless it is impracticable to determine either the period - specific effects or the cumulative effect of the change. When it is impracticable to determine the period - specific effects of an accounting change on one or more individual prior periods presented, SFAS 154 requires that the new accounting principle be applied to the balances of assets and liabilities as of the beginning of the earliest period for which retrospective application is practicable and that a corresponding adjustment be made to the opening balance of retained earnings for that period rather than being reported on the income statement. When it is impracticable to determine the cumulative effect of applying a change in accounting principle to all periods, SFAS 154 requires that the new accounting principle be applied as if it were adopted prospectively from the earliest date practicable. SFAS 154 carries forward without change the guidance contained in APB 20 for reporting the correction of an error in previously issued financial statements and a change in accounting estimate and justifying a change in accounting principle on the basis of preferability. SFAS 154 is effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005, with earlier adoption permitted. The Company will adopt SFAS 154 effective January 1, 2006. SFAS 154 is not expected to have any impact on the Company's financial position or results of operations upon adoption.

     In December 2003, the FASB issued SFAS No. 132 (revised 2003) Employers' Disclosures about Pensions and Other Postretirement Benefits an amendment of FASB Statements No. 87, 88, and 106


                                       19                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                           December 31, 2005 and 2004

                             (Dollars in thousands)

     (SFAS 132R). SFAS 132R provides revised disclosure guidance for pension and other postretirement benefit plans but does not change any measurement or recognition of those plans from current guidance. In addition to previously existing disclosures, SFAS 132R requires disclosures about the assets, obligations, cash flows and net periodic benefit cost of defined benefit pension plans and other defined benefit plans. The Company adopted SFAS 132R effective December 31, 2003 except for certain disclosures regarding estimated benefit payments. These disclosures were adopted in 2004 as permitted by SFAS 132R.

     The Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the Act) was signed into law on December 8, 2003. In January 2004, the FASB issued Staff Position (FSP) SFAS 106-1, Accounting and Disclosure Requirements Related to The Medicare Prescription Drug, Improvement and Modernization Act of 2003 (FSP SFAS 106-1) and in May 2004, the FASB issued FSP SFAS 106-2, Accounting and Disclosure Requirements Related to The Medicare Prescription Drug, Improvement and Modernization Act of 2003 (FSP SFAS 106-2), which superceded FSP SFAS 106-1 and provided guidance on accounting and disclosures related to the Act. Specifically, measures of the accumulated postretirement benefit obligation and net periodic postretirement benefit cost on or after the date of enactment must reflect the effects of the Act. The Company has determined that its plans' prescription drug benefits are not actuarially equivalent to the Medicare Part D benefit. Therefore, neither the accumulated postretirement benefit obligation nor the net periodic postretirement benefit cost include any amounts reflecting the Medicare Act's federal subsidiary component.

     Emerging Issues Task Force (EITF) Issue No. 03-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments (EITF 03-1) was issued on October 23, 2003. On September 8, 2004, the FASB exposed for comment FSP EITF Issue 03-1-a, which was intended to provide guidance related to the application of paragraph 16 of EITF 03-1, and proposed FSP EITF Issue 03-1-b, which proposed a delay in the effective date of EITF 03-1 for debt securities that are impaired because of interest rate and/or sector spread increases. Based on comments received on these proposals, on September 30, 2004 the FASB issued FSP EITF Issue 03-1-1, Effective Date of Paragraphs 10-20 of EITF Issue No. 03-1, which delayed the effectiveness of the guidance in EITF 03-1 in its entirety, with the exception of certain disclosure requirements. The delay had no impact on the Company's financial position or results of operations.

     At its June 29, 2005 meeting, the FASB decided not to provide additional guidance on the meaning of other-than-temporary impairment. Instead, the FASB decided to issue proposed FSP EITF 03-1-a, Implementation Guidance for the Application of Paragraph 16 of EITF Issue No. 03-1, as final. The final FSP supersedes EITF 03-1 and EITF Topic No. D-44, Recognition of Other-Than-Temporary Impairment upon the Planned Sale of a Security Whose Cost Exceeds Fair Value (EITF Topic D-44). The final FSP, re-titled FSP FAS 115-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments (FSP FAS 115-1), was issued on November 3, 2005 and replaces the guidance set forth in paragraphs 10 - 18 of EITF 03-1 with references to existing other-than-temporary impairment guidance. FSP FAS 115-1 codifies the guidance set forth in EITF Topic D-44 and clarifies that an investor should recognize an impairment loss no later than when the impairment


                                       20                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                           December 31, 2005 and 2004

                             (Dollars in thousands)

     is deemed other-than-temporary, even if a decision to sell has not been made. At its September 14, 2005 meeting, the FASB decided that FSP FAS 115-1 would be applied prospectively effective for periods beginning after December 15, 2005. FSP FAS 115-1 does not address when a debt security should be designated as non-accrual or how to subsequently report income on a non-accrual debt security. The Company continues to actively monitor its portfolio for any securities deemed to be other-than-temporarily impaired based on the guidelines in SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities, and SEC SAB No. 59, Accounting for Noncurrent Marketable Equity Securities, which is expected to be the guidance referenced in FSP FAS 115-1. Because the Company's existing policies are consistent with the guidance in FSP FAS 115-1, the adoption of FSP FAS 115-1 had no impact on the Company's financial position or results of operations.

     In July 2003, the AICPA issued SOP 03-1. SOP 03-1 addresses a number of topics, the most significant of which is the appropriate accounting for policies with GMDB. SOP 03-1 requires companies to determine whether the presence of a GMDB causes a contract to be an insurance contract rather than an investment contract. For insurance contracts, companies are required to establish a reserve to recognize a portion of current period revenues that are compensation for future insurance benefits. SOP 03-1 also provides guidance on separate account presentation, interest in separate accounts, sales inducements, annuitization options and indexed returns on separate accounts. The Company adopted SOP 03-1 on January 1, 2004. As a result, the Company's seed money interest in separate accounts was reclassified from a separate account asset to a trading security general account asset. The amount of unrealized gain related to the seed money interest at the date of the reclassification was $498, net of a federal tax expense of $268. This gain was reported as a cumulative effect of change in accounting principle on the consolidated statement of income. There was no material impact on policyholder liabilities as a result of the adoption of SOP 03-1.

     In June 2004, the FASB issued a FSP of SFAS 97-1, Situations in Which Paragraphs 17(b) and 20 of FASB Statement No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, Permit or Require Accrual of an Unearned Revenue Liability (FSP SFAS 97-1), to clarify the guidance related to unearned revenue reserves (URR). The primary purpose of FSP SFAS 97-1 is to address the practice question of whether SOP 03-1 restricts the application of the URR guidance in SFAS No. 97 to situations in which profits are expected to be followed by losses. Because the Company was computing its URR in accordance with FSP SFAS 97-1 at the time SOP 03-1 was adopted, the issuance of FSP SFAS 97-1 had no impact on the Company's financial position or results of operations at the time of adoption.

     In May 2003, the FASB issued SFAS No. 150, Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity (SFAS 150). SFAS 150 establishes standards for the classification and measurement of certain freestanding financial instruments that embody obligations of the issuer and have characteristics of both liabilities and equity. Further, SFAS 150 requires disclosure regarding the terms of those instruments and settlement alternatives. As originally issued, the guidance in SFAS 150 was generally effective for financial instruments entered into or modified


                                       21                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                           December 31, 2005 and 2004

                             (Dollars in thousands)

     after May 31, 2003, and otherwise effective at the beginning of the first interim period beginning after June 15, 2003. Adjustments required as a result of the application of SFAS 150 to existing instruments should be reported as a cumulative effect of a change in accounting principle. In November 2003, the FASB issued FSP No. 150-3, Effective Date, Disclosures, and Transition for Mandatorily Redeemable Financial Instruments of Certain Nonpublic Entities and Certain Mandatorily Redeemable Noncontrolling Interests under FASB Statement No. 150, Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity (FSP 150-3). FSP 150-3 clarified that SFAS 150 does not apply to certain mandatorily redeemable financial instruments issued by limited-life subsidiaries, including those issued by subsidiary trusts of the Company. The adoption of SFAS 150 on July 1, 2003 did not have any impact on the Company's results of operations or financial position.

     In April 2003, the FASB released SFAS No. 149, Amendment of Statement 133 on Derivative Instruments and Hedging Activities (SFAS 149). SFAS 149 amends and clarifies financial accounting and reporting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities under SFAS No. 133, (SFAS 133). SFAS 149 is generally effective for contracts entered into or modified after June 30, 2003. The adoption of SFAS 149 on July 1, 2003 did not have any impact on the results of operations or financial position of the Company.

     In April 2003, the FASB issued Derivatives Implementation Group (DIG) Issue B36, Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor under Those Instruments (DIG
     B36), which addresses the need to separately account for an embedded derivative within a reinsurer's receivable and ceding company's payable arising from modified coinsurance or similar arrangements. Paragraph 12.a. of SFAS 133 indicates that an embedded derivative must be separated from the host contract (bifurcated) if the economic characteristics and risks of the embedded derivative instrument are not clearly and closely related to the economic characteristics and risks of the host contract. DIG B36 concludes that bifurcation is necessary in a modified coinsurance or similar arrangement because the yield on the receivable and payable is based on or referenced to a specified proportion of the ceding company's return on either its general account assets or a specified block of those assets, rather than the overall creditworthiness of the ceding company.

     For valuation purposes, the Company defines the derivative in each contract as a swap of a variable rate loan for a total return on a pool of assets. As such, the value of the derivative is defined as the difference between the change in value of the "base" loan and the change in the value of the reinsurer's share of the assets in the asset pool. By defining the base loan as a variable rate loan, changes in the value of the base loan are effectively eliminated. That is, we are able to assume that rates on the theoretical variable rate loan could be reset often enough so that the present value of the loan at any time is equal to the loan's carrying value. With the change in the value of the loan set at zero, the value of the derivative becomes the change in the value of the reinsurer's share of the pool of assets. The determination of this value is the fair value of the assets in the pool less the book value of those assets. For marketable securities that are in the asset pool, fair value will be based upon


                                       22                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                           December 31, 2005 and 2004

                             (Dollars in thousands)

     market quoted prices where available. In the event that market prices are unavailable, alternative valuation methods will be determined by investment personnel of ONFS. Any alternative valuation techniques employed will be consistent with those used by ONFS for its portfolio valuation purposes. Any mortgage loans subject to valuation will have its fair value determined based on the present value of cash flows method. This is consistent with methods currently used by ONFS for disclosures pursuant to SFAS No. 107, Disclosures about Fair Value of Financial Instruments (SFAS 107).

     The adoption of DIG B36 resulted in the Company recognizing a cumulative effect adjustment as of September 30, 2003, which reduced net income by $27,797, net of a federal tax benefit of $14,968. The changes in value of the embedded reinsurance derivative are a component of continuing operations from October 1, 2003 and forward. During 2004, the reinsurance agreement related to ONLIC's embedded reinsurance derivative was converted to a coinsurance agreement. Therefore, at December 31, 2004, the remaining embedded reinsurance derivative was solely related to NSLAC. For additional information about the impact of DIG B36, see note 16.

     In January 2003, the FASB issued Interpretation No. 46, Consolidation of Variable Interest Entities - An Interpretation of ARB No. 51 (FIN 46). Accounting Research Bulletin No. 51, Consolidated Financial Statements (ARB
     51) states that consolidation is usually necessary when a company has a "controlling financial interest" in another company, a condition most commonly achieved via ownership of a majority voting interest. FIN 46 clarifies the application of ARB 51 to certain "variable interest entities"
     (VIE) where the equity investors do not have all of the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties. Companies adopting FIN 46 must first identify VIEs with which they are involved and then determine if the company is the "primary beneficiary" of a VIE. The primary beneficiary is the company that absorbs a majority of the VIE's expected losses, residual returns, or both. The primary beneficiary is required to consolidate the VIE. A company holding a significant variable interest in a VIE but not deemed the primary beneficiary is subject to certain disclosure requirements specified by FIN 46. In December 2003, the FASB issued FIN 46R, which required all public companies to apply the provisions of FIN 46 or FIN 46R to special purpose entities created prior to February 1, 2003. The primary difference between FIN 46R and FIN 46 was the criteria to be followed in determining the primary beneficiary. The adoption of FIN 46 did not have any impact on the results of operations or financial position of the Company.

(O)  RECLASSIFICATIONS

     Certain amounts in the 2004 and 2003 consolidated financial statements have been reclassified to conform to the 2005 presentation.


                                       23                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                           December 31, 2005 and 2004

                             (Dollars in thousands)

(3)  BASIS OF PRESENTATION

     The accompanying consolidated financial statements have been prepared in accordance with GAAP, which differs from statutory accounting practices prescribed or permitted by regulatory authorities. Annual Statements for ONLIC, ONLAC and NSLAC, filed with their respective insurance departments, are prepared on a basis of accounting practices prescribed or permitted by such regulatory authority in their respective states of domicile. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. ONLIC, ONLAC and NSLAC have no material permitted statutory accounting practices.

     The combined statutory basis net income of ONLIC and ONLAC, after intercompany eliminations, was $68,685, $75,190, and $67,647 for the years ended December 31, 2005, 2004, and 2003, respectively. The combined statutory basis capital and surplus of ONLIC and ONLAC, after intercompany eliminations, was $749,816 and $686,365, as of December 31, 2005 and 2004, respectively. The statutory basis net loss of NSLAC was $(352), $(463) and $(742) for the years ended December 31, 2005, 2004, and 2003, respectively. The statutory basis capital and surplus of NSLAC was $20,735 and $21,159 as of December 31, 2005 and 2004, respectively. The primary reasons for the differences between equity and net income (loss) on a GAAP basis versus capital and surplus and net income (loss) on a statutory basis are that, for GAAP reporting purposes: (1) the costs related to acquiring business, principally commissions and certain policy issue expenses, are amortized over the period benefited rather than charged to income in the year incurred; (2) future policy benefit reserves are based on anticipated Company experience for lapses, mortality and investment yield, rather than statutory mortality and interest requirements, without consideration of withdrawals; (3) investments in bonds available-for-sale are carried at fair value rather than amortized cost; (4) the asset valuation reserve and interest maintenance reserve are not recorded; (5) Separate Account seed money is classified as a trading security recorded at fair value as opposed to a component of Separate Account assets; (6) the fixed maturity securities that are related to NSLAC's funds withheld reinsurance arrangement are classified as trading securities recorded at fair value as opposed to amortized cost; (7) reserves are reported gross of ceded reinsurance balances; (8) changes in deferred taxes are recognized in operations; (9) the costs of providing defined pension benefits include nonvested participants; (10) the costs of providing postretirement benefits include nonvested participants; (11) there is a presentation of other comprehensive income and comprehensive income; (12) consolidation is based on whether the Company has voting control, or for certain variable interest entities, has the majority of the entity's expected losses or expected residual returns, or both; (13) the statements of cash flows are not presented in the manner prescribed by the NAIC; and (14) surplus notes are presented as part of notes payable within liabilities and are not presented as a component of capital and surplus.


                                       24                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                           December 31, 2005 and 2004

                             (Dollars in thousands)

(4)  COMPREHENSIVE INCOME

     Comprehensive income includes net income as well as certain items that are reported directly within the separate components of stockholders' equity that are not recorded in net income (other comprehensive income (loss)). The related before and after income tax amounts of other comprehensive income (loss) for the years ended December 31, 2005, 2004, and 2003 were as follows:

                                                 2005       2004       2003
                                               --------   --------   --------
Foreign currency translation adjustment        $    357   $  1,426   $     --
Pension liability adjustment, net of tax           (240)       992       (981)
Unrealized gains (losses) on securities
   available-for-sale arising during the
   period:
      Net of adjustment to deferred policy
         acquisition costs and future policy
         benefits and claims                    (74,064)   101,426     56,400
      Related income tax (expense) benefit       25,854    (35,385)   (20,437)
                                               --------   --------   --------
                                                (48,093)    68,459     34,982
                                               --------   --------   --------
Less:
   Reclassification adjustment for:
      Net (losses) gains on securities
         available-for-sale realized during
         the period:
            Gross                                 2,376    (14,501)   (25,557)
            Related income tax (expense)
               benefit                             (832)     5,075      8,945
      Securities transferred from available-
         for-sale to trading:
            Gross                                    --         --     41,258
            Related income tax (expense)
               benefit                               --         --    (14,440)
                                               --------   --------   --------
                                                  1,544     (9,426)    10,206
                                               --------   --------   --------
               Total other comprehensive
               (loss) income                   $(49,637)  $ 77,885   $ 24,776
                                               ========   ========   ========


                                       25                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                           December 31, 2005 and 2004

                             (Dollars in thousands)

(5)  INVESTMENTS

     Analyses of investment income and realized gains (losses) by investment type follows for the years ended December 31:

                                               INVESTMENT INCOME
                                         -----------------------------
                                            2005       2004      2003
                                         ---------   -------   -------
Gross investment income
   Securities available-for-sale:
      Fixed maturities                    $390,936   418,084   428,696
      Equity securities                        206      (126)       44
   Fixed maturity trading securities           269    24,332     9,149
   Fixed maturities held-to-maturity        74,980    50,640    60,034
   Mortgage loans on real estate            95,042    98,956    94,702
   Real estate                                 844       914     5,703
   Policy loans                             11,945    12,091    13,447
   Other long-term investments               2,028     3,377     2,561
   Short-term                                2,429       507       388
                                          --------   -------   -------
         Total gross investment income     578,679   608,775   614,724
Investment income due to reinsurers             --   (25,907)  (46,706)
Interest expense                            (8,000)   (9,683)  (11,106)
Other investment expenses                   (6,294)   (7,410)  (10,048)
                                          --------   -------   -------
         Net investment income            $564,385   565,775   546,864
                                          ========   =======   =======


                                       26                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                           December 31, 2005 and 2004

                             (Dollars in thousands)

                                               REALIZED GAINS (LOSSES) ON
                                                       INVESTMENTS
                                              ----------------------------
                                                2005       2004      2003
                                              --------   -------   -------
Securities available-for-sale:
   Fixed maturities                           $(38,395)  (20,171)    5,392
   Equity securities                               182      (217)      702
Fixed maturities held-to-maturity                  406    (1,494)  (18,564)
Mortgage loans on real estate                     (258)   (2,841)     (420)
Real estate                                       (290)      (75)    8,104
                                              --------   -------   -------
      Total realized losses on
         investments                           (38,355)  (24,798)   (4,786)
Realized losses recoverable from reinsurers         --       727     1,436
Change in valuation allowances for
   mortgage loans on real estate                    --       (38)       --
                                              --------   -------   -------
      Net realized losses on investments      $(38,355)  (24,109)   (3,350)
                                              ========   =======   =======

          Realized losses on investments, as shown in the table above, include write-downs for OTI of $41,472, $31,240, and $37,247 for the years ended December 31, 2005, 2004, and 2003, respectively. As of December 31, 2005, fixed maturity securities with a carrying value of $82,400, which had a cumulative write-down of $84,381 due to OTI, remained in the Company's investment portfolio.

          As part of the Company's adoption of DIG B36 in 2003, certain fixed maturity securities were transferred from the available-for-sale category to trading. The gain realized from this transfer was $41,258. During 2004, ONLIC transferred $663 million of securities to a reinsurer as part of the conversion from funds withheld reinsurance to coinsurance (see note 2(n)). All gains and losses associated with this transfer were offset by corresponding changes in the DIG B36 reinsurance derivative.


                                       27                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                           December 31, 2005 and 2004

                             (Dollars in thousands)

Amortized cost and estimated fair value of fixed maturities available-for-sale, trading and held-to-maturity and equities available-for-sale were as follows:

                                                         DECEMBER 31, 2005
                                         -------------------------------------------------
                                                         GROSS        GROSS
                                          AMORTIZED   UNREALIZED   UNREALIZED    ESTIMATED
                                            COST         GAINS       LOSSES     FAIR VALUE
                                         ----------   ----------   ----------   ----------
Securities available-for-sale:
   Fixed maturities:
      U.S. Treasury securities and
         obligations of
         U.S. government                 $  197,242       9,750       (2,138)      204,854
      Federal agency issued securities      232,785          85       (4,327)      228,543
      Obligations of states and
         political subdivisions              82,818      10,871          (42)       93,647
      Debt securities issued by
         foreign governments                 58,300         676       (1,759)       57,217
      Corporate securities                4,119,172     270,679      (77,180)    4,312,671
      Mortgage-backed securities          1,676,902      39,914      (28,317)    1,688,499
                                         ----------     -------     --------     ---------
         Total fixed maturities          $6,367,219     331,975     (113,763)    6,585,431
                                         ==========     =======     ========     =========
   Equity securities                     $   20,246       2,177         (210)       22,213
                                         ==========     =======     ========     =========
Trading securities:
   Fixed maturity corporate securities   $    6,901          49         (253)        6,697
                                         ==========     =======     ========     =========
   Equity securities seed money
      mutual fund shares                 $    1,354          75           --         1,429
                                         ==========     =======     ========     =========
Fixed maturity securities
   held-to-maturity:
      Obligations of states and
         political subdivisions          $    2,310         424           --         2,734
      Debt securities issued by
         foreign governments                  1,000          --           --         1,000
      Corporate securities                  497,124      32,026       (2,163)      526,987
      Mortgage-backed securities             11,285       1,622           --        12,907
                                         ----------     -------     --------     ---------
         Total fixed maturities          $  511,719      34,072       (2,163)      543,628
                                         ==========     =======     ========     =========


                                       28                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                           December 31, 2005 and 2004

                             (Dollars in thousands)

                                                          DECEMBER 31, 2004
                                          -------------------------------------------------
                                                         GROSS        GROSS
                                           AMORTIZED   UNREALIZED   UNREALIZED    ESTIMATED
                                             COST         GAINS       LOSSES     FAIR VALUE
                                          ----------   ----------   ----------   ----------
Securities available-for-sale:
   Fixed maturities:
      U.S. Treasury securities and
         obligations of U.S. government   $  427,258       8,517       (8,609)      427,166
      Federal agency issued securities       170,640          37       (2,063)      168,614
      Obligations of states and
         political subdivisions               59,190       3,742         (239)       62,693
      Debt securities issued by
         foreign governments                  73,970       3,496          (29)       77,437
      Corporate securities                 3,769,162     344,357      (39,504)    4,074,015
      Mortgage-backed securities           1,850,747     129,328      (71,385)    1,908,690
                                          ----------     -------     --------     ---------
         Total fixed maturities           $6,350,967     489,477     (121,829)    6,718,615
                                          ==========     =======     ========     =========
   Equity securities                      $   15,214       1,120          (90)       16,244
                                          ==========     =======     ========     =========
Trading securities:
   Fixed maturity corporate securities    $    6,356         104          (96)        6,364
                                          ==========     =======     ========     =========
   Equity securities seed money
      mutual fund shares                  $    6,976         345           --         7,321
                                          ==========     =======     ========     =========
Fixed maturity securities
   held-to-maturity:
      Obligations of states and
         political subdivisions           $    2,355         451           --         2,806
      Debt securities issued by
         foreign governments                   1,000          --           --         1,000
      Corporate securities                   598,515      56,514         (927)      654,102
      Mortgage-backed securities              16,758       2,647           --        19,405
                                          ----------     -------     --------     ---------
         Total fixed maturities           $  618,628      59,612         (927)      677,313
                                          ==========     =======     ========     =========


                                       29                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                           December 31, 2005 and 2004

                             (Dollars in thousands)

The components of unrealized gains on securities available-for-sale, net, were as follows as of December 31:

                                                       2005       2004
                                                     --------   -------
Gross unrealized gains                               $220,178   368,678
Less:
   Unrealized gains related to Closed Block            16,294    22,546
   Unrealized gain due to reinsurers (note 16)             --        --
   Adjustment to future policy benefits and claims      2,965     1,498
   Adjustment to deferred policy acquisition costs     48,817   116,939
   Deferred federal income tax                         54,009    79,577
                                                     --------   -------
                                                     $ 98,093   148,118
                                                     ========   =======

An analysis of the change in gross unrealized gains (losses) on securities available-for-sale is as follows for the years ended December 31:

                                    2005       2004     2003
                                 ---------   -------   ------
Securities available-for-sale:
   Fixed maturities              $(149,437)  145,839   30,565
   Equity securities                   937       594      114

The amortized cost and estimated fair value of fixed maturity securities available-for-sale, trading and held-to-maturity as of December 31, 2005, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage-backed securities are allocated based on the last payment date of the underlying mortgage loans with the longest contractual duration as of December 31, 2005.

                                  AVAILABLE-FOR-SALE       TRADING SECURITIES        HELD-TO-MATURITY
                               -----------------------   ----------------------   ----------------------
                                AMORTIZED    ESTIMATED   AMORTIZED    ESTIMATED   AMORTIZED    ESTIMATED
                                  COST      FAIR VALUE      COST     FAIR VALUE      COST     FAIR VALUE
                               ----------   ----------   ---------   ----------   ---------   ----------
Due in one year or less        $   97,625       84,951       250          250        8,788        8,876
Due after one year through
   five years                     776,205      798,253     4,891        4,692      156,162      163,395
Due after five years through
   ten years                    2,349,271    2,389,650     1,634        1,651      228,733      239,058
Due after ten years             3,144,118    3,312,577       126          104      118,036      132,299
                               ----------    ---------     -----        -----      -------      -------
                               $6,367,219    6,585,431     6,901        6,697      511,719      543,628
                               ==========    =========     =====        =====      =======      =======


                                       30                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                           December 31, 2005 and 2004

                             (Dollars in thousands)

     The Company reviews investments for OTI based on a number of factors. Each security subject to review is analyzed by investment personnel to determine the nature of the price decline. For fixed income securities, declines in value related to interest rate changes are deemed to be temporary provided the Company determines that there is the ability and intent to hold those securities until maturity or until price recovery. Declines related to credit quality issues are looked at to determine whether or not the issues involved are of a long-term nature or simply short term. Examples of short-term phenomena that can have adverse impacts on bond prices include trading imbalances due to speculation activity or low overall trading volume. As with interest rate declines, the Company analyzes temporary impairments due to these short-term issues and determines whether or not there is both the ability and intent to hold the security in question until maturity or until price recovery.

     Based upon analysis as described above, the Company believes that no securities reflected in the table below as of December 31, 2005 were other-than-temporarily impaired and, therefore, no write-downs were deemed necessary.

                                       LESS THAN 12 MONTHS      12 MONTHS OR LONGER            TOTAL
                                     -----------------------   --------------------   -----------------------
                                                  UNREALIZED     FAIR    UNREALIZED                UNREALIZED
                                     FAIR VALUE     LOSSES      VALUE      LOSSES     FAIR VALUE     LOSSES
                                     ----------   ----------   -------   ----------   ----------   ----------
U.S. Treasury securities and
   obligations of U.S. government    $  138,495     (2,138)         --         --        138,495      (2,138)
Federal agency issued securities        165,211     (3,206)     27,279     (1,121)       192,490      (4,327)
Obligations of states and
   political subdivisions                 8,709        (42)         --         --          8,709         (42)
Debt securities issued by
   foreign governments                   45,108     (1,636)      3,444       (123)        48,552      (1,759)
Corporate securities                  1,239,323    (42,639)    399,098    (36,957)     1,638,421     (79,596)
Mortgage-backed securities              408,456    (10,453)    182,706    (17,864)       591,162     (28,317)
                                     ----------    -------     -------    -------      ---------    --------
   Total fixed maturity securities    2,005,302    (60,114)    612,527    (56,065)     2,617,829    (116,179)
Equity securities                         2,358       (125)         69        (85)         2,427        (210)
                                     ----------    -------     -------    -------      ---------    --------
   Total impaired securities         $2,007,660    (60,239)    612,596    (56,150)     2,620,256    (116,389)
                                     ==========    =======     =======    =======      =========    ========

     Proceeds from the sale of securities available-for-sale (excluding calls) during 2005, 2004, and 2003 were $553,306, $684,925, and $909,767, respectively. Gross gains of $9,381 ($11,324 in 2004 and $32,633 in 2003) and gross losses of $8,607 (36,880 in 2004 and $9,834 in 2003) were realized on those sales.

     The Company may sell securities held-to-maturity if the Company becomes aware of evidence of significant deterioration in an issuer's creditworthiness and/or a significant increase in the risk weights of debt securities for regulatory risk-based capital purposes. In 2004, the Company sold certain held-to-maturities as a result of issuer financial fraud, substantial expected earnings decline by an issuer, and change in investor status from a bondholder to an equity investor through an issuer bankruptcy distribution.


                                       31                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                           December 31, 2005 and 2004

                             (Dollars in thousands)

     Proceeds from the sale of securities held-to-maturity during 2005, 2004 and 2003 were $0, $9,936 and $0, respectively. Gross gains of $0 ($429 in 2004 and $0 in 2003) and gross losses of $0 ($40 in 2004 and $0 in 2003) were realized on those sales.

     Investments with a fair value of $16,022 and $16,947 as of December 31, 2005 and 2004, respectively, were on deposit with various regulatory agencies as required by law.

     Real estate is presented at cost less accumulated depreciation of $160 in 2005 ($193 in 2004), and corresponding valuation allowance of $0 and $0 in 2005 and 2004, respectively.

     The Company generally initiates foreclosure proceedings on all mortgage loans on real estate delinquent sixty days. There were no foreclosures of mortgage loans in 2005, and one foreclosure in 2004.

     The Company participates in an indemnified securities lending program administered by U.S. Bank in which certain securities are made available for lending. The borrower must deliver to U.S. Bank collateral having a market value at least equal to 102% of the market value of the securities loaned. The collateral received by U.S. Bank from the borrower to secure loans on behalf of the Company is in the form of cash, securities issued or guaranteed by the U.S. government or its agencies, or bank letter of credit or equivalent obligation as may be acceptable to U.S. Bank. The Company does not receive the collateral from the borrower. Since the Company does not receive collateral as part of its securities lending agreements, there are no adjustments for collateral recorded in the financial statements. Securities with a market value of $577,985 and $945,581 were on loan as of December 31, 2005 and 2004, respectively.

(6)  FUTURE POLICY BENEFITS AND CLAIMS

     The liability for future policy benefits for universal life policies and investment contracts (approximately 83% and 84% of the total liability for future policy benefits as of December 31, 2005 and 2004, respectively) has been established based on accumulated contract values without reduction for surrender penalty provisions. The average interest rate credited on investment product policies was 4.5%, 4.7%, and 5.4% for the years ended December 31, 2005, 2004, and 2003, respectively.

     The liability for future policy benefits for traditional life policies has been established based upon the net level premium method using the following assumptions:

    YEAR OF ISSUE      INTEREST RATE
--------------------   -------------
2005, 2004, and 2003        4.0%
2002 and prior          2.25 - 6.00%

     (A)  WITHDRAWALS

          Rates, which vary by issue age, type of coverage and policy duration, are based on Company experience.


                                       32                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                           December 31, 2005 and 2004

                             (Dollars in thousands)

     (B)  MORTALITY AND MORBIDITY

          Mortality and morbidity rates are based on published tables, guaranteed in insurance contracts.

(7)  NOTES PAYABLE

     On September 28, 2001, ONLIC issued a $50,000, 7.5% surplus note to its parent, ONFS. This note matures on September 28, 2021. On July 11, 1994, ONLIC issued $50,000, 8.875% surplus notes, due July 15, 2004. On May 21, 1996, ONLIC issued $50,000, 8.5% surplus notes, due May 15, 2026. Concurrent with the issue of the new notes, $15,000 of the notes issued on July 11, 1994 were retired. The remaining balance of the 1994 issue was paid off in 2004.

     Total interest expense was $8,000, $9,683, and $11,106 for the years ended December 31, 2005, 2004, and 2003, respectively. Included in total interest expense were amounts paid to ONFS in 2005, 2004, and 2003 of $3,750, $3,750, and $3,750, respectively. Total interest expense is included in investment expenses as a component of net investment income.

     The surplus notes have been issued in accordance with Section 3941.13 of the Ohio Revised Code. Interest payments, scheduled semi-annually, must be approved for payment by the Director of the Department. All issuance costs have been capitalized and are being amortized over the terms of the notes.

(8)  GOODWILL AND OTHER INTANGIBLE ASSETS

     In connection with the acquisition of NSLAC by SMON in 2002, SMON identified intangible assets related to the insurance licenses acquired. These licenses are indefinite lived intangible assets as defined under SFAS No. 142, Goodwill and Other Intangible Assets.

     As a result of the consolidation of SMON into ONLIC's consolidated financial results during 2005 and 2004, the Company included the NSLAC related goodwill and other intangible assets in the amount of $1,068 for both periods, as a component of other assets in the consolidated balance sheet.

     The Company's only intangible asset is related to insurance licenses acquired with the purchase of NSLAC. The value of the intangible is primarily dependent upon the maintenance of the New York license. As this license remains in good standing with all regulatory requirements met, no impairment was recognized on this asset.

     The goodwill asset is also entirely attributable to the NSLAC purchase. NSLAC is not consolidated for tax purposes and currently pays no federal income taxes. However, if NSLAC becomes a taxpayer in the future, NLSAC would take a tax deduction for goodwill over a 15-year life. Goodwill is tested annually for impairment. Impairment testing consists of determining a fair value for NSLAC. When evaluating whether goodwill is impaired, the Company compares the fair value of NSLAC to NSLAC's carrying value, including goodwill. If the carrying amount of NSLAC exceeds its fair value, an impairment loss must be measured. Based upon impairment testing for the years ended December 31, 2005, 2004 and 2003, no impairment was deemed necessary.


                                       33                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                           December 31, 2005 and 2004

                             (Dollars in thousands)

(9)  INCOME TAX

     The provision for income taxes (benefit) is as follows:

                                                 2005     2004      2003
                                               -------   ------   -------
Current                                        $24,087   51,560    42,932
Deferred                                        26,550    7,847    31,010
                                               -------   ------   -------
Provision for income taxes before cumulative
   effect of change in accounting principle     50,637   59,407    73,942
Provision for cumulative effect of change in
   accounting principle                             --      268   (14,968)
                                               -------   ------   -------
Income tax expense                             $50,637   59,675    58,974
                                               =======   ======   =======

     A reconciliation of the provision for income taxes based on enacted U.S. Federal income tax rates to the total income tax expense provision reported in the consolidated financial statements for the years ended December 31, 2005, 2004, and 2003:

                                               2005     2004     2003
                                             -------   ------   -------
Pre-tax income times U.S. enacted tax rate   $58,951   60,586   78,598
Tax-preferred investment income               (6,626)  (1,146)  (1,267)
Resolution of tax matters                     (2,114)      --       --
Other, net                                       426      (33)  (3,389)
                                             -------   ------   ------
Income taxes                                 $50,637   59,407   73,942
                                             =======   ======   ======
Effective tax rate                              30.1%    34.3%    32.9%

     The U.S. Federal tax authorities completed their examination of the years ending December 31, 1999 through December 31, 2002. The resolution of tax matters is reported in the components of the rate reconciliation.


                                       34                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                           December 31, 2005 and 2004

                             (Dollars in thousands)

     The tax effects of temporary differences between the financial statement carrying amounts and tax basis of assets and liabilities that give rise to significant components of the net deferred tax liability as of December 31, 2005 and 2004 relate to the following:

                                                             2005        2004
                                                          ---------   ---------
Deferred tax assets:
   Pension and benefit obligations                        $  17,805   $  15,916
   Future policy benefits                                   639,441     580,098
   Mortgage loans on real estate                              2,224       2,558
   Net operating loss carryforwards                             404         367
   Other                                                      6,519      24,944
                                                          ---------   ---------
      Total gross deferred tax assets                       666,393     623,883
   Valuation allowance on deferred tax assets                   297         297
                                                          ---------   ---------
      Net deferred tax assets                               666,096     623,586
                                                          ---------   ---------
Deferred tax liabilities:
   Fixed maturity securities available-for-sale              76,380     129,131
   Deferred policy acquisition costs                        199,687     160,347
   Other fixed maturities, equity securities, and other
      long-term investments                                     688         361
   Fixed assets                                               4,034       5,264
   Reinsurance recoverable                                  492,949     445,063
   Other                                                     13,562       7,074
                                                          ---------   ---------
      Total gross deferred tax liabilities                  787,300     747,240
                                                          ---------   ---------
      Net deferred tax liability                          $(121,204)  $(123,654)
                                                          ---------   ---------

     In accessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during periods in which those temporary differences become deductible. The Company considers the scheduled reversal of deferred tax liabilities, projected future income, and tax planning strategies in making this assessment. Based upon the level of historical taxable income and projections for future income over the periods in which the deferred tax assets are deductible, the Company believes it is more likely than not that it will realize the benefits of these deductible differences, net of existing valuation allowances at December 31, 2005.

     NSLAC has net operating loss carryforwards of $2,694 that can only be used to offset future taxable income of NSLAC. The Company believes it is unlikely the net operating losses will be fully utilized within the allowable carryforward period and established the valuation allowance using the lowest enacted


                                       35                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                           December 31, 2005 and 2004

                             (Dollars in thousands)

     tax rate of 15%. The change in the valuation allowance for period ending December 31, 2005 and December 31, 2004 was zero and $60, respectively.

     The Life Insurance Company Income Tax Act of 1959, as amended by the Deficit Reduction Act of 1984 (DRA), statutorily permitted the deferral from taxation a portion of income in a special tax account designated as the Policyholders' Surplus Account (PSA). DRA eliminated additions to the PSA and the pre-tax balance of the PSA was approximately $5,257 as of December 31, 2004 and 2003. In those years, the Company considered the likelihood of distributions from the PSA to be remote; therefore, no Federal income tax was provided for such distributions in the financial statements.

     The American Jobs Creation Act of 2004 provided for the suspension of tax on distributions from the PSA made during the period January 1, 2005 through December 31, 2006. The Company evaluated the potential of such provisions. As the Company made distributions in excess of $5,257 during 2005, the PSA liability was eliminated tax free.

(10) DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS

     SFAS 107 requires disclosure of fair value information about existing on and off-balance sheet financial instruments. SFAS 107 excludes certain assets and liabilities, including insurance contracts, other than policies such as annuities that are classified as investment contracts, from its disclosure requirements. Accordingly, for this and other reasons, the aggregate fair value amounts presented do not represent the underlying value of the Company. The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

     The following methods and assumptions were used by the Company in estimating its fair value disclosures:

     - CASH, SHORT-TERM INVESTMENTS, AND POLICY LOANS - The carrying amount reported in the consolidated balance sheets for these instruments approximate their fair value.

     - INVESTMENT SECURITIES - Fair value for equity securities and fixed maturity securities generally are determined from quoted market prices traded in the public market place. For fixed maturity securities not actively traded, or in the case of private placements, fair value is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and duration of investments.

     - SEPARATE ACCOUNT ASSETS AND LIABILITIES - The fair value of assets held in Separate Accounts is based on quoted market prices. The fair value of liabilities related to Separate Accounts is the accumulated contract value in the Separate Account portfolios.

     - MORTGAGE LOANS ON REAL ESTATE - The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

     - DEFERRED AND IMMEDIATE ANNUITY AND INVESTMENT CONTRACTS - Fair value for the Company's liabilities under investment type contracts is disclosed using two methods. For investment contracts


                                       36                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                           December 31, 2005 and 2004

                             (Dollars in thousands)

          without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analyses. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

     - NOTES PAYABLE - The fair value for the notes payable was determined by discounting the scheduled cash flows of the notes using a market rate applicable to the yield, credit quality, and maturity of similar debt instruments.

     - POLICYHOLDERS' DIVIDEND ACCUMULATIONS AND OTHER POLICYHOLDER FUNDS - The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

     The carrying amount and estimated fair value of financial instruments subject to SFAS 107 disclosure were as follows as of December 31:

                                                               2005
                                                     -----------------------
                                                      CARRYING     ESTIMATED
                                                       AMOUNT     FAIR VALUE
                                                     ----------   ----------
Assets:
   Investments:
      Securities available for-sale:
         Fixed maturities                            $6,585,431    6,585,431
         Equity securities                               22,213       22,213
      Fixed maturities held-to-maturity                 511,719      543,628
      Trading securities:
         Reinsurance portfolio                            6,697        6,697
         Seed money                                       1,429        1,429
      Mortgage loans on real estate                   1,264,158    1,323,338
      Policy loans                                      195,242      195,242
   Cash                                                  76,491       76,491
   Assets held in Separate Accounts                   3,702,369    3,702,369
Liabilities:
   Guaranteed investment contracts                   $  296,222      292,296
   Individual deferred annuity contracts              4,278,084    4,365,543
   Other annuity contracts                              674,140      691,434
   Policyholders' dividend accumulations and other
      policyholder funds                                 97,627       97,627
   Notes payable                                         99,550      125,969
   Liabilities related to Separate Accounts           3,702,369    3,702,369


                                       37                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                           December 31, 2005 and 2004

                             (Dollars in thousands)

                                                               2004
                                                     -----------------------
                                                      CARRYING     ESTIMATED
                                                       AMOUNT     FAIR VALUE
                                                     ----------   ----------
Assets:
   Investments:
      Securities available for-sale:
         Fixed maturities                            $6,718,615    6,718,615
         Equity securities                               16,244       16,244
      Fixed maturities held-to-maturity                 618,628      677,313
      Trading securities:
         Reinsurance portfolio                            6,364        6,364
         Seed money                                       7,321        7,321
      Mortgage loans on real estate                   1,200,919    1,290,152
      Policy loans                                      189,608      189,608
      Short-term investments                             10,703       10,703
   Cash                                                  41,859       41,859
   Assets held in Separate Accounts                   2,861,577    2,861,577

Liabilities:
   Guaranteed investment contracts                   $  311,462      312,283
   Individual deferred annuity contracts              4,500,101    4,516,760
   Other annuity contracts                              710,694      737,378
   Policyholders' dividend accumulations and other
      policyholder funds                                 97,028       97,028
   Notes payable                                         99,528      123,898
   Liabilities related to Separate Accounts           2,861,577    2,861,577

(11) ADDITIONAL FINANCIAL INSTRUMENTS DISCLOSURE

     (A)  FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK

          The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. The Company had outstanding commitments to fund mortgage loans, bonds, and venture capital partnerships of approximately $72,376 and $43,563 as of December 31, 2005 and 2004, respectively. These commitments involve, in varying degrees, elements of credit and market risk in excess of amounts recognized in the consolidated financial statements. The credit risk of all financial instruments, whether on- or off-balance sheet, is controlled through credit approvals, limits, and monitoring procedures.


                                       38                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                           December 31, 2005 and 2004

                             (Dollars in thousands)

     (B)  SIGNIFICANT CONCENTRATIONS OF CREDIT RISK

          Mortgage loans are collateralized by the underlying properties. Collateral must meet or exceed 125% of the loan at the time the loan is made. The Company grants mainly commercial mortgage loans to customers throughout the United States. The Company has a diversified loan portfolio and total loans in any state do not exceed 12% of the total loan portfolio as of December 31, 2005.

          At December 31, 2005, the states that exceeded 10% of the total loan portfolio were Ohio and Texas with carrying values of $143.4 million and $135.3 million, respectively.

          The summary below depicts loan exposure of remaining principal balances by type as of December 31, 2005 and 2004:

                                                    2005         2004
                                                 ----------   ---------
Mortgage assets by type:
   Retail                                        $  354,475     366,214
   Office                                           427,252     382,456
   Apartment                                        140,918     160,103
   Industrial                                       205,570     164,245
   Other                                            142,300     134,001
                                                 ----------   ---------
                                                  1,270,515   1,207,019
   Less valuation allowances                          6,357       6,100
                                                 ----------   ---------
      Total mortgage loans on real estate, net   $1,264,158   1,200,919
                                                 ==========   =========

(12) PENSIONS AND OTHER POSTRETIREMENT BENEFITS

     (A)  HOME OFFICE PENSION PLANS

          The Company sponsors a funded qualified pension plan covering all home office employees hired prior to January 1, 1998. The plan includes participants who are employees of the Company. Participating Company employees are vice presidents and other executive officers of the Company and devote substantially all of their time to service for the Company. Retirement benefits are based on years of service and the highest average earnings in five of the last ten years.

          The Company also sponsors unfunded pension plans covering certain home office employees where benefits exceed Code 401(a)(17) and Code 415 limits.

          The Company also has other deferred compensation and supplementary plans.

          The measurement date was December 31.


                                       39                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                           December 31, 2005 and 2004

                             (Dollars in thousands)

     (B)  HOME OFFICE POST-RETIREMENT BENEFIT PLANS

          The Company currently offers eligible retirees the opportunity to participate in a post-retirement health and group life plan. The Plan provides a fixed portion of the health insurance contract premium. The portion the Company pays is periodically increased and is a function of participant service. Only home office employees hired prior to January 1, 1998 may become eligible for these benefits provided that the employee meets the retirement age and years of service requirements.

          The Plan includes participants who are employees of the Company. Participating Company employees are vice presidents and other executive officers of the Company and devote substantially all of their time to service for the Company.

          The post-retirement health plan does not provide benefits which are actuarially equivalent to Medicare Part D benefits. Therefore, ONLI does not receive the associated federal Medicare subsidy.

          The measurement date was December 31.

     (C)  GENERAL AGENTS' PENSION PLAN

          The Company sponsors an unfunded, nonqualified defined benefit pension plan covering its general agents. The Plan provides benefits based on years of service and average compensation during the final five and ten years of service. Effective January 1, 2005, no agents hired after 2004 will participate in the Plan.

          The measurement date was December 31.

     (D)  AGENTS' POST-RETIREMENT BENEFITS PLANS

          The Company sponsors a post-retirement health and group life plan. Only agents with contracts effective prior to January 1, 1996 who meet the retirement age and service requirements are eligible for these benefits. The health plan is contributory, with retirees contributing approximately 50% of premium for coverage. The retired participants pay for 100% of the group life plan cost.

          The post-retirement health plan does not provide benefits which are actuarially equivalent to Medicare Part D benefits. Therefore, ONLI does not receive the associated federal Medicare subsidy.

          The measurement date was December 31.


                                       40                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                           December 31, 2005 and 2004

                             (Dollars in thousands)

     (E)  OBLIGATIONS AND FUNDED STATUS

          . Information regarding the funded status of the pension plans as a whole and other benefit plans as a whole as of December 31, 2005 and 2004 is as follows:

                                      PENSION BENEFITS      OTHER BENEFITS
                                     ------------------   -----------------
                                       2005       2004      2005      2004
                                     --------   -------   -------   -------
Change in benefit obligation:
   Projected benefit obligation at
      beginning of year              $ 63,785    59,783     8,538     8,939
   Service cost                         2,229     2,771        93       178
   Interest cost                        4,125     3,821       456       535
   Actuarial (gain)/loss                5,441       (67)   (1,099)     (756)
   Benefits paid*                      (5,799)   (2,523)     (345)     (358)
                                     --------   -------   -------   -------
   Projected Benefit Obligation
      at end of year                 $ 69,781    63,785     7,643     8,538
                                     ========   =======   =======   =======
Accumulated benefit obligation       $ 61,023    55,135        --        --
                                     ========   =======   =======   =======
Change in plan assets:
   Fair value of plan assets at
      beginning of year              $ 32,769    31,007        --        --
   Actual return on plan assets         3,562     3,937        --        --
   Employer Contribution                4,894        --        --        --
   Benefits and expenses paid          (3,553)   (2,175)       --        --
                                     --------   -------   -------   -------
   Fair Value of Plan Assets at
      end of year                    $ 37,672    32,769        --        --
                                     ========   =======   =======   =======
Funded status                        $(32,109)  (31,016)   (7,643)   (8,538)
Unrecognized net actuarial
   (gain)/loss                         17,657    14,452    (2,736)   (1,947)
Unrecognized prior service
   benefit                               (820)   (1,039)   (3,216)   (3,721)
                                     --------   -------   -------   -------
Net Amount Recognized                $(15,272)  (17,603)  (13,595)  (14,206)
                                     ========   =======   =======   =======

* Benefits paid include amounts paid from both funded and unfunded benefit plans.


                                       41                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                           December 31, 2005 and 2004

                             (Dollars in thousands)

                                 PENSION BENEFITS      OTHER BENEFITS
                                ------------------   -----------------
                                  2005       2004      2005      2004
                                --------   -------   -------   -------
Amounts recognized in the
   statement of financial
   position consist of:
      Prepaid benefit costs     $  8,173     4,567        --        --
      Accrued benefit costs      (28,840)  (24,310)  (13,595)  (14,206)
      Intangible assets              532       597        --        --
      Accumulated other
         comprehensive income      4,863     1,543        --        --
                                --------   -------   -------   -------
      Net Amount Recognized     $(15,272)  (17,603)  (13,595)  (14,206)
                                ========   =======   =======   =======

                                                PENSION BENEFITS
                                           --------------------------
                                             2005      2004     2003
                                           --------   ------   ------
Components of net periodic benefit cost:
   Service cost                            $  2,229    2,771    2,337
   Interest costs                             4,125    3,821    3,720
   Expected return on plan assets            (2,582)  (2,551)  (2,124)
   Amortization of prior service cost          (220)    (220)    (220)
   Amortization of net loss                   1,256    1,247    1,626
                                           --------   ------   ------
   Net Periodic Benefit Cost               $  4,808    5,068    5,339
                                           ========   ======   ======

                                              OTHER BENEFITS
                                           -------------------
                                            2005   2004   2003
                                           -----   ----   ----
Components of net periodic benefit cost:
   Service cost                            $  93    178    260
   Interest costs                            456    535    704
   Amortization of prior service cost       (505)  (505)  (505)
   Amortization of net gain                 (310)  (162)    --
                                           -----   ----   ----
   Net Periodic Benefit Cost               $(266)    46    459
                                           =====   ====   ====


                                       42                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                           December 31, 2005 and 2004

                             (Dollars in thousands)

     Information for pension plans with an accumulated benefit obligation in excess of fair value of plan assets as of December 31, 2005 and 2004 is as follows:

                                     PENSION BENEFITS   OTHER BENEFITS
                                     ----------------   --------------
                                       2005     2004      2005   2004
                                     -------   ------     ----   ----
Information for pension plans
   with an accumulated benefit
   obligation in excess of plan
   assets:
      Projected benefit obligation   $30,546   26,530      --     --
      Accumulated benefit
         obligation                   28,840   24,310      --     --
      Fair value of plan assets           --       --      --     --

     (F)  ASSUMPTIONS

                                      PENSION BENEFITS   OTHER BENEFITS
                                      ----------------   --------------
                                         2005   2004      2005    2004
                                         ----   ----     -----   -----
Weighted-average assumptions
   used to determine net periodic
   benefit cost at January 1:
      Discount rate                      5.40%  5.40%     6.25%   6.25%
      Expected long-term return
         on plan assets                  8.00%  8.50%       --      --
      Rate of compensation increase      3.75%  4.00%       --      --
      Health care cost trend rate
         assumed for next year             --     --     10.00%  10.00%
      Rate to which the health cost
         trend rate is assumed
         to decline (the ultimate
         trend rate)                       --     --      6.00%   6.00%
      Year that the rate reaches
         the ultimate trend rate           --     --      2009    2008

Weighted-average assumptions
   used to determine benefit
   obligations at December 31:
      Discount rate                      5.20%  5.40%     5.90%   6.25%
      Rate of compensation increase      3.60%  4.00%       --      --


                                       43                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                           December 31, 2005 and 2004

                             (Dollars in thousands)

Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one-percentage-point change in assumed health care cost trend rates would have the following effects:

                                                           1 PERCENTAGE     1 PERCENTAGE
                                                          POINT INCREASE   POINT DECREASE
                                                          --------------   --------------
Effect on total of 2005 service cost and interest cost         $ 65              (27)
Effect on 2005 other post-retirement benefit obligation         872             (407)

     (G)  PLAN ASSETS

          The Company's qualified pension plan had weighted-average asset allocations at December 31, 2005 and 2004 by asset category as follows:

                    PLAN ASSETS AT DECEMBER 31
                    --------------------------
                            2005   2004
                            ----   ----
Equity securities            73%    75%
Debt securities              21%    18%
Real estate                   3%     5%
Other                         3%     2%
                            ---    ---
   Total                    100%   100%
                            ===    ===

          The assets of the Company's defined benefit pension plan (the Plan) are invested in a group variable annuity contract offering specific investment choices from various asset classes providing diverse and professionally managed options. The assets are invested in a mix of equity securities, debt securities and real estate securities in allocations as determined from time to time by the Pension Plan Committee. The target allocations are designed to balance the Plan's short-term liquidity needs and its long-term liabilities.

          For diversification and risk control purposes, where applicable each asset class is further divided into sub classes such as large cap, mid cap and small cap and growth, core and value for equity securities and U.S. domestic, global and high yield for debt securities. To the extent possible, each sub asset class utilizes multiple fund choices and no single fund contains more than 25% of Plan assets (exclusive of any short term increases in assets due to any Plan funding). The Plan performance is measured by a weighted benchmark consisting of equity and debt benchmarks in weights determined by the Plan committee.

          The overall expected long term rate of return on assets is determined by a weighted average return of fixed income and equity indexes. Fixed income securities (including cash) make of 30% of the weighted average return and equity securities make up 70% of the weighted average return.


                                       44                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                           December 31, 2005 and 2004

                             (Dollars in thousands)

     (H)  CASH FLOWS

          (I)  CONTRIBUTIONS

               The Company expects to contribute $949 to its qualified pension plan and $0 to its other post-retirement benefit plans in 2006.

          (II) ESTIMATED FUTURE BENEFIT PAYMENTS

               The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

               PENSION     OTHER
              BENEFITS   BENEFITS
              --------   --------
2006           $ 5,298       357
2007             6,668       355
2008             7,929       353
2009            15,798       352
2010             6,940       351
2011 - 2015     30,450     1,858

     (I)  OTHER PLAN EXPENSES

          The Company also maintains a qualified contributory defined contribution profit-sharing plan covering substantially all employees. Company contributions to the profit-sharing plan are based on the net earnings of the Company and are payable at the sole discretion of management. The expense for contributions to the Plan for 2005, 2004, and 2003 were $2,281, $2,040, and $2,292 respectively.

          Employees hired on or after January 1, 1998 are covered by a defined contribution pension plan. The expense reported for this Plan was $730, $696, and $484, in 2005, 2004, and 2003, respectively.

     (J)  ONFS EMPLOYEES

          The Company's qualified pension and post retirement benefit plans include participants who are employees of ONFS. Participating ONFS employees are vice presidents and other executive officers of ONFS and devote substantially all of their time to service for the Company. Most of ONFS's employees were employees of the Company prior to January 1, 2001 and were participants in the benefit plan at that time.

(13) REGULATORY RISK-BASED CAPITAL, RETAINED EARNINGS AND DIVIDEND RESTRICTIONS

     As of December 31, 2005, ONLIC, ONLAC and NSLAC exceeded the minimum risk-based capital (RBC) requirements as established by the NAIC.

     The payment of dividends by ONLIC to its parent, ONFS, is limited by Ohio insurance laws. The maximum dividend that may be paid to ONFS without prior approval of the Director of Insurance is


                                       45                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                           December 31, 2005 and 2004

                             (Dollars in thousands)

     limited to the greater of ONLIC's statutory net income of the preceding calendar year or 10% of statutory surplus as of the preceding December 31. Any dividend that exceeds earned surplus of ONLIC, even if it is within the above parameters, would be deemed extraordinary under Ohio law. Therefore, dividends of approximately $94,400 may be paid by ONLIC to ONFS in 2006 without prior approval. Dividends of approximately $28,000, $30,000, and $8,000 were paid by ONLIC to ONFS in 2005, 2004, and 2003, respectively.

     The payment of dividends by ONLAC to ONLIC is also limited by Ohio insurance laws. The maximum dividend that may be paid without prior approval of the Director of Insurance is limited to the greater of ONLAC's statutory net income of the preceding calendar year or 10% of statutory surplus as of the preceding December 31. Any dividend that exceeds earned surplus of ONLAC, even if it is within the above parameters, would be deemed extraordinary under Ohio law. Therefore, dividends of approximately $15,400 may be paid by ONLAC to ONLIC in 2006 without prior approval. ONLAC paid $5,500 to ONLIC in 2005, $5,000 in 2004, and $8,438 in 2003.

     The payment of dividends by NSLAC to ONLIC is limited by New York insurance laws. NSLAC cannot pay any dividends in 2006 without prior approval of the New York Department of Insurance. No dividends were paid by NSLAC in 2005, 2004, or 2003.

     In order to strengthen ONLIC's statutory capital position, ONFS made capital contributions to ONLIC of $12,963 and $96,000 in 2004 and 2003, respectively. No capital contribution was made by ONFS in 2005.

(14) BANK LINE OF CREDIT

     As of December 31, 2005, the Company had a $100,000 revolving credit facility, of which $50,000 was available at the Company's request. The remaining $50,000 was available at the discretion of the credit line provider. The Company utilized this facility on various occasions in 2005 and 2004 for amounts up to $50,000. Total interest and fees paid on this line of credit were $186 in 2005 and $323 in 2004. There was no borrowing outstanding on this facility as of December 31, 2005 or as of December 31, 2004.


                                       46                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                           December 31, 2005 and 2004

                             (Dollars in thousands)

(15) COMMITMENTS AND CONTINGENCIES

     The Company primarily leases the home office building from its parent, ONFS, and hardware and software. Rent expense for both capital and operating leases was $5,355, $5,291, and $5,045 during 2005, 2004, and 2003, respectively. The lease on the Home Office constitutes 99.7% of the $24,401 future minimum operating lease payments. The future minimum lease payments under both operating and capital leases that have remaining non-cancelable lease terms in excess of one year at December 31, 2005 are:

                                   OPERATING   CAPITAL
                                   ---------   -------
2006                                  2,363     1,654
2007                                  2,280     1,654
2008                                  2,280     1,082
2009                                  2,280       640
2010                                  2,280       513
After 2010                           12,918       226
                                     ------     -----
Total minimum lease payments         24,401     5,769
                                     ======
Less interest on capital leases                   542
                                                -----
Liability for capitalized leases                5,227
                                                =====

     ONLIC and its subsidiaries are defendants in various legal actions arising in the normal course of business. While the outcome of such matters cannot be predicted with certainty, management believes such matters will be resolved without material adverse impact on the financial condition of the Company.

(16) REINSURANCE

     The Company routinely enters into reinsurance transactions with other insurance companies. This reinsurance involves either ceding certain risks to or assuming risks from other insurance companies. The primary purpose of ceded reinsurance is to protect the Company from potential losses in excess of levels that it is prepared to accept. Reinsurance does not discharge the Company from its primary liability to policyholders and to the extent that a reinsurer should be unable to meet its obligations, the Company would be liable to policyholders. Ceded premiums approximated 17%, 18%, and 17% of gross earned life and accident and health premiums during 2005, 2004, and 2003, respectively.

     The Company has entered into various coinsurance agreements to facilitate additional sales of fixed annuity products. Ceded amounts under these agreements range from 1/3 to 2/3 of the business produced. Prior to August 2004, one of these contracts was on a funds withheld basis and was subject to the parameters of the DIG B36. DIG B36 requires the bifurcation and valuation of the embedded derivative associated with a funds-withheld contract. After August 1, 2004, the remaining embedded reinsurance derivative was solely related to NSLAC. The change in the value of this derivative is shown on the face of the income statement.


                                       47                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                           December 31, 2005 and 2004

                             (Dollars in thousands)

     The ceded reserves attributable to coinsurance agreements were $1,117,005 and $1,012,149 as of December 31, 2005 and 2004, respectively.

(17) SEGMENT INFORMATION

     The Company conducts its business in four segments: individual life insurance, pension and annuities, other insurance, and corporate. Individual life insurance includes whole life, universal life, variable universal life and term life. All products within this segment share similar distribution systems and some degree of mortality (loss of life) risk. Pension and annuities include fixed and variable deferred and immediate annuities issued to individuals as well as guaranteed investment and accumulated deposit contracts issued to groups. The products in this segment are primarily designed for asset accumulation and generation of investment returns. Other insurance includes NSLAC joint venture results as well as individual disability insurance and group life and disability insurance. These lines are viewed as "complementary" lines that allow us to provide a broad portfolio of products to enhance sales in our two primary operating segments. The corporate segment includes the assets that have not been allocated to any other segment, along with various corporate expenses and liabilities. All revenue, expense, asset, and liability amounts are allocated to one of the four segments. As such, the sum of the financial information from these segments equals the information for the Company as a whole.


                                       48                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                           December 31, 2005 and 2004

                             (Dollars in thousands)

                                                         YEAR ENDED OR AS OF DECEMBER 31, 2005
                                         --------------------------------------------------------------------
                                           INDIVIDUAL        PENSION        OTHER
                                         LIFE INSURANCE   AND ANNUITIES   INSURANCE   CORPORATE      TOTAL
                                         --------------   -------------   ---------   ---------   -----------
Revenues:
   Traditional life insurance premiums     $  187,443      $        --     $     --    $     --   $   187,443
   Annuity premiums and charges                    --           55,921          158          --        56,079
   Universal life policy charges               86,120               --            4          --        86,124
   Accident and health insurance premiums          --               --       20,201          --        20,201
   Investment management fees                     544            5,746           --          --         6,290
   Change in value of trading portfolio            --               --           --         279           279
   Change in value of reinsurance
      derivative                                   --               --           --        (204)         (204)
   Net investment income                      173,966          382,823       12,517      (4,921)      564,385
   Net realized investment losses                  --               --           --     (38,355)      (38,355)
   Other income                                   774           39,380           57         589        40,800
                                           ----------      -----------     --------    --------   -----------
                                              448,847          483,870       32,937     (42,612)      923,042
                                           ----------      -----------     --------    --------   -----------
Benefits and expenses:
   Benefits and claims                        261,179          238,698       24,396       1,192       525,465
   Provision for policyholders'
      dividends on participating
      policies                                 30,377                5        1,327          --        31,709
   Operating expenses                          72,340          112,850        4,792       7,455       197,437
                                           ----------      -----------     --------    --------   -----------
                                              363,896          351,553       30,515       8,647       754,611
                                           ----------      -----------     --------    --------   -----------
Income before income
   taxes and cumulative effect
   of change in accounting principle       $   84,951      $   132,317     $  2,422    $(51,259)  $   168,431
                                           ==========      ===========     ========    ========   ===========
Total assets as of December 31, 2005       $3,513,829      $10,104,749     $311,727    $738,581   $14,668,886


                                       49                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                           December 31, 2005 and 2004

                             (Dollars in thousands)

                                                            YEAR ENDED OR AS OF DECEMBER 31, 2004
                                            --------------------------------------------------------------------
                                              INDIVIDUAL        PENSION        OTHER
                                            LIFE INSURANCE   AND ANNUITIES   INSURANCE   CORPORATE      TOTAL
                                            --------------   -------------   ---------   ---------   -----------
Revenues:
   Traditional life insurance premiums        $  162,789              --           --          --        162,789
   Annuity premiums and charges                       --          47,873          233          --         48,106
   Universal life policy charges                  83,918              --           --          --         83,918
   Accident and health insurance premiums             --              --       20,611          --         20,611
   Investment management fees                        496           4,648           --          --          5,144
   Change in value of trading portfolio               --              --           --     (30,860)       (30,860)
   Change in value of reinsurance
      derivative                                      --              --           --      31,083         31,083
   Net investment income                         162,867         389,776       10,419       2,713        565,775
   Net realized investment losses                     --              --           --     (24,109)       (24,109)
   Other income                                      915          31,071           --       1,001         32,987
                                              ----------       ---------      -------     -------     ----------
                                                 410,985         473,368       31,263     (20,172)       895,444
                                              ----------       ---------      -------     -------     ----------
Benefits and expenses:
   Benefits and claims                           241,087         251,673       22,017         491        515,268
   Provision for policyholders'
      dividends on participating policies         29,934               1        1,068          --         31,003
   Operating expenses                             73,034          98,391        3,318       1,327        176,070
                                              ----------       ---------      -------     -------     ----------
                                                 344,055         350,065       26,403       1,818        722,341
                                              ----------       ---------      -------     -------     ----------
Income before income
   taxes and cumulative effect of
   change in accounting principle             $   66,930         123,303        4,860     (21,990)       173,103
                                              ==========       =========      =======     =======     ==========
Total assets as of December 31, 2004          $2,961,050       9,616,431      299,405     839,206     13,716,092


                                       50                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                           December 31, 2005 and 2004

                             (Dollars in thousands)

                                                            YEAR ENDED OR AS OF DECEMBER 31, 2003
                                            --------------------------------------------------------------------
                                              INDIVIDUAL        PENSION        OTHER
                                            LIFE INSURANCE   AND ANNUITIES   INSURANCE   CORPORATE      TOTAL
                                            --------------   -------------   ---------   ---------   -----------
Revenues:
   Traditional life insurance premiums        $  138,669              --           --          --        138,669
   Annuity premiums and charges                       --          44,968           --          --         44,968
   Universal life policy charges                  76,110              --           --          --         76,110
   Accident and health insurance premiums             --              --       17,139          --         17,139
   Investment management fees                        449           3,775           --          --          4,224
   Change in value of trading portfolio               --              --           --      31,267         31,267
   Change in value of reinsurance
      derivative                                      --              --           --      11,423         11,423
   Net investment income                         152,373         369,299        9,971      15,221        546,864
   Net realized investment losses                     --              --           --      (3,350)        (3,350)
   Other income                                      430          21,799          286       1,780         24,295
                                              ----------       ---------      -------     -------     ----------
                                                 368,031         439,841       27,396      56,341        891,609
                                              ----------       ---------      -------     -------     ----------
Benefits and expenses:
   Benefits and claims                           220,443         237,892       16,915          --        475,250
   Provision for policyholders' dividends
      on participating policies                   30,592               7          732          --         31,331
   Operating expenses                             57,544          97,096        4,400       1,423        160,463
                                              ----------       ---------      -------     -------     ----------
                                                 308,579         334,995       22,047       1,423        667,044
                                              ----------       ---------      -------     -------     ----------
Income before income
   taxes and cumulative effect of
   change in accounting principle             $   59,452         104,846        5,349      54,918        224,565
                                              ==========       =========      =======     =======     ==========
Total assets as of December 31, 2003          $2,896,301       9,226,722      226,171     668,586     13,017,780

(18) RELATED PARTY TRANSACTIONS

     On December 30, 2003, the Company closed on a $28,000 mortgage with ONFS, its parent. This loan, on the Company's home office building, is at 6.0% for a 10 year term based on a 25 year amortization with monthly payments of $180 beginning February 1, 2004, and a balloon maturity date of January 1, 2014.

     Refer to note 15 for lease information on the Company's home office building.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY              DECEMBER 31, 2005

                                                                       ASSETS               CONTRACT OWNERS' EQUITY
                                                              -------------------------     -----------------------
                                                                                                 CONTRACTS IN
                                                                   INVESTMENTS AT                ACCUMULATION
                                                                     FAIR VALUE                 PERIOD (NOTE 5)
                                                              -------------------------     -----------------------
OHIO NATIONAL FUND, INC.:
Equity Subaccount
105,448 Shares (Cost $2,634,926)............................         $ 3,115,978                  $ 3,115,978
Money Market Subaccount
170,751 Shares (Cost $1,707,508)............................           1,707,508                    1,707,508
Bond Subaccount
45,138 Shares (Cost $482,591)...............................             494,715                      494,715
Omni Subaccount
57,508 Shares (Cost $911,108)...............................             811,431                      811,431
International Subaccount
128,432 Shares (Cost $1,396,239)............................           1,381,932                    1,381,932
Capital Appreciation Subaccount
82,799 Shares (Cost $1,153,488).............................           1,414,214                    1,414,214
Discovery Subaccount
80,888 Shares (Cost $1,610,090).............................           1,502,097                    1,502,097
International Small Company Subaccount
42,057 Shares (Cost $575,626)...............................             793,617                      793,617
Aggressive Growth Subaccount
52,916 Shares (Cost $336,066)...............................             357,183                      357,183
Small Cap Growth Subaccount
27,091 Shares (Cost $216,897)...............................             235,959                      235,959
Mid Cap Opportunity Subaccount
93,746 Shares (Cost $1,301,813).............................           1,632,110                    1,632,110
S&P 500 Index Subaccount
229,648 Shares (Cost $2,840,845)............................           2,983,122                    2,983,122
Blue Chip Subaccount
13,166 Shares (Cost $130,279)...............................             149,562                      149,562
High Income Bond Subaccount
47,616 Shares (Cost $389,401)...............................             404,261                      404,261
Capital Growth Subaccount
12,550 Shares (Cost $201,285)...............................             221,391                      221,391
Nasdaq-100 Index Subaccount
53,277 Shares (Cost $191,375)...............................             225,896                      225,896
Bristol Subaccount
1,873 Shares (Cost $19,777).................................              21,105                       21,105
Bryton Growth Subaccount
3,555 Shares (Cost $32,644).................................              37,183                       37,183
U.S. Equity Subaccount
3 Shares (Cost $34).........................................                  34                           34
Balanced Subaccount
21 Shares (Cost $239).......................................                 243                          243

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY              DECEMBER 31, 2005

                                                                       ASSETS               CONTRACT OWNERS' EQUITY
                                                              -------------------------     -----------------------
                                                                                                 CONTRACTS IN
                                                                   INVESTMENTS AT                ACCUMULATION
                                                                     FAIR VALUE                 PERIOD (NOTE 5)
                                                              -------------------------     -----------------------
OHIO NATIONAL FUND, INC.: (CONTINUED)
Covered Call Subaccount
1,125 Shares (Cost $12,153).................................         $    12,451                  $    12,451
DOW TARGET 10 PORTFOLIOS:
First Quarter Subaccount
355 Shares (Cost $3,132)....................................               3,418                        3,418
Second Quarter Subaccount
218 Shares (Cost $2166).....................................               2,356                        2,356
Third Quarter Subaccount
237 Shares (Cost $2,095)....................................               2,147                        2,147
Fourth Quarter Subaccount
187 Shares (Cost $1,812)....................................               1,908                        1,908
DOW TARGET 5 PORTFOLIOS:
First Quarter Subaccount
102 Shares (Cost $940)......................................               1,047                        1,047
Second Quarter Subaccount
114 Shares (Cost $988)......................................               1,105                        1,105
Third Quarter Subaccount
135 Shares (Cost $1,213)....................................               1,091                        1,091
Fourth Quarter Subaccount
125 Shares (Cost $1,125)....................................               1,134                        1,134
JANUS ADVISER SERIES:
Large Cap Growth Subaccount
29,649 Shares (Cost $594,847)...............................             637,747                      637,747
Worldwide Subaccount
18,842 Shares (Cost $540,983)...............................             546,043                      546,043
Balanced Subaccount
43,537 Shares (Cost $1,040,347).............................           1,138,482                    1,138,482
International Growth Subaccount
7,375 Shares (Cost $222,785)................................             279,216                      279,216
WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS:
Opportunity Subaccount
12,314 Shares (Cost $225,649)...............................             298,240                      298,240
Discovery Subaccount
14,273 Shares (Cost $177,922)...............................             204,672                      204,672
GOLDMAN SACHS VARIABLE INSURANCE TRUST:
Growth & Income Subaccount
22,397 Shares (Cost $233,138)...............................             268,088                      268,088
Core U.S. Equity Subaccount
10,094 Shares (Cost $115,803)...............................             132,538                      132,538

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY              DECEMBER 31, 2005

                                                                       ASSETS               CONTRACT OWNERS' EQUITY
                                                              -------------------------     -----------------------
                                                                                                 CONTRACTS IN
                                                                   INVESTMENTS AT                ACCUMULATION
                                                                     FAIR VALUE                 PERIOD (NOTE 5)
                                                              -------------------------     -----------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST: (CONTINUED)
Capital Growth Subaccount
8,562 Shares (Cost $81,543).................................         $    91,442                  $    91,442
VAN KAMPEN UNIVERSAL INSTITUTIONAL FUNDS -- CLASS I:
U.S. Real Estate Subaccount
23,091 Shares (Cost $450,010)...............................             532,936                      532,936
Core Plus Fixed Income Subaccount
3,193 Shares (Cost $36,763).................................              36,811                       36,811
LAZARD RETIREMENT SERIES, INC.:
Emerging Markets Subaccount
43,268 Shares (Cost $564,944)...............................             813,865                      813,865
Small Cap Subaccount
42,834 Shares (Cost $597,185)...............................             698,618                      698,618
Equity Subaccount
51 Shares (Cost $562).......................................                 561                          561
International Equity Subaccount
985 Shares (Cost $12,349)...................................              12,632                       12,632
FIDELITY VARIABLE INSURANCE PRODUCTS FUND -- SERVICE CLASS
  2:
VIP Mid Cap Subaccount
44,101 Shares (Cost $1,095,656).............................           1,528,998                    1,528,998
VIP Contrafund Subaccount
42,947 Shares (Cost $1,049,671).............................           1,318,058                    1,318,058
VIP Growth Subaccount
13,043 Shares (Cost $376,630)...............................             434,217                      434,217
VIP Equity-Income Subaccount
9,133 Shares (Cost $216,694)................................             229,889                      229,889
MFS VARIABLE INSURANCE TRUST -- SERVICE CLASS:
New Discovery Subaccount
4,770 Shares (Cost $62,782).................................              73,693                       73,693
Investors Growth Stock Subaccount
21,196 Shares (Cost $183,791)...............................             206,022                      206,022
Mid Cap Growth Subaccount
13,535 Shares (Cost $86,087)................................              97,455                       97,455
Total Return Subaccount
38,915 Shares (Cost $765,988)...............................             797,757                      797,757
J.P. MORGAN SERIES TRUST II:
Small Company Subaccount
12,205 Shares (Cost $183,982)...............................             194,307                      194,307
Mid Cap Value Subaccount
12,564 Shares (Cost $288,492)...............................             349,769                      349,769

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY              DECEMBER 31, 2005

                                                                       ASSETS               CONTRACT OWNERS' EQUITY
                                                              -------------------------     -----------------------
                                                                                                 CONTRACTS IN
                                                                   INVESTMENTS AT                ACCUMULATION
                                                                     FAIR VALUE                 PERIOD (NOTE 5)
                                                              -------------------------     -----------------------
PIMCO VARIABLE INSURANCE TRUST -- ADMINISTRATIVE SHARES:
Real Return Subaccount
45,395 Shares (Cost $582,289)...............................         $   576,059                  $   576,059
Total Return Subaccount
20,422 Shares (Cost $213,484)...............................             209,125                      209,125
Global Bond Subaccount
10,213 Shares (Cost $130,218)...............................             121,637                      121,637
CALVERT VARIABLE SERIES, INC.:
Social Equity Subaccount
5,102 Shares (Cost $74,628).................................              90,299                       90,299

DREYFUS VARIABLE INVESTMENT FUND:
Appreciation Subaccount
635 Shares (Cost $23,065)...................................              23,426                       23,426

ROYCE CAPITAL FUND:
Small-Cap Subaccount
74,202 Shares (Cost $655,126)...............................             717,533                      717,533
Micro-Cap Subaccount
21,934 Shares (Cost $249,150)...............................             275,709                      275,709

THE PRUDENTIAL SERIES FUND, INC.:
Jennison Subaccount
413 Shares (Cost $7,898)....................................               8,461                        8,461
Jennison 20/20 Focus Subaccount
2,630 Shares (Cost $34,934).................................              39,001                       39,001

OLD MUTUAL INSURANCE SERIES FUND:
Technology & Communications Subaccount
7,848 Shares (Cost $17,890).................................              20,013                       20,013

UBS SERIES TRUST:
U.S. Allocation Subaccount
243 Shares (Cost $3,246)....................................               3,445                        3,445

SALOMON BROTHERS VARIABLE SERIES FUNDS INC.:
Salomon All Cap Subaccount
7 Shares (Cost $124)........................................                 124                          124

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY              DECEMBER 31, 2005

                                                                       ASSETS               CONTRACT OWNERS' EQUITY
                                                              -------------------------     -----------------------
                                                                                                 CONTRACTS IN
                                                                   INVESTMENTS AT                ACCUMULATION
                                                                     FAIR VALUE                 PERIOD (NOTE 5)
                                                              -------------------------     -----------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST CLASS
  2:
Templeton Foreign Securities Subaccount
3,373 Shares (Cost $49,932).................................         $    52,680                  $    52,680
Franklin Flex Cap Growth Securities Subaccount
4 Shares (Cost $44).........................................                  45                           45
Franklin Income Securities Subaccount
4,309 Shares (Cost $65,844).................................              66,013                       66,013
                                                                     -----------                  -----------
TOTALS......................................................         $30,641,824                  $30,641,824
                                                                     ===========                  ===========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF OPERATIONS                 FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                     OHIO NATIONAL FUND, INC.
                                  -----------------------------------------------------------------------------------------------
                                                                                                          CAPITAL
                                    EQUITY     MONEY MARKET      BOND         OMNI      INTERNATIONAL   APPRECIATION   DISCOVERY
                                  SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT      SUBACCOUNT    SUBACCOUNT
                                  ----------   ------------   ----------   ----------   -------------   ------------   ----------
                                     2005          2005          2005         2005          2005            2005          2005
                                  ----------   ------------   ----------   ----------   -------------   ------------   ----------
Investment activity:
  Reinvested dividends..........   $      0      $ 45,086     $  21,520    $  10,150      $     605       $  7,442      $      0
  Risk & administrative expense
     (note 2)...................    (43,765)      (20,249)       (8,205)     (14,196)       (18,538)       (22,317)      (23,899)
                                   --------      --------     ---------    ---------      ---------       --------      --------
     Net investment activity....    (43,765)       24,837        13,315       (4,046)       (17,933)       (14,875)      (23,899)
                                   --------      --------     ---------    ---------      ---------       --------      --------
Reinvested capital gains........          0             0             0            0              0              0             0
                                   --------      --------     ---------    ---------      ---------       --------      --------
Realized & unrealized gain
  (loss) on investments:
  Realized gain (loss)..........    120,301          (697)       19,435     (122,355)       (53,485)       184,321       (78,817)
  Unrealized gain (loss)........     73,449             0       (37,813)     212,544        166,401       (121,307)       76,214
                                   --------      --------     ---------    ---------      ---------       --------      --------
     Net gain (loss) on
       investments..............    193,750          (697)      (18,378)      90,189        112,916         63,014        (2,603)
                                   --------      --------     ---------    ---------      ---------       --------      --------
       Net increase (decrease)
          in contract owners'
          equity from
          operations............   $149,985      $ 24,140     $  (5,063)   $  86,143      $  94,983       $ 48,139      $(26,502)
                                   ========      ========     =========    =========      =========       ========      ========

                                                                   OHIO NATIONAL FUND, INC.
                              ---------------------------------------------------------------------------------------------------
                                                                                                                          HIGH
                              INTERNATIONAL    AGGRESSIVE    SMALL CAP      MID CAP          S&P                         INCOME
                                SMALL CO.        GROWTH        GROWTH     OPPORTUNITY     500 INDEX      BLUE CHIP        BOND
                               SUBACCOUNT      SUBACCOUNT    SUBACCOUNT   SUBACCOUNT     SUBACCOUNT      SUBACCOUNT    SUBACCOUNT
                              -------------   ------------   ----------   -----------   -------------   ------------   ----------
                                  2005            2005          2005         2005           2005            2005          2005
                              -------------   ------------   ----------   -----------   -------------   ------------   ----------
Investment activity:
  Reinvested dividends......    $  3,338        $     80      $      0     $      0       $ 30,780        $  1,487      $ 19,670
  Risk & administrative
     expense (note 2).......      (8,430)         (5,961)       (3,872)     (25,092)       (48,610)         (2,500)       (5,625)
                                --------        --------      --------     --------       --------        --------      --------
     Net investment
       activity.............      (5,092)         (5,881)       (3,872)     (25,092)       (17,830)         (1,013)       14,045
                                --------        --------      --------     --------       --------        --------      --------
Reinvested capital gains....           0               0             0            0              0               0             0
                                --------        --------      --------     --------       --------        --------      --------
Realized & unrealized gain
  (loss) on investments:
  Realized gain (loss)......      49,715         (13,082)       18,291      129,153         58,073          16,071        13,090
  Unrealized gain (loss)....     124,582          65,109        (2,119)      47,275         74,873          (8,523)      (19,974)
                                --------        --------      --------     --------       --------        --------      --------
     Net gain (loss) on
       investments..........     174,297          52,027        16,172      176,428        132,946           7,548        (6,884)
                                --------        --------      --------     --------       --------        --------      --------
       Net increase
          (decrease) in
          contract owners'
          equity from
          operations........    $169,205        $ 46,146      $ 12,300     $151,336       $115,116        $  6,535      $  7,161
                                ========        ========      ========     ========       ========        ========      ========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF OPERATIONS                 FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                             OHIO NATIONAL FUND, INC.
                                                       ---------------------------------------------------------------------
                                                           CAPITAL       NASDAQ-100                   BRYTON
                                                           GROWTH          INDEX        BRISTOL       GROWTH     U.S. EQUITY
                                                         SUBACCOUNT      SUBACCOUNT   {SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                                       ---------------   ----------   -----------   ----------   -----------
                                                            2005            2005         2005          2005        2005(A)
                                                       ---------------   ----------   -----------   ----------   -----------
Investment activity:
  Reinvested dividends...............................     $       0      $       0     $       0    $       6     $       0
  Risk & administrative expense (note 2).............        (3,358)        (3,413)         (319)        (468)            0
                                                          ---------      ---------     ---------    ---------     ---------
     Net investment activity.........................        (3,358)        (3,413)         (319)        (462)            0
                                                          ---------      ---------     ---------    ---------     ---------
Reinvested capital gains.............................             0              0             0            0             0
                                                          ---------      ---------     ---------    ---------     ---------
Realized & unrealized gain (loss) on investments:
  Realized gain (loss)...............................        14,034         14,876         1,117          839             0
  Unrealized gain (loss).............................        (8,697)        (7,992)        1,349        1,081             0
                                                          ---------      ---------     ---------    ---------     ---------
     Net gain (loss) on investments..................         5,337          6,884         2,466        1,920             0
                                                          ---------      ---------     ---------    ---------     ---------
       Net increase (decrease) in contract owners'
          equity from operations.....................     $   1,979      $   3,471     $   2,147    $   1,458     $       0
                                                          =========      =========     =========    =========     =========

                                                        OHIO NATIONAL FUND, INC.
                                                       ---------------------------

                                                         BALANCED     COVERED CALL
                                                        SUBACCOUNT     SUBACCOUNT
                                                       ------------   ------------
                                                         2005(A)        2005(A)
                                                       ------------   ------------
Investment activity:
  Reinvested dividends...............................   $       0      $       0
  Risk & administrative expense (note 2).............           0            (29)
                                                        ---------      ---------
     Net investment activity.........................           0            (29)
                                                        ---------      ---------
Reinvested capital gains.............................           0              0
                                                        ---------      ---------
Realized & unrealized gain (loss) on investments:
  Realized gain (loss)...............................           0              0
  Unrealized gain (loss).............................           4            298
                                                        ---------      ---------
     Net gain (loss) on investments..................           4            298
                                                        ---------      ---------
       Net increase (decrease) in contract owners'
          equity from operations.....................   $       4      $     269
                                                        =========      =========

                                                                      DOW TARGET 10 PORTFOLIOS
                                                       ------------------------------------------------------
                                                            FIRST          SECOND       THIRD        FOURTH
                                                           QUARTER        QUARTER      QUARTER      QUARTER
                                                         SUBACCOUNT      SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                                       ---------------   ----------   ----------   ----------
                                                            2005            2005         2005         2005
                                                       ---------------   ----------   ----------   ----------
Investment activity:
  Reinvested dividends...............................     $       0      $       0    $       0    $       0
  Risk & administrative expense (note 2).............          (105)          (116)         (67)         (55)
                                                          ---------      ---------    ---------    ---------
     Net investment activity.........................          (105)          (116)         (67)         (55)
                                                          ---------      ---------    ---------    ---------
Reinvested capital gains.............................             0              0            0            0
                                                          ---------      ---------    ---------    ---------
Realized & unrealized gain (loss) on investments:
  Realized gain (loss)...............................           953          1,295          347          375
  Unrealized gain (loss).............................        (1,402)        (1,273)        (578)        (574)
                                                          ---------      ---------    ---------    ---------
     Net gain (loss) on investments..................          (449)            22         (231)        (199)
                                                          ---------      ---------    ---------    ---------
       Net increase (decrease) in contract owners'
          equity from operations.....................     $    (554)     $     (94)   $    (298)   $    (254)
                                                          =========      =========    =========    =========

                                                                       DOW TARGET 5 PORTFOLIOS
                                                       -------------------------------------------------------
                                                         FIRST         SECOND         THIRD          FOURTH
                                                        QUARTER       QUARTER        QUARTER        QUARTER
                                                       SUBACCOUNT    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                                       ----------   ------------   ------------   ------------
                                                          2005          2005           2005           2005
                                                       ----------   ------------   ------------   ------------
Investment activity:
  Reinvested dividends...............................  $       0     $       0      $       0      $       0
  Risk & administrative expense (note 2).............        (17)          (17)           (16)           (16)
                                                       ---------     ---------      ---------      ---------
     Net investment activity.........................        (17)          (17)           (16)           (16)
                                                       ---------     ---------      ---------      ---------
Reinvested capital gains.............................          0             0              0              0
                                                       ---------     ---------      ---------      ---------
Realized & unrealized gain (loss) on investments:
  Realized gain (loss)...............................         91           108             12             40
  Unrealized gain (loss).............................       (108)         (113)          (258)          (187)
                                                       ---------     ---------      ---------      ---------
     Net gain (loss) on investments..................        (17)           (5)          (246)          (147)
                                                       ---------     ---------      ---------      ---------
       Net increase (decrease) in contract owners'
          equity from operations.....................  $     (34)    $     (22)     $    (262)     $    (163)
                                                       =========     =========      =========      =========

---------------

(a) Period from May 2, 2005, date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF OPERATIONS                 FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                             WELLS FARGO ADVANTAGE VARIABLE
                                              JANUS ADVISER SERIES                                TRUST FUNDS (NOTE 4)
                            ---------------------------------------------------------   -----------------------------------------
                               LARGE CAP                                INTERNATIONAL                  MULTI CAP
                                GROWTH        WORLDWIDE     BALANCED       GROWTH       OPPORTUNITY      VALUE        DISCOVERY
                             SUBACCOUNT(B)    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                            ---------------   ----------   ----------   -------------   -----------   ------------   ------------
                                 2005            2005         2005          2005           2005           2005           2005
                            ---------------   ----------   ----------   -------------   -----------   ------------   ------------
Investment activity:
  Reinvested dividends....     $       0      $   4,731    $  18,269      $   1,700      $       0     $      21      $       0
  Risk & administrative
     expense (note 2).....        (8,728)        (8,094)     (16,282)        (2,089)        (3,782)          (44)        (2,141)
                               ---------      ---------    ---------      ---------      ---------     ---------      ---------
     Net investment
       activity...........        (8,728)        (3,363)       1,987           (389)        (3,782)          (23)        (2,141)
                               ---------      ---------    ---------      ---------      ---------     ---------      ---------
Reinvested capital
  gains...................             0              0       23,985              0              0             0              0
                               ---------      ---------    ---------      ---------      ---------     ---------      ---------
Realized & unrealized gain
  (loss) on investments:
  Realized gain (loss)....         4,720         (9,949)      38,575          6,036         11,077         1,760          8,502
  Unrealized gain
     (loss)...............        18,130         38,443       12,408         50,593         11,154        (1,226)        26,751
                               ---------      ---------    ---------      ---------      ---------     ---------      ---------
     Net gain (loss) on
       investments........        22,850         28,494       50,983         56,629         22,231           534         35,253
                               ---------      ---------    ---------      ---------      ---------     ---------      ---------
       Net increase
          (decrease) in
          contract owners'
          equity from
          operations......     $  14,122      $  25,131    $  76,955      $  56,240      $  18,449     $     511      $  33,112
                               =========      =========    =========      =========      =========     =========      =========

                            STRONG VARIABLE
                               INSURANCE                                                   VAN KAMPEN UNIVERSAL
                                FUNDS,                                                        INSTITUTIONAL
                             INC. (NOTE 4)    GOLDMAN SACHS VARIABLE INSURANCE TRUST         FUNDS -- CLASS I
                            ---------------   ---------------------------------------   --------------------------
                                MID CAP        GROWTH &    CORE U.S.       CAPITAL         U.S.        CORE PLUS
                               GROWTH II        INCOME       EQUITY        GROWTH       REAL ESTATE   FIXED INCOME
                              SUBACCOUNT      SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                            ---------------   ----------   ----------   -------------   -----------   ------------
                                 2005            2005         2005          2005           2005           2005
                            ---------------   ----------   ----------   -------------   -----------   ------------
Investment activity:
  Reinvested dividends....     $       0      $   4,454    $   1,067      $     199      $   4,813     $     854
  Risk & administrative
     expense (note 2).....          (892)        (3,193)      (1,692)        (2,154)        (5,607)         (329)
                               ---------      ---------    ---------      ---------      ---------     ---------
     Net investment
       activity...........          (892)         1,261         (625)        (1,955)          (794)          525
                               ---------      ---------    ---------      ---------      ---------     ---------
Reinvested capital
  gains...................             0              0            0              0         10,631           175
                               ---------      ---------    ---------      ---------      ---------     ---------
Realized & unrealized gain
  (loss) on investments:
  Realized gain (loss)....        (2,753)         8,682        4,464         13,281         21,908           (14)
  Unrealized gain
     (loss)...............       (11,846)        (1,709)       6,588         (8,218)        29,207            20
                               ---------      ---------    ---------      ---------      ---------     ---------
     Net gain (loss) on
       investments........       (14,599)         6,973       11,052          5,063         51,115             6
                               ---------      ---------    ---------      ---------      ---------     ---------
       Net increase
          (decrease) in
          contract owners'
          equity from
          operations......     $ (15,491)     $   8,234    $  10,427      $   3,108      $  60,952     $     706
                               =========      =========    =========      =========      =========     =========

---------------

(b) Formerly known as Growth Subaccount
   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF OPERATIONS                 FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                         LAZARD RETIREMENT SERIES, INC.
                                                              ----------------------------------------------------

                                                               EMERGING                              INTERNATIONAL
                                                               MARKETS     SMALL CAP      EQUITY        EQUITY
                                                              SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                                                              ----------   ----------   ----------   -------------
                                                                 2005         2005       2005(A)        2005(A)
                                                              ----------   ----------   ----------   -------------
Investment activity:
  Reinvested dividends......................................   $  1,709     $      0     $      0      $      0
  Risk & administrative expense (note 2)....................     (6,870)      (9,343)           0           (15)
                                                               --------     --------     --------      --------
     Net investment activity................................     (5,161)      (9,343)           0           (15)
                                                               --------     --------     --------      --------
Reinvested capital gains....................................     20,363       52,506            0             0
                                                               --------     --------     --------      --------
Realized & unrealized gain (loss) on investments:
  Realized gain (loss)......................................     15,006       17,870            0             0
  Unrealized gain (loss)....................................    159,147      (42,549)          (2)          283
                                                               --------     --------     --------      --------
     Net gain (loss) on investments.........................    174,153      (24,679)          (2)          283
                                                               --------     --------     --------      --------
       Net increase (decrease) in contract
          owners' equity from operations....................   $189,355     $ 18,484     $     (2)     $    268
                                                               ========     ========     ========      ========

                                                                   FIDELITY VARIABLE INSURANCE PRODUCTS --
                                                                            FUND SERVICE CLASS 2
                                                              -------------------------------------------------
                                                                                                        VIP
                                                                 VIP          VIP          VIP        EQUITY-
                                                               MID-CAP     CONTRAFUND     GROWTH       INCOME
                                                              SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                                              ----------   ----------   ----------   ----------
                                                                 2005         2005         2005         2005
                                                              ----------   ----------   ----------   ----------
Investment activity:
  Reinvested dividends......................................   $      0     $  1,030     $  1,185     $  3,203
  Risk & administrative expense (note 2)....................    (19,764)     (14,278)      (6,106)      (3,232)
                                                               --------     --------     --------     --------
     Net investment activity................................    (19,764)     (13,248)      (4,921)         (29)
                                                               --------     --------     --------     --------
Reinvested capital gains....................................     22,167          147            0        7,920
                                                               --------     --------     --------     --------
Realized & unrealized gain (loss) on investments:
  Realized gain (loss)......................................    120,194       39,817       19,708        3,601
  Unrealized gain (loss)....................................    114,561      144,532        7,135        1,098
                                                               --------     --------     --------     --------
     Net gain (loss) on investments.........................    234,755      184,349       26,843        4,699
                                                               --------     --------     --------     --------
       Net increase (decrease) in contract
          owners' equity from operations....................   $237,158     $171,248     $ 21,922     $ 12,590
                                                               ========     ========     ========     ========

                                                                 MFS VARIABLE INSURANCE TRUST -- SERVICE CLASS
                                                              ---------------------------------------------------
                                                                 NEW        INVESTORS      MID CAP       TOTAL
                                                              DISCOVERY    GROWTH STOCK     GROWTH       RETURN
                                                              SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT
                                                              ----------   ------------   ----------   ----------
                                                                 2005          2005          2005         2005
                                                              ----------   ------------   ----------   ----------
Investment activity:
  Reinvested dividends......................................   $      0      $    308      $      0     $ 14,887
  Risk & administrative expense (note 2)....................     (1,292)       (2,888)       (1,532)     (10,696)
                                                               --------      --------      --------     --------
     Net investment activity................................     (1,292)       (2,580)       (1,532)       4,191
                                                               --------      --------      --------     --------
Reinvested capital gains....................................          0             0             0       32,013
                                                               --------      --------      --------     --------
Realized & unrealized gain (loss) on investments:
  Realized gain (loss)......................................      6,356         3,481         4,509        9,775
  Unrealized gain (loss)....................................       (239)        6,247           692      (33,479)
                                                               --------      --------      --------     --------
     Net gain (loss) on investments.........................      6,117         9,728         5,201      (23,704)
                                                               --------      --------      --------     --------
       Net increase (decrease) in contract owners' equity
          from operations...................................   $  4,825      $  7,148      $  3,669     $ 12,500
                                                               ========      ========      ========     ========

                                                              J.P. MORGAN SERIES TRUST II
                                                              ---------------------------
                                                                 SMALL         MID CAP
                                                                COMPANY         VALUE
                                                               SUBACCOUNT     SUBACCOUNT
                                                              ------------   ------------
                                                                  2005           2005
                                                              ------------   ------------
Investment activity:
  Reinvested dividends......................................    $      0       $    624
  Risk & administrative expense (note 2)....................      (2,198)        (4,807)
                                                                --------       --------
     Net investment activity................................      (2,198)        (4,183)
                                                                --------       --------
Reinvested capital gains....................................      19,885          4,617
                                                                --------       --------
Realized & unrealized gain (loss) on investments:
  Realized gain (loss)......................................       2,207         22,989
  Unrealized gain (loss)....................................     (15,199)         2,927
                                                                --------       --------
     Net gain (loss) on investments.........................     (12,992)        25,916
                                                                --------       --------
       Net increase (decrease) in contract owners' equity
          from operations...................................    $  4,695       $ 26,350
                                                                ========       ========

---------------

(a) Period from May 2, 2005, date of commencement of operations
   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF OPERATIONS                 FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                             DREYFUS
                                                PIMCO VARIABLE                CALVERT        VARIABLE
                                              INSURANCE TRUST --              VARIABLE      INVESTMENT
                                            ADMINISTRATIVE SHARES           SERIES, INC.       FUND         ROYCE CAPITAL FUND
                                     ------------------------------------   ------------   ------------   -----------------------
                                        REAL        TOTAL        GLOBAL        SOCIAL
                                       RETURN       RETURN        BOND         EQUITY      APPRECIATION   SMALL-CAP    MICRO-CAP
                                     SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT   SUBACCOUNT
                                     ----------   ----------   ----------   ------------   ------------   ----------   ----------
                                        2005         2005         2005          2005           2005          2005         2005
                                     ----------   ----------   ----------   ------------   ------------   ----------   ----------
Investment activity:
  Reinvested dividends.............   $ 14,423     $  6,925     $  5,081      $     49       $      0      $      0     $  1,386
  Risk & administrative expense
    (note 2).......................     (6,746)      (2,631)      (2,721)       (1,378)          (192)       (7,243)      (3,575)
                                      --------     --------     --------      --------       --------      --------     --------
    Net investment activity........      7,677        4,294        2,360        (1,329)          (192)       (7,243)      (2,189)
                                      --------     --------     --------      --------       --------      --------     --------
Reinvested capital gains...........      6,710        4,143        2,940             0              0         7,627        4,188
                                      --------     --------     --------      --------       --------      --------     --------
Realized & unrealized gain (loss)
  on investments:
  Realized gain (loss).............        440         (743)      (6,294)        7,883            224         7,349       (4,639)
  Unrealized gain (loss)...........    (10,127)      (5,405)     (15,425)       (3,126)           198        29,664       20,133
                                      --------     --------     --------      --------       --------      --------     --------
    Net gain (loss) on
       investments.................     (9,687)      (6,148)     (21,719)        4,757            422        37,013       15,494
                                      --------     --------     --------      --------       --------      --------     --------
       Net increase (decrease) in
         contract owners'
         equity from operations....   $  4,700     $  2,289     $(16,419)     $  3,428       $    230      $ 37,397     $ 17,493
                                      ========     ========     ========      ========       ========      ========     ========

                                                                                             SALOMON
                                                               OLD MUTUAL                    BROTHERS
                                                               INSURANCE        UBS          VARIABLE
                                     THE PRUDENTIAL SERIES       SERIES        SERIES         SERIES
                                           FUND, INC.           FUND(C)        TRUST        FUNDS INC.
                                    ------------------------   ----------   ------------   ------------
                                                  JENNISON      TECH. &         U.S.
                                     JENNISON    20/20 FOCUS     COMM.       ALLOCATION      ALL CAP
                                    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
                                    ----------   -----------   ----------   ------------   ------------
                                       2005         2005          2005          2005         2005(A)
                                    ----------   -----------   ----------   ------------   ------------
Investment activity:
  Reinvested dividends............   $      0     $      0      $      0      $     46       $      1
  Risk & administrative expense
    (note 2)......................        (40)        (287)         (144)          (60)             0
                                     --------     --------      --------      --------       --------
    Net investment activity.......        (40)        (287)         (144)          (14)             1
                                     --------     --------      --------      --------       --------
Reinvested capital gains..........          0            0             0             0              0
                                     --------     --------      --------      --------       --------
Realized & unrealized gain (loss)
  on investments:
  Realized gain (loss)............          4        1,360            28           191              0
  Unrealized gain (loss)..........        563        2,313         1,602           175              0
                                     --------     --------      --------      --------       --------
    Net gain (loss) on
       investments................        567        3,673         1,630           366              0
                                     --------     --------      --------      --------       --------
       Net increase (decrease) in
         contract owners' equity
         from operations..........   $    527     $  3,386      $  1,486      $    352       $      1
                                     ========     ========      ========      ========       ========

---------------

(a) Period from May 2, 2005, date of commencement of operations

(c) Formerly known as PBHG Insurance Series Fund.
   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF OPERATIONS                 FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                FRANKLIN TEMPLETON VARIABLE INSURANCE
                                                                       PRODUCTS TRUST CLASS 2
                                                              -----------------------------------------
                                                               TEMPLETON    FRANKLIN FLEX    FRANKLIN
                                                                FOREIGN      CAP GROWTH       INCOME
                                                              SECURITIES     SECURITIES     SECURITIES       TOTAL
                                                              SUBACCOUNT     SUBACCOUNT     SUBACCOUNT    SUBACCOUNTS
                                                              -----------   -------------   -----------   -----------
                                                                2005(A)        2005(A)        2005(A)        2005
                                                              -----------   -------------   -----------   -----------
Investment activity:
  Reinvested dividends......................................   $      0       $      0       $      0     $  227,129
  Risk & administrative expense (note 2)....................       (217)             0           (170)      (422,707)
                                                               --------       --------       --------     ----------
     Net investment activity................................       (217)             0           (170)      (195,578)
                                                               --------       --------       --------     ----------
Reinvested capital gains....................................          0              0              0        220,017
                                                               --------       --------       --------     ----------
Realized & unrealized gain (loss) on investments:
  Realized gain (loss)                                        2........              0             (4)       751,704
  Unrealized gain (loss)....................................      2,749              1            169      1,171,194
                                                               --------       --------       --------     ----------
     Net gain (loss) on investments.........................      2,751              1            165      1,922,898
                                                               --------       --------       --------     ----------
       Net increase (decrease) in contract owners' equity
        from operations.....................................   $  2,534       $      1       $     (5)    $1,947,337
                                                               ========       ========       ========     ==========

---------------

(a) Period from May 2, 2005, date of commencement of operations

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
DECEMBER 31, 2005 AND 2004

                                                              OHIO NATIONAL FUND, INC.
                                                ----------------------------------------------------
                                                         EQUITY                   MONEY MARKET
                                                       SUBACCOUNT                  SUBACCOUNT
                                                ------------------------    ------------------------
                                                   2005          2004          2005          2004
                                                ----------    ----------    ----------    ----------
Increase (decrease) in contract owners' equity
  from operations:
  Net investment activity.....................  $  (43,765)   $  (40,292)   $   24,837    $   (4,478)
  Reinvested capital gains....................           0             0             0             0
  Realized gain (loss)........................     120,301        21,697          (697)          (10)
  Unrealized gain (loss)......................      73,449       391,548             0             0
                                                ----------    ----------    ----------    ----------
     Net increase (decrease) in contract
       owners' equity from operations.........     149,985       372,953        24,140        (4,488)
                                                ----------    ----------    ----------    ----------
Equity transactions:
  Contract purchase payments..................     692,016       839,179       495,878       611,277
  Transfers to & from other subaccounts.......    (238,503)      (38,790)      336,026      (434,136)
  Transfers to & from fixed dollar contract...     (90,568)          524       126,439        (1,657)
  Withdrawals, surrenders & death benefit
     payments.................................    (927,407)     (542,686)     (510,879)     (251,727)
  Surrender charges (note 2)..................      (5,504)         (704)       (7,992)           (7)
                                                ----------    ----------    ----------    ----------
     Net equity transactions..................    (569,966)      257,523       439,472       (76,250)
                                                ----------    ----------    ----------    ----------
       Net change in contract owners'
          equity..............................    (419,981)      630,476       463,612       (80,738)
                                                ----------    ----------    ----------    ----------
Contract owners' equity:
  Beginning of period.........................   3,535,959     2,905,483     1,243,896     1,324,634
                                                ----------    ----------    ----------    ----------
  End of period...............................  $3,115,978    $3,535,959    $1,707,508    $1,243,896
                                                ==========    ==========    ==========    ==========
Change in units:
  Beginning units.............................     163,717       149,235        97,121       103,074
                                                ----------    ----------    ----------    ----------
  Units purchased.............................      35,123        55,942       166,645       116,058
  Units redeemed..............................     (61,038)      (41,460)     (132,506)     (122,011)
                                                ----------    ----------    ----------    ----------
  Ending units................................     137,802       163,717       131,260        97,121
                                                ==========    ==========    ==========    ==========

                                                             OHIO NATIONAL FUND, INC.
                                                --------------------------------------------------
                                                         BOND                       OMNI
                                                      SUBACCOUNT                 SUBACCOUNT
                                                ----------------------    ------------------------
                                                  2005         2004          2005          2004
                                                ---------    ---------    ----------    ----------
Increase (decrease) in contract owners' equity
  from operations:
  Net investment activity.....................  $  13,315    $  (9,114)   $   (4,046)   $      726
  Reinvested capital gains....................          0            0             0             0
  Realized gain (loss)........................     19,435        7,651      (122,355)      (65,778)
  Unrealized gain (loss)......................    (37,813)      29,765       212,544       139,596
                                                ---------    ---------    ----------    ----------
     Net increase (decrease) in contract
       owners' equity from operations.........     (5,063)      28,302        86,143        74,544
                                                ---------    ---------    ----------    ----------
Equity transactions:
  Contract purchase payments..................    127,370      204,987       129,860       214,595
  Transfers to & from other subaccounts.......     (5,498)     (13,524)      (41,162)      (24,656)
  Transfers to & from fixed dollar contract...     (7,590)          29       (38,657)       (9,575)
  Withdrawals, surrenders & death benefit
     payments.................................   (283,946)    (156,819)     (670,283)     (208,319)
  Surrender charges (note 2)..................     (5,661)         (32)         (776)          (27)
                                                ---------    ---------    ----------    ----------
     Net equity transactions..................   (175,325)      34,641      (621,018)      (27,982)
                                                ---------    ---------    ----------    ----------
       Net change in contract owners'
          equity..............................   (180,388)      62,943      (534,875)       46,562
                                                ---------    ---------    ----------    ----------
Contract owners' equity:
  Beginning of period.........................    675,103      612,160     1,346,306     1,299,744
                                                ---------    ---------    ----------    ----------
  End of period...............................  $ 494,715    $ 675,103    $  811,431    $1,346,306
                                                =========    =========    ==========    ==========
Change in units:
  Beginning units.............................     38,854       36,807       105,359       107,499
                                                ---------    ---------    ----------    ----------
  Units purchased.............................     10,845       12,222         9,927        18,921
  Units redeemed..............................    (20,964)     (10,175)      (56,506)      (21,061)
                                                ---------    ---------    ----------    ----------
  Ending units................................     28,735       38,854        58,780       105,359
                                                =========    =========    ==========    ==========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
DECEMBER 31, 2005 AND 2004

                                                              OHIO NATIONAL FUND, INC.
                                                ----------------------------------------------------
                                                     INTERNATIONAL            CAPITAL APPRECIATION
                                                       SUBACCOUNT                  SUBACCOUNT
                                                ------------------------    ------------------------
                                                   2005          2004          2005          2004
                                                ----------    ----------    ----------    ----------
Increase (decrease) in contract owners' equity
  from operations:
  Net investment activity.....................  $  (17,933)   $  (20,560)   $  (14,875)   $  (16,802)
  Reinvested capital gains....................           0             0             0             0
  Realized gain (loss)........................     (53,485)      (94,075)      184,321        27,016
  Unrealized gain (loss)......................     166,401       281,046      (121,307)      189,993
                                                ----------    ----------    ----------    ----------
     Net increase (decrease) in contract
       owners' equity from operations.........      94,983       166,411        48,139       200,207
                                                ----------    ----------    ----------    ----------
Equity transactions:
  Contract purchase payments..................     159,699       257,068       304,976       353,531
  Transfers to & from other subaccounts.......      17,809        (6,986)      (89,624)       44,112
  Transfers to & from fixed dollar contract...     (33,823)        1,116       (70,722)       (1,528)
  Withdrawals, surrenders & death benefit
     payments.................................    (407,592)     (282,611)     (828,511)     (212,840)
  Surrender charges (note 2)..................        (850)         (645)       (2,241)          (48)
                                                ----------    ----------    ----------    ----------
     Net equity transactions..................    (264,757)      (32,058)     (686,122)      183,227
                                                ----------    ----------    ----------    ----------
       Net change in contract owners'
          equity..............................    (169,774)      134,353      (637,983)      383,434
                                                ----------    ----------    ----------    ----------
Contract owners' equity:
  Beginning of period.........................   1,551,706     1,417,353     2,052,197     1,668,763
                                                ----------    ----------    ----------    ----------
  End of period...............................  $1,381,932    $1,551,706    $1,414,214    $2,052,197
                                                ==========    ==========    ==========    ==========
Change in units:
  Beginning units.............................     117,465       119,596        77,484        69,937
                                                ----------    ----------    ----------    ----------
  Units purchased.............................      14,603        30,213        15,930        16,964
  Units redeemed..............................     (35,154)      (32,344)      (42,007)       (9,417)
                                                ----------    ----------    ----------    ----------
  Ending units................................      96,914       117,465        51,407        77,484
                                                ==========    ==========    ==========    ==========

                                                            OHIO NATIONAL FUND, INC.
                                                -------------------------------------------------
                                                       DISCOVERY             INTERNATIONAL SMALL
                                                       SUBACCOUNT            COMPANY SUBACCOUNT
                                                ------------------------    ---------------------
                                                   2005          2004         2005         2004
                                                ----------    ----------    ---------    --------
Increase (decrease) in contract owners' equity
  from operations:
  Net investment activity.....................  $  (23,899)   $  (29,923)   $  (5,092)   $ (1,114)
  Reinvested capital gains....................           0             0            0           0
  Realized gain (loss)........................     (78,817)      (84,792)      49,715      11,051
  Unrealized gain (loss)......................      76,214       312,372      124,582      78,298
                                                ----------    ----------    ---------    --------
     Net increase (decrease) in contract
       owners' equity from operations.........     (26,502)      197,657      169,205      88,235
                                                ----------    ----------    ---------    --------
Equity transactions:
  Contract purchase payments..................     264,715       328,012      105,057     111,974
  Transfers to & from other subaccounts.......    (242,852)      (52,489)      98,258      43,019
  Transfers to & from fixed dollar contract...     (66,734)       (3,722)       9,336       9,659
  Withdrawals, surrenders & death benefit
     payments.................................    (644,656)     (456,937)    (130,874)    (90,860)
  Surrender charges (note 2)..................      (1,598)         (770)        (498)        (35)
                                                ----------    ----------    ---------    --------
     Net equity transactions..................    (691,125)     (185,906)      81,279      73,757
                                                ----------    ----------    ---------    --------
       Net change in contract owners'
          equity..............................    (717,627)       11,751      250,484     161,992
                                                ----------    ----------    ---------    --------
Contract owners' equity:
  Beginning of period.........................   2,219,724     2,207,973      543,133     381,141
                                                ----------    ----------    ---------    --------
  End of period...............................  $1,502,097    $2,219,724    $ 793,617    $543,133
                                                ==========    ==========    =========    ========
Change in units:
  Beginning units.............................      89,408        97,339       26,983      22,582
                                                ----------    ----------    ---------    --------
  Units purchased.............................      11,469        14,604       14,422      10,636
  Units redeemed..............................     (39,560)      (22,535)     (10,429)     (6,235)
                                                ----------    ----------    ---------    --------
  Ending units................................      61,317        89,408       30,976      26,983
                                                ==========    ==========    =========    ========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
DECEMBER 31, 2005 AND 2004

                                                                          OHIO NATIONAL FUND, INC.
                                                 ---------------------------------------------------------------------------
                                                   AGGRESSIVE GROWTH         SMALL CAP GROWTH         MID CAP OPPORTUNITY
                                                       SUBACCOUNT               SUBACCOUNT                 SUBACCOUNT
                                                 ----------------------    ---------------------    ------------------------
                                                   2005         2004         2005         2004         2005          2004
                                                 ---------    ---------    ---------    --------    ----------    ----------
Increase (decrease) in contract owners' equity
  from operations:
  Net investment activity......................  $  (5,881)   $  (7,031)   $  (3,872)   $ (4,485)   $  (25,092)   $  (25,986)
  Reinvested capital gains.....................          0            0            0           0             0             0
  Realized gain (loss).........................    (13,082)     (22,652)      18,291      (1,716)      129,153        13,523
  Unrealized gain (loss).......................     65,109       70,108       (2,119)     41,279        47,275       244,859
                                                 ---------    ---------    ---------    --------    ----------    ----------
     Net increase (decrease) in contract
       owners' equity from operations..........     46,146       40,425       12,300      35,078       151,336       232,396
                                                 ---------    ---------    ---------    --------    ----------    ----------
Equity transactions:
  Contract purchase payments...................    108,086      129,870       67,569      64,145       242,496       296,029
  Transfers to & from other subaccounts........    (45,160)      (2,015)     (56,742)    (10,323)     (216,038)      (16,280)
  Transfers to & from fixed dollar contract....    (10,537)         164      (27,740)          0        (6,594)        1,997
  Withdrawals, surrenders & death benefit
     payments..................................   (292,958)    (124,936)    (121,900)    (44,588)     (646,208)     (249,541)
  Surrender charges (note 2)...................     (1,852)         (31)        (507)        (16)       (1,613)          (36)
                                                 ---------    ---------    ---------    --------    ----------    ----------
     Net equity transactions...................   (242,421)       3,052     (139,320)      9,218      (627,957)       32,169
                                                 ---------    ---------    ---------    --------    ----------    ----------
       Net change in contract owners' equity...   (196,275)      43,477     (127,020)     44,296      (476,621)      264,565
                                                 ---------    ---------    ---------    --------    ----------    ----------
Contract owners' equity:
  Beginning of period..........................    553,458      509,981      362,979     318,683     2,108,731     1,844,166
                                                 ---------    ---------    ---------    --------    ----------    ----------
  End of period................................  $ 357,183    $ 553,458    $ 235,959    $362,979    $1,632,110    $2,108,731
                                                 =========    =========    =========    ========    ==========    ==========
Change in units:
  Beginning units..............................     75,111       74,403       32,381      31,259       100,292        98,271
                                                 ---------    ---------    ---------    --------    ----------    ----------
  Units purchased..............................     19,911       22,702       13,652       9,243        11,946        16,753
  Units redeemed...............................    (51,655)     (21,994)     (25,998)     (8,121)      (40,709)      (14,732)
                                                 ---------    ---------    ---------    --------    ----------    ----------
  Ending units.................................     43,367       75,111       20,035      32,381        71,529       100,292
                                                 =========    =========    =========    ========    ==========    ==========

                                                 OHIO NATIONAL FUND, INC.
                                                 -------------------------
                                                       S&P 500 INDEX
                                                        SUBACCOUNT
                                                 -------------------------
                                                    2005           2004
                                                 -----------    ----------
Increase (decrease) in contract owners' equity
  from operations:
  Net investment activity......................  $   (17,830)   $   (5,607)
  Reinvested capital gains.....................            0             0
  Realized gain (loss).........................       58,073       (20,343)
  Unrealized gain (loss).......................       74,873       344,498
                                                 -----------    ----------
     Net increase (decrease) in contract
       owners' equity from operations..........      115,116       318,548
                                                 -----------    ----------
Equity transactions:
  Contract purchase payments...................      631,303       875,183
  Transfers to & from other subaccounts........     (380,366)      (98,338)
  Transfers to & from fixed dollar contract....      (25,236)        4,471
  Withdrawals, surrenders & death benefit
     payments..................................   (1,257,047)     (595,909)
  Surrender charges (note 2)...................       (8,355)         (616)
                                                 -----------    ----------
     Net equity transactions...................   (1,039,701)      184,791
                                                 -----------    ----------
       Net change in contract owners' equity...     (924,585)      503,339
                                                 -----------    ----------
Contract owners' equity:
  Beginning of period..........................    3,907,707     3,404,368
                                                 -----------    ----------
  End of period................................  $ 2,983,122    $3,907,707
                                                 ===========    ==========
Change in units:
  Beginning units..............................      236,654       224,376
                                                 -----------    ----------
  Units purchased..............................       41,194        59,347
  Units redeemed...............................     (102,582)      (47,069)
                                                 -----------    ----------
  Ending units.................................      175,266       236,654
                                                 ===========    ==========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
DECEMBER 31, 2005 AND 2004

                                                                      OHIO NATIONAL FUND, INC.
                                   ----------------------------------------------------------------------------------------------
                                         BLUE CHIP            HIGH INCOME BOND          CAPITAL GROWTH         NASDAQ-100 INDEX
                                        SUBACCOUNT               SUBACCOUNT               SUBACCOUNT              SUBACCOUNT
                                   ---------------------    ---------------------    --------------------    --------------------
                                     2005         2004        2005        2004         2005        2004        2005        2004
                                   ---------    --------    --------    ---------    --------    --------    --------    --------
Increase (decrease) in
  contract owners' equity
  from operations:
  Net investment activity....      $  (1,013)   $    353    $ 14,045    $  (2,565)   $ (3,358)   $ (3,236)   $ (3,413)   $ (2,635)
  Reinvested capital gains...              0           0           0            0           0           0           0           0
  Realized gain (loss).......         16,071       4,601      13,090        7,562      14,034      (2,252)     14,876       9,689
  Unrealized gain (loss).....         (8,523)      9,989     (19,974)      21,332      (8,697)     49,165      (7,992)     11,567
                                   ---------    --------    --------    ---------    --------    --------    --------    --------
     Net increase (decrease)
       in contract owners'
       equity from
       operations............          6,535      14,943       7,161       26,329       1,979      43,677       3,471      18,621
                                   ---------    --------    --------    ---------    --------    --------    --------    --------
Equity transactions:
  Contract purchase
     payments................         65,957      76,151     113,492      154,989      58,886      81,159      85,228     109,585
  Transfers to & from other
     subaccounts.............          8,406       5,287      75,960       33,623     (16,463)      6,437     (16,336)    (25,650)
  Transfers to & from fixed
     dollar contract.........         (3,805)      1,373       1,406       (1,306)    (14,830)        495      (6,048)      5,071
  Withdrawals, surrenders &
     death benefit
     payments................       (117,515)    (40,215)   (167,314)     (58,035)    (89,231)    (63,255)    (78,397)    (44,567)
  Surrender charges (note
     2)......................         (1,056)          0      (3,834)           0        (594)        (48)     (3,277)          0
                                   ---------    --------    --------    ---------    --------    --------    --------    --------
     Net equity
       transactions..........        (48,013)     42,596      19,710      129,271     (62,232)     24,788     (18,830)     44,439
                                   ---------    --------    --------    ---------    --------    --------    --------    --------
       Net change in contract
          owners' equity.....        (41,478)     57,539      26,871      155,600     (60,253)     68,465     (15,359)     63,060
                                   ---------    --------    --------    ---------    --------    --------    --------    --------
Contract owners' equity:
  Beginning of period........        191,040     133,501     377,390      221,790     281,644     213,179     241,255     178,195
                                   ---------    --------    --------    ---------    --------    --------    --------    --------
  End of period..............      $ 149,562    $191,040    $404,261    $ 377,390    $221,391    $281,644    $225,896    $241,255
                                   =========    ========    ========    =========    ========    ========    ========    ========
Change in units:
  Beginning units............         18,235      13,780      28,689       18,410      34,574      30,908      61,454      49,264
                                   ---------    --------    --------    ---------    --------    --------    --------    --------
                                   ---------    --------    --------    ---------    --------    --------    --------    --------
  Units purchased............          7,989       8,513      15,597       16,794      14,230      18,532      23,605      34,280
  Units redeemed.............        (12,410)     (4,058)    (14,046)      (6,515)    (21,964)    (14,866)    (27,568)    (22,090)
                                   ---------    --------    --------    ---------    --------    --------    --------    --------
  Ending units...............         13,814      18,235      30,240       28,689      26,840      34,574      57,491      61,454
                                   =========    ========    ========    =========    ========    ========    ========    ========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
DECEMBER 31, 2005 AND 2004

                                                                          OHIO NATIONAL FUND, INC.
                                            -------------------------------------------------------------------------------------
                                                  BRISTOL            BRYTON GROWTH      U.S. EQUITY     BALANCED     COVERED CALL
                                                SUBACCOUNT             SUBACCOUNT       SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                            -------------------    ------------------   -----------    ----------    ------------
                                              2005       2004       2005       2004       2005(A)       2005(A)        2005(A)
                                            --------    -------    -------    -------   -----------    ----------    ------------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity.................  $   (319)   $    68    $  (462)   $  (336)      $ 0           $  0         $   (29)
  Reinvested capital gains................         0      1,777          0          0         0              0               0
  Realized gain (loss)....................     1,117         17        839         73         0              0               0
  Unrealized gain (loss)..................     1,349       (138)     1,081      2,912         0              4             298
                                            --------    -------    -------    -------       ---           ----         -------
     Net increase (decrease) in contract
       owners' equity from operations.....     2,147      1,724      1,458      2,649         0              4             269
                                            --------    -------    -------    -------       ---           ----         -------
Equity transactions:
  Contract purchase payments..............     7,004     14,355      9,250     22,791        34            239             563
  Transfers to & from other subaccounts...    11,039          0     (1,851)    (4,491)        0              0          11,619
  Transfers to & from fixed dollar
     contract.............................       668          0          0          0         0              0               0
  Withdrawals, surrenders & death benefit
     payments.............................   (15,166)    (1,036)    (6,249)      (166)        0              0               0
  Surrender charges (note 2)..............    (1,105)         0         (9)         0         0              0               0
                                            --------    -------    -------    -------       ---           ----         -------
     Net equity transactions..............     2,440     13,319      1,141     18,134        34            239          12,182
                                            --------    -------    -------    -------       ---           ----         -------
       Net change in contract owners'
          equity..........................     4,587     15,043      2,599     20,783        34            243          12,451
                                            --------    -------    -------    -------       ---           ----         -------
Contract owners' equity:
  Beginning of period.....................    16,518      1,475     34,584     13,801         0              0               0
                                            --------    -------    -------    -------       ---           ----         -------
  End of period...........................  $ 21,105    $16,518    $37,183    $34,584       $34           $243         $12,451
                                            ========    =======    =======    =======       ===           ====         =======
Change in units:
  Beginning units.........................     1,506        144      3,574      1,513         0              0               0
                                            --------    -------    -------    -------       ---           ----         -------
  Units purchased.........................     1,970      1,457        993      2,698         3             23           1,172
  Units redeemed..........................    (1,735)       (95)      (834)      (637)        0              0               0
                                            --------    -------    -------    -------       ---           ----         -------
  Ending units............................     1,741      1,506      3,733      3,574         3             23           1,172
                                            ========    =======    =======    =======       ===           ====         =======

---------------

(a) Period from May 2, 2005, date of commencement of operations

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
DECEMBER 31, 2005 AND 2004

                                                                               DOW TARGET 10 PORTFOLIOS
                                                     ----------------------------------------------------------------------------
                                                       FIRST QUARTER       SECOND QUARTER      THIRD QUARTER      FOURTH QUARTER
                                                        SUBACCOUNT           SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                     -----------------   ------------------   ----------------   ----------------
                                                      2005      2004       2005      2004      2005      2004     2005      2004
                                                     -------   -------   --------   -------   -------   ------   -------   ------
Increase (decrease) in contract owners' equity from
  operations:
  Net investment activity..........................  $  (105)  $  (133)  $   (116)  $  (157)  $   (67)  $  (82)  $   (55)  $  (63)
  Reinvested capital gains.........................        0         0          0         0         0        0         0        0
  Realized gain (loss).............................      953        73      1,295        49       347      478       375       45
  Unrealized gain (loss)...........................   (1,402)      214     (1,273)      177      (578)     (70)     (574)      86
                                                     -------   -------   --------   -------   -------   ------   -------   ------
     Net increase (decrease) in contract owners'
      equity from operations.......................     (554)      154        (94)       69      (298)     326      (254)      68
                                                     -------   -------   --------   -------   -------   ------   -------   ------
Equity transactions:
  Contract purchase payments.......................    2,052     2,806      1,668     1,935       981    1,980       679    2,109
  Transfers to & from other subaccounts............     (125)     (198)      (901)     (792)     (414)    (291)     (807)    (200)
  Transfers to & from fixed dollar contract........        0         0          0         0         0        0         0        0
  Withdrawals, surrenders & death benefit
     payments......................................   (8,218)     (346)   (10,356)     (291)   (5,072)    (237)   (4,044)    (304)
  Surrender charges (note 2).......................      (92)        0        (87)        0      (121)       0       (75)       0
                                                     -------   -------   --------   -------   -------   ------   -------   ------
     Net equity transactions.......................   (6,383)    2,262     (9,676)      852    (4,626)   1,452    (4,247)   1,605
                                                     -------   -------   --------   -------   -------   ------   -------   ------
       Net change in contract owners' equity.......   (6,937)    2,416     (9,770)      921    (4,924)   1,778    (4,501)   1,673
                                                     -------   -------   --------   -------   -------   ------   -------   ------
Contract owners' equity:
  Beginning of period..............................   10,355     7,939     12,126    11,205     7,071    5,293     6,409    4,736
                                                     -------   -------   --------   -------   -------   ------   -------   ------
  End of period....................................  $ 3,418   $10,355   $  2,356   $12,126   $ 2,147   $7,071   $ 1,908   $6,409
                                                     =======   =======   ========   =======   =======   ======   =======   ======
Change in units:
  Beginning units..................................      961       750        972       903       565      431       500      369
                                                     -------   -------   --------   -------   -------   ------   -------   ------
  Units purchased..................................      197       264        133       164        82      718        58      172
  Units redeemed...................................     (815)      (53)      (908)      (95)     (463)    (584)     (400)     (41)
                                                     -------   -------   --------   -------   -------   ------   -------   ------
  Ending units.....................................      343       961        197       972       184      565       158      500
                                                     =======   =======   ========   =======   =======   ======   =======   ======

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
DECEMBER 31, 2005 AND 2004

                                                                                  DOW TARGET 5 PORTFOLIOS
                                                           ----------------------------------------------------------------------
                                                            FIRST QUARTER     SECOND QUARTER     THIRD QUARTER    FOURTH QUARTER
                                                              SUBACCOUNT        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
                                                           ----------------   ---------------   ---------------   ---------------
                                                            2005     2004      2005     2004     2005     2004     2005     2004
                                                           ------   -------   ------   ------   ------   ------   ------   ------
Increase (decrease) in contract owners' equity from
  operations:
  Net investment activity................................  $  (17)  $   (31)  $  (17)  $  (20)  $  (16)  $  (21)  $  (16)  $  (18)
  Reinvested capital gains...............................       0         0        0        0        0        0        0        0
  Realized gain (loss)...................................      91       484      108       58       12       31       40       43
  Unrealized gain (loss).................................    (108)     (213)    (113)      90     (258)      91     (187)      36
                                                           ------   -------   ------   ------   ------   ------   ------   ------
     Net increase (decrease) in contract owners' equity
      from operations....................................     (34)      240      (22)     128     (262)     101     (163)      61
                                                           ------   -------   ------   ------   ------   ------   ------   ------
Equity transactions:
  Contract purchase payments.............................     574       572      321      276      198      395      238      350
  Transfers to & from other subaccounts..................       0         0        0        0        0        0        0        0
  Transfers to & from fixed dollar contract..............       0         0        0        0        0        0        0        0
  Withdrawals, surrenders & death benefit payments.......    (790)   (4,217)    (519)    (525)    (265)    (621)    (378)    (282)
  Surrender charges (note 2).............................       0         0        0        0        0        0        0        0
                                                           ------   -------   ------   ------   ------   ------   ------   ------
     Net equity transactions.............................    (216)   (3,645)    (198)    (249)     (67)    (226)    (140)      68
                                                           ------   -------   ------   ------   ------   ------   ------   ------
       Net change in contract owners' equity.............    (250)   (3,405)    (220)    (121)    (329)    (125)    (303)     129
                                                           ------   -------   ------   ------   ------   ------   ------   ------
Contract owners' equity:
  Beginning of period....................................   1,297     4,702    1,325    1,446    1,420    1,545    1,437    1,308
                                                           ------   -------   ------   ------   ------   ------   ------   ------
  End of period..........................................  $1,047   $ 1,297   $1,105   $1,325   $1,091   $1,420   $1,134   $1,437
                                                           ======   =======   ======   ======   ======   ======   ======   ======
Change in units:
  Beginning units........................................     110       434      103      123      122      141       99       94
                                                           ------   -------   ------   ------   ------   ------   ------   ------
  Units purchased........................................      50        52       24       24       19       37       18       24
  Units redeemed.........................................     (68)     (376)     (38)     (44)     (24)     (56)     (27)     (19)
                                                           ------   -------   ------   ------   ------   ------   ------   ------
  Ending units...........................................      92       110       89      103      117      122       90       99
                                                           ======   =======   ======   ======   ======   ======   ======   ======

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
DECEMBER 31, 2005 AND 2004

                                                                        JANUS ADVISER SERIES
                                   ----------------------------------------------------------------------------------------------
                                     LARGE CAP GROWTH                                                        INTERNATIONAL GROWTH
                                       SUBACCOUNT(B)       WORLDWIDE SUBACCOUNT      BALANCED SUBACCOUNT          SUBACCOUNT
                                   ---------------------   ---------------------   -----------------------   --------------------
                                     2005        2004        2005        2004         2005         2004        2005        2004
                                   ---------   ---------   ---------   ---------   ----------   ----------   ---------   --------
Increase (decrease) in contract
  owners' equity from operations:
  Net investment activity........  $  (8,728)  $  (9,543)  $  (3,363)  $  (5,839)  $    1,987   $    3,926   $   (389)   $    47
  Reinvested capital gains.......          0           0           0           0       23,985            0          0          0
  Realized gain (loss)...........      4,720      (3,533)     (9,949)    (26,881)      38,575       18,620      6,036        215
  Unrealized gain (loss).........     18,130      37,036      38,443      59,362       12,408       58,935     50,593      5,810
                                   ---------   ---------   ---------   ---------   ----------   ----------   --------    -------
     Net increase (decrease) in
       contract owners' equity
       from operations...........     14,122      23,960      25,131      26,642       76,955       81,481     56,240      6,072
                                   ---------   ---------   ---------   ---------   ----------   ----------   --------    -------
Equity transactions:
  Contract purchase payments.....    161,290     224,868     149,893     217,276      241,272      508,675     58,418     26,181
  Transfers to & from other
     subaccounts.................    (69,913)    (16,826)    (87,938)   (106,560)     (48,345)     (19,409)   145,748     13,219
  Transfers to & from fixed
     dollar contract.............    (29,105)          0      (7,864)     (2,096)      (5,029)        (598)     9,792          0
  Withdrawals, surrenders & death
     benefit payments............   (145,687)   (204,629)   (171,794)   (129,162)    (402,901)    (382,611)   (32,707)    (3,070)
  Surrender charges (note 2).....       (875)        (41)     (2,837)        (35)      (2,287)        (696)    (1,688)         0
                                   ---------   ---------   ---------   ---------   ----------   ----------   --------    -------
     Net equity transactions.....    (84,290)      3,372    (120,540)    (20,577)    (217,290)     105,361    179,563     36,330
                                   ---------   ---------   ---------   ---------   ----------   ----------   --------    -------
       Net change in contract
          owners' equity.........    (70,168)     27,332     (95,409)      6,065     (140,335)     186,842    235,803     42,402
                                   ---------   ---------   ---------   ---------   ----------   ----------   --------    -------
Contract owners' equity:
  Beginning of period............    707,915     680,583     641,452     635,387    1,278,817    1,091,975     43,413      1,011
                                   ---------   ---------   ---------   ---------   ----------   ----------   --------    -------
  End of period..................  $ 637,747   $ 707,915   $ 546,043   $ 641,452   $1,138,482   $1,278,817   $279,216    $43,413
                                   =========   =========   =========   =========   ==========   ==========   ========    =======
Change in units:
  Beginning units................     97,500      96,641      80,973      82,882      115,525      105,520      3,241         89
                                   ---------   ---------   ---------   ---------   ----------   ----------   --------    -------
  Units purchased................     23,366      36,462      19,953      31,855       28,350       57,323     14,958      3,404
  Units redeemed.................    (35,241)    (35,603)    (35,066)    (33,764)     (47,064)     (47,318)    (2,160)      (252)
                                   ---------   ---------   ---------   ---------   ----------   ----------   --------    -------
  Ending units...................     85,625      97,500      65,860      80,973       96,811      115,525     16,039      3,241
                                   =========   =========   =========   =========   ==========   ==========   ========    =======

---------------

(b) Formerly known as Growth Subaccount.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
DECEMBER 31, 2005 AND 2004

                                                                                                              STRONG VARIABLE
                                                                                                           INSURANCE FUNDS, INC.
                                                    WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS (NOTE 4)           (NOTE 4)
                                                    ----------------------------------------------------   ----------------------
                                                        OPPORTUNITY           MULTI CAP       DISCOVERY      MID CAP GROWTH II
                                                         SUBACCOUNT        VALUE SUBACCOUNT   SUBACCOUNT         SUBACCOUNT
                                                    --------------------   ----------------   ----------   ----------------------
                                                      2005       2004       2005      2004       2005         2005        2004
                                                    --------   ---------   -------   ------   ----------   ----------   ---------
Increase (decrease) in contract owners' equity
  from operations:
  Net investment activity.........................  $ (3,782)  $  (3,758)  $   (23)  $  (59)   $ (2,141)   $    (892)   $ (3,048)
  Reinvested capital gains........................         0           0         0        0           0            0           0
  Realized gain (loss)............................    11,077      17,083     1,760       11       8,502       (2,753)     (2,888)
  Unrealized gain (loss)..........................    11,154      29,678    (1,226)     771      26,751      (11,846)     45,771
                                                    --------   ---------   -------   ------    --------    ---------    --------
       Net increase (decrease) in contract owners'
        equity from operations....................    18,449      43,003       511      723      33,112      (15,491)     39,835
                                                    --------   ---------   -------   ------    --------    ---------    --------
Equity transactions:
  Contract purchase payments......................    50,752      58,051       438      799      35,822       13,035      89,599
  Transfers to & from other subaccounts...........   (14,505)      1,885         0        0     197,680     (265,900)    (14,845)
  Transfers to & from fixed dollar contract.......      (811)      2,917         0        0        (873)           0      (6,533)
  Withdrawals, surrenders & death benefit
     payments.....................................   (31,811)   (103,213)   (6,437)       0     (60,301)      (1,595)    (25,132)
  Surrender charges (note 2)......................      (316)        (79)       (8)       0        (768)           0           0
                                                    --------   ---------   -------   ------    --------    ---------    --------
     Net equity transactions......................     3,309     (40,439)   (6,007)     799     171,560     (254,460)     43,089
                                                    --------   ---------   -------   ------    --------    ---------    --------
       Net change in contract owners' equity......    21,758       2,564    (5,496)   1,522     204,672     (269,951)     82,924
                                                    --------   ---------   -------   ------    --------    ---------    --------
Contract owners' equity:
  Beginning of period.............................   276,482     273,918     5,496    3,974           0      269,951     187,027
                                                    --------   ---------   -------   ------    --------    ---------    --------
  End of period...................................  $298,240   $ 276,482   $     0   $5,496    $204,672    $       0    $269,951
                                                    ========   =========   =======   ======    ========    =========    ========
Change in units:
  Beginning units.................................    21,788      25,178       410      342           0       37,974      30,930
                                                    --------   ---------   -------   ------    --------    ---------    --------
  Units purchased.................................     4,518       5,726        33       68      41,074        1,851      14,216
  Units redeemed..................................    (4,228)     (9,116)     (443)       0     (14,451)     (39,825)     (7,172)
                                                    --------   ---------   -------   ------    --------    ---------    --------
  Ending units....................................    22,078      21,788         0      410      26,623            0      37,974
                                                    ========   =========   =======   ======    ========    =========    ========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
DECEMBER 31, 2005 AND 2004

                                                       GOLDMAN SACHS VARIABLE INSURANCE TRUST
                                          ----------------------------------------------------------------

                                            GROWTH & INCOME      CORE U.S. EQUITY        CAPITAL GROWTH
                                              SUBACCOUNT            SUBACCOUNT             SUBACCOUNT
                                          -------------------   -------------------   --------------------
                                            2005       2004       2005       2004       2005        2004
                                          --------   --------   --------   --------   ---------   --------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity...............  $  1,261   $    646   $   (625)  $     18   $  (1,955)  $   (969)
  Reinvested capital gains..............         0          0          0          0           0          0
  Realized gain (loss)..................     8,682      7,553      4,464      7,500      13,281      8,571
  Unrealized gain (loss)................    (1,709)    17,903      6,588      4,872      (8,218)     6,644
                                          --------   --------   --------   --------   ---------   --------
     Net increase (decrease) in contract
       owners' equity from operations...     8,234     26,102     10,427     12,390       3,108     14,246
                                          --------   --------   --------   --------   ---------   --------
Equity transactions:
  Contract purchase payments............    56,822     48,715     29,600     49,367      34,862     67,308
  Transfers to & from other
     subaccounts........................    58,325     26,344     24,270     (6,666)    (25,670)   (28,753)
  Transfers to & from fixed dollar
     contract...........................         0          0        783          0       2,057          0
  Withdrawals, surrenders & death
     benefit payments...................   (45,230)   (42,490)   (25,038)   (17,902)   (101,141)   (40,371)
  Surrender charges (note 2)............      (629)         0       (783)         0      (2,505)         0
                                          --------   --------   --------   --------   ---------   --------
     Net equity transactions............    69,288     32,569     28,832     24,799     (92,397)    (1,816)
                                          --------   --------   --------   --------   ---------   --------
       Net change in contract owners'
          equity........................    77,522     58,671     39,259     37,189     (89,289)    12,430
                                          --------   --------   --------   --------   ---------   --------
Contract owners' equity:
  Beginning of period...................   190,566    131,895     93,279     56,090     180,731    168,301
                                          --------   --------   --------   --------   ---------   --------
  End of period.........................  $268,088   $190,566   $132,538   $ 93,279   $  91,442   $180,731
                                          ========   ========   ========   ========   =========   ========
Change in units:
  Beginning units.......................    17,151     13,914      9,874      6,734      21,515     21,564
                                          --------   --------   --------   --------   ---------   --------
  Units purchased.......................    10,828      8,396      7,929      8,154       5,078     10,658
  Units redeemed........................    (4,450)    (5,159)    (4,453)    (5,014)    (15,876)   (10,707)
                                          --------   --------   --------   --------   ---------   --------
  Ending units..........................    23,529     17,151     13,350      9,874      10,717     21,515
                                          ========   ========   ========   ========   =========   ========

                                             VAN KAMPEN UNIVERSAL INSTITUTIONAL
                                                      FUNDS -- CLASS I
                                          ----------------------------------------
                                                                    CORE PLUS
                                           U.S. REAL ESTATE        FIXED INCOME
                                              SUBACCOUNT            SUBACCOUNT
                                          -------------------   ------------------
                                            2005       2004      2005        2004
                                          --------   --------   -------     ------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity...............  $   (794)  $    649   $   525     $   40
  Reinvested capital gains..............    10,631      2,722       175          4
  Realized gain (loss)..................    21,908      1,455       (14)         0
  Unrealized gain (loss)................    29,207     47,554        20          9
                                          --------   --------   -------     ------
     Net increase (decrease) in contract
       owners' equity from operations...    60,952     52,380       706         53
                                          --------   --------   -------     ------
Equity transactions:
  Contract purchase payments............   205,579     69,059    12,028      1,110
  Transfers to & from other
     subaccounts........................    33,582    150,583    25,787          0
  Transfers to & from fixed dollar
     contract...........................    18,227          0     3,607          0
  Withdrawals, surrenders & death
     benefit payments...................   (78,790)   (13,462)   (7,310)         0
  Surrender charges (note 2)............    (2,765)         0      (307)         0
                                          --------   --------   -------     ------
     Net equity transactions............   175,833    206,180    33,805      1,110
                                          --------   --------   -------     ------
       Net change in contract owners'
          equity........................   236,785    258,560    34,511      1,163
                                          --------   --------   -------     ------
Contract owners' equity:
  Beginning of period...................   296,151     37,591     2,300      1,137
                                          --------   --------   -------     ------
  End of period.........................  $532,936   $296,151   $36,811     $2,300
                                          ========   ========   =======     ======
Change in units:
  Beginning units.......................    11,818      2,019       222        113
                                          --------   --------   -------     ------
  Units purchased.......................    14,711     10,521     3,949        109
  Units redeemed........................    (8,115)      (722)     (716)         0
                                          --------   --------   -------     ------
  Ending units..........................    18,414     11,818     3,455        222
                                          ========   ========   =======     ======

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
DECEMBER 31, 2005 AND 2004

                                                                               LAZARD RETIREMENT SERIES, INC.
                                                           ----------------------------------------------------------------------
                                                                                                                    INTERNATIONAL
                                                            EMERGING MARKETS          SMALL CAP          EQUITY        EQUITY
                                                               SUBACCOUNT            SUBACCOUNT        SUBACCOUNT    SUBACCOUNT
                                                           -------------------   -------------------   ----------   -------------
                                                             2005       2004       2005       2004      2005(A)        2005(A)
                                                           --------   --------   --------   --------   ----------   -------------
Increase (decrease) in contract owners' equity from
  operations:
  Net investment activity................................  $ (5,161)  $ (1,587)  $ (9,343)  $ (7,383)     $  0         $   (15)
  Reinvested capital gains...............................    20,363          0     52,506          0         0               0
  Realized gain (loss)...................................    15,006     31,419     17,870     16,019         0               0
  Unrealized gain (loss).................................   159,147     39,727    (42,549)    64,274        (2)            283
                                                           --------   --------   --------   --------      ----         -------
       Net increase (decrease) in contract owners' equity
        from operations..................................   189,355     69,559     18,484     72,910        (2)            268
                                                           --------   --------   --------   --------      ----         -------
Equity transactions:
  Contract purchase payments.............................   125,401    123,494    120,449    197,779       563           7,364
  Transfers to & from other subaccounts..................   198,348     35,345    (26,851)   (18,666)        0           5,000
  Transfers to & from fixed dollar contract..............    14,313      3,782      1,535       (654)        0               0
  Withdrawals, surrenders & death benefit payments.......   (49,606)   (85,907)   (75,223)   (83,756)        0               0
  Surrender charges (note 2).............................      (610)         0     (1,152)         0         0               0
                                                           --------   --------   --------   --------      ----         -------
     Net equity transactions.............................   287,846     76,714     18,758     94,703       563          12,364
                                                           --------   --------   --------   --------      ----         -------
       Net change in contract owners' equity.............   477,201    146,273     37,242    167,613       561          12,632
                                                           --------   --------   --------   --------      ----         -------
Contract owners' equity:
  Beginning of period....................................   336,664    190,391    661,376    493,763         0               0
                                                           --------   --------   --------   --------      ----         -------
  End of period..........................................  $813,865   $336,664   $698,618   $661,376      $561         $12,632
                                                           ========   ========   ========   ========      ====         =======
Change in units:
  Beginning units........................................    21,433     15,617     36,028     30,489         0               0
                                                           --------   --------   --------   --------      ----         -------
  Units purchased........................................    18,784     13,834      8,123     11,874        53           1,105
  Units redeemed.........................................    (2,918)    (8,018)    (7,064)    (6,335)        0               0
                                                           --------   --------   --------   --------      ----         -------
  Ending units...........................................    37,299     21,433     37,087     36,028        53           1,105
                                                           ========   ========   ========   ========      ====         =======

---------------

(a) Period from May 2, 2005, date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
DECEMBER 31, 2005 AND 2004

                                                     FIDELITY VARIABLE INSURANCE PRODUCTS FUND -- SERVICE CLASS 2
                                     --------------------------------------------------------------------------------------------
                                           VIP MID CAP            VIP CONTRAFUND            VIP GROWTH         VIP EQUITY-INCOME
                                           SUBACCOUNT               SUBACCOUNT              SUBACCOUNT            SUBACCOUNT
                                     -----------------------   ---------------------   --------------------   -------------------
                                        2005         2004         2005        2004       2005        2004       2005       2004
                                     ----------   ----------   ----------   --------   ---------   --------   --------   --------
Increase (decrease) in contract
  owners' equity from operations:
  Net investment activity..........  $  (19,764)  $  (11,380)  $  (13,248)  $ (5,959)  $  (4,921)  $ (4,618)  $    (29)  $   (308)
  Reinvested capital gains.........      22,167            0          147          0           0          0      7,920        190
  Realized gain (loss).............     120,194       42,310       39,817     11,681      19,708     17,742      3,601      2,430
  Unrealized gain (loss)...........     114,561      173,256      144,532     68,633       7,135     (3,132)     1,098      9,334
                                     ----------   ----------   ----------   --------   ---------   --------   --------   --------
     Net increase (decrease) in
       contract owners' equity from
       operations..................     237,158      204,186      171,248     74,355      21,922      9,992     12,590     11,646
                                     ----------   ----------   ----------   --------   ---------   --------   --------   --------
Equity transactions:
  Contract purchase payments.......     373,954      512,526      351,850    345,471     141,908    158,786    121,793     79,181
  Transfers to & from other
     subaccounts...................      55,563       (1,398)     223,002     42,572      (5,829)    19,142     17,567     46,058
  Transfers to & from fixed dollar
     contract......................      (7,761)       2,526       23,521      1,171      (2,705)       494     (2,516)     1,370
  Withdrawals, surrenders & death
     benefit payments..............    (374,635)    (109,073)    (175,387)   (79,308)   (142,815)   (97,179)   (88,001)    (2,534)
  Surrender charges (note 2).......     (10,329)         (22)      (6,060)         0      (2,486)       (30)    (2,795)         0
                                     ----------   ----------   ----------   --------   ---------   --------   --------   --------
     Net equity transactions.......      36,792      404,559      416,926    309,906     (11,927)    81,213     46,048    124,075
                                     ----------   ----------   ----------   --------   ---------   --------   --------   --------
       Net change in contract
          owners' equity...........     273,950      608,745      588,174    384,261       9,995     91,205     58,638    135,721
                                     ----------   ----------   ----------   --------   ---------   --------   --------   --------
Contract owners' equity:
  Beginning of period..............   1,255,048      646,303      729,884    345,623     424,222    333,017    171,251     35,530
                                     ----------   ----------   ----------   --------   ---------   --------   --------   --------
  End of period....................  $1,528,998   $1,255,048   $1,318,058   $729,884   $ 434,217   $424,222   $229,889   $171,251
                                     ==========   ==========   ==========   ========   =========   ========   ========   ========
Change in units:
  Beginning units..................      79,390       50,283       71,449     38,442      67,649     54,031     13,999      3,188
                                     ----------   ----------   ----------   --------   ---------   --------   --------   --------
  Units purchased..................      34,297       42,994       61,307     42,056      28,561     33,077     14,191     11,265
  Units redeemed...................     (30,629)     (13,887)     (20,655)    (9,049)    (29,695)   (19,459)   (10,149)      (454)
                                     ----------   ----------   ----------   --------   ---------   --------   --------   --------
  Ending units.....................      83,058       79,390      112,101     71,449      66,515     67,649     18,041     13,999
                                     ==========   ==========   ==========   ========   =========   ========   ========   ========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
DECEMBER 31, 2005 AND 2004

                                                              MFS VARIABLE INSURANCE TRUST -- SERVICE CLASS
                                        -----------------------------------------------------------------------------------------
                                          NEW DISCOVERY      INVESTORS GROWTH STOCK      MID CAP GROWTH          TOTAL RETURN
                                            SUBACCOUNT             SUBACCOUNT              SUBACCOUNT             SUBACCOUNT
                                        ------------------   -----------------------   -------------------   --------------------
                                          2005      2004        2005         2004        2005       2004       2005        2004
                                        --------   -------   ----------   ----------   --------   --------   ---------   --------
Increase (decrease) in contract
  owners' equity from operations:
  Net investment activity.............  $ (1,292)  $  (662)   $ (2,580)    $ (1,365)   $ (1,532)  $   (926)  $   4,191   $    575
  Reinvested capital gains............         0         0           0            0           0          0      32,013          0
  Realized gain (loss)................     6,356       666       3,481           30       4,509      6,322       9,775      4,886
  Unrealized gain (loss)..............      (239)    3,836       6,247       11,033         692      3,479     (33,479)    39,234
                                        --------   -------    --------     --------    --------   --------   ---------   --------
     Net increase (decrease) in
       contract owners' equity from
       operations.....................     4,825     3,840       7,148        9,698       3,669      8,875      12,500     44,695
                                        --------   -------    --------     --------    --------   --------   ---------   --------
Equity transactions:
  Contract purchase payments..........    27,887    50,847      32,068      111,749      30,636     74,648     236,791    316,894
  Transfers to & from other
     subaccounts......................   (14,799)      744      (3,306)        (733)      7,421    (32,513)     17,858     86,818
  Transfers to & from fixed dollar
     contract.........................         0         0        (409)           0           0          0      14,492          0
  Withdrawals, surrenders & death
     benefit payments.................   (29,591)   (4,677)    (30,199)      (6,067)    (39,491)    (5,437)   (166,663)   (89,283)
  Surrender charges (note 2)..........    (1,622)        0      (1,345)           0      (1,752)         0      (2,932)         0
                                        --------   -------    --------     --------    --------   --------   ---------   --------
     Net equity transactions..........   (18,125)   46,914      (3,191)     104,949      (3,186)    36,698      99,546    314,429
                                        --------   -------    --------     --------    --------   --------   ---------   --------
       Net change in contract owners'
          equity......................   (13,300)   50,754       3,957      114,647         483     45,573     112,046    359,124
                                        --------   -------    --------     --------    --------   --------   ---------   --------
Contract owners' equity:
  Beginning of period.................    86,993    36,239     202,065       87,418      96,972     51,399     685,711    326,587
                                        --------   -------    --------     --------    --------   --------   ---------   --------
  End of period.......................  $ 73,693   $86,993    $206,022     $202,065    $ 97,455   $ 96,972   $ 797,757   $685,711
                                        ========   =======    ========     ========    ========   ========   =========   ========
Change in units:
  Beginning units.....................     8,114     3,542      20,339        9,461      10,292      6,156      57,107     29,795
                                        --------   -------    --------     --------    --------   --------   ---------   --------
  Units purchased.....................     2,710     5,031       3,311       11,655       4,298      8,579      30,287     35,734
  Units redeemed......................    (4,192)     (459)     (3,486)        (777)     (4,399)    (4,443)    (21,766)    (8,422)
                                        --------   -------    --------     --------    --------   --------   ---------   --------
  Ending units........................     6,632     8,114      20,164       20,339      10,191     10,292      65,628     57,107
                                        ========   =======    ========     ========    ========   ========   =========   ========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
DECEMBER 31, 2005 AND 2004

                                               J.P. MORGAN SERIES TRUST II
                                        ------------------------------------------
                                           SMALL COMPANY         MID CAP VALUE
                                            SUBACCOUNT             SUBACCOUNT
                                        -------------------   --------------------
                                          2005       2004       2005       2004
                                        --------   --------   --------   ---------
Increase (decrease) in contract
  owners' equity from operations:
  Net investment activity.............  $ (2,198)  $   (916)  $ (4,183)  $  (2,686)
  Reinvested capital gains............    19,885          0      4,617       1,324
  Realized gain (loss)................     2,207      1,227     22,989      29,118
  Unrealized gain (loss)..............   (15,199)    21,338      2,927      20,561
                                        --------   --------   --------   ---------
     Net increase (decrease) in
       contract owners' equity from
       operations.....................     4,695     21,649     26,350      48,317
                                        --------   --------   --------   ---------
Equity transactions:
  Contract purchase payments..........    67,823     87,489    150,601     115,355
  Transfers to & from other
     subaccounts......................    10,266      9,045     (5,960)     28,432
  Transfers to & from fixed dollar
     contract.........................       369      1,116     (1,346)      1,370
  Withdrawals, surrenders & death
     benefit payments.................   (23,585)    (8,199)   (89,057)   (124,860)
  Surrender charges (note 2)..........      (280)         0     (3,712)          0
                                        --------   --------   --------   ---------
     Net equity transactions..........    54,593     89,451     50,526      20,297
                                        --------   --------   --------   ---------
       Net change in contract owners'
          equity......................    59,288    111,100     76,876      68,614
                                        --------   --------   --------   ---------
Contract owners' equity:
  Beginning of period.................   135,019     23,919    272,893     204,279
                                        --------   --------   --------   ---------
  End of period.......................  $194,307   $135,019   $349,769   $ 272,893
                                        ========   ========   ========   =========
Change in units:
  Beginning units.....................     9,281      2,063     16,390      14,655
                                        --------   --------   --------   ---------
  Units purchased.....................     5,913      7,835     11,337      11,357
  Units redeemed......................    (2,105)      (617)    (8,232)     (9,622)
                                        --------   --------   --------   ---------
  Ending units........................    13,089      9,281     19,495      16,390
                                        ========   ========   ========   =========

                                             PIMCO VARIABLE INSURANCE TRUST -- ADMINISTRATIVE SHARES
                                        -----------------------------------------------------------------
                                            REAL RETURN          TOTAL RETURN            GLOBAL BOND
                                            SUBACCOUNT            SUBACCOUNT             SUBACCOUNT
                                        -------------------   -------------------   ---------------------
                                          2005       2004       2005       2004       2005        2004
                                        --------   --------   --------   --------   ---------   ---------
Increase (decrease) in contract
  owners' equity from operations:
  Net investment activity.............  $  7,677   $   (612)  $  4,294   $    632   $   2,360   $     881
  Reinvested capital gains............     6,710     12,250      4,143      1,939       2,940      12,280
  Realized gain (loss)................       440      2,049       (743)        51      (6,294)      2,102
  Unrealized gain (loss)..............   (10,127)     3,404     (5,405)     1,449     (15,425)      2,163
                                        --------   --------   --------   --------   ---------   ---------
     Net increase (decrease) in
       contract owners' equity from
       operations.....................     4,700     17,091      2,289      4,071     (16,419)     17,426
                                        --------   --------   --------   --------   ---------   ---------
Equity transactions:
  Contract purchase payments..........   125,358    184,152     58,676     92,650      53,642     154,710
  Transfers to & from other
     subaccounts......................   112,044     95,852     49,128     (1,858)     16,337         869
  Transfers to & from fixed dollar
     contract.........................    22,553      3,530      1,684          0           0       1,064
  Withdrawals, surrenders & death
     benefit payments.................   (76,757)   (33,681)   (52,865)   (20,687)   (130,219)   (104,484)
  Surrender charges (note 2)..........    (2,083)         0     (3,032)         0      (4,247)          0
                                        --------   --------   --------   --------   ---------   ---------
     Net equity transactions..........   181,115    249,853     53,591     70,105     (64,487)     52,159
                                        --------   --------   --------   --------   ---------   ---------
       Net change in contract owners'
          equity......................   185,815    266,944     55,880     74,176     (80,906)     69,585
                                        --------   --------   --------   --------   ---------   ---------
Contract owners' equity:
  Beginning of period.................   390,244    123,300    153,245     79,069     202,543     132,958
                                        --------   --------   --------   --------   ---------   ---------
  End of period.......................  $576,059   $390,244   $209,125   $153,245   $ 121,637   $ 202,543
                                        ========   ========   ========   ========   =========   =========
Change in units:
  Beginning units.....................    32,593     11,067     13,908      7,426      15,730      11,268
                                        --------   --------   --------   --------   ---------   ---------
  Units purchased.....................    25,825     26,496     10,904      9,478       6,191      15,093
  Units redeemed......................   (10,660)    (4,970)    (6,038)    (2,996)    (11,668)    (10,631)
                                        --------   --------   --------   --------   ---------   ---------
  Ending units........................    47,758     32,593     18,774     13,908      10,253      15,730
                                        ========   ========   ========   ========   =========   =========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
DECEMBER 31, 2005 AND 2004

                                          CALVERT VARIABLE SERIES   DREYFUS VARIABLE
                                                   INC.              INVESTMENT FUND               ROYCE CAPITAL FUND
                                          -----------------------   -----------------   -----------------------------------------
                                               SOCIAL EQUITY          APPRECIATION           SMALL-CAP             MICRO-CAP
                                                SUBACCOUNT             SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                          -----------------------   -----------------   -------------------   -------------------
                                             2005         2004       2005      2004       2005       2004       2005       2004
                                          ----------   ----------   -------   -------   --------   --------   --------   --------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity...............   $ (1,329)    $ (1,287)   $  (192)  $    15   $ (7,243)  $ (2,664)  $ (2,189)  $ (2,492)
  Reinvested capital gains..............          0            0          0         0      7,627     16,970      4,188     21,650
  Realized gain (loss)..................      7,883        4,496        224        28      7,349      1,527     (4,639)     1,474
  Unrealized gain (loss)................     (3,126)       2,970        198       109     29,664     31,586     20,133      5,920
                                           --------     --------    -------   -------   --------   --------   --------   --------
     Net increase (decrease) in contract
       owners' equity from operations...      3,428        6,179        230       152     37,397     47,419     17,493     26,552
                                           --------     --------    -------   -------   --------   --------   --------   --------
Equity transactions:
  Contract purchase payments............     19,030       19,664      6,724     3,357    237,078    104,897    106,945     95,891
  Transfers to & from other
     subaccounts........................    (12,355)         (56)    15,332       451    130,423    149,958    (76,701)   156,531
  Transfers to & from fixed dollar
     contract...........................          0            0          0         0     12,368      1,401       (392)       890
  Withdrawals, surrenders & death
     benefit payments...................    (27,468)     (31,905)    (3,247)   (1,125)   (54,350)   (21,427)   (79,434)    (9,541)
  Surrender charges (note 2)............       (106)           0        (25)        0     (1,856)       (27)       (77)         0
                                           --------     --------    -------   -------   --------   --------   --------   --------
     Net equity transactions............    (20,899)     (12,297)    18,784     2,683    323,663    234,802    (49,659)   243,771
                                           --------     --------    -------   -------   --------   --------   --------   --------
       Net change in contract owners'
          equity........................    (17,471)      (6,118)    19,014     2,835    361,060    282,221    (32,166)   270,323
                                           --------     --------    -------   -------   --------   --------   --------   --------
Contract owners' equity:
  Beginning of period...................    107,770      113,888      4,412     1,577    356,473     74,252    307,875     37,552
                                           --------     --------    -------   -------   --------   --------   --------   --------
  End of period.........................   $ 90,299     $107,770    $23,426   $ 4,412   $717,533   $356,473   $275,709   $307,875
                                           ========     ========    =======   =======   ========   ========   ========   ========
Change in units:
  Beginning units.......................     15,497       17,314        365       135     20,713      5,319     18,662      2,557
                                           --------     --------    -------   -------   --------   --------   --------   --------
  Units purchased.......................      2,707        2,988      1,798       325     28,702     16,764      7,087     18,626
  Units redeemed........................     (5,617)      (4,805)      (277)      (95)   (10,493)    (1,370)   (10,573)    (2,521)
                                           --------     --------    -------   -------   --------   --------   --------   --------
  Ending units..........................     12,587       15,497      1,886       365     38,922     20,713     15,176     18,662
                                           ========     ========    =======   =======   ========   ========   ========   ========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
DECEMBER 31, 2005 AND 2004

                                                                                                 OLD MUTUAL
                                                                                                 INSURANCE
                                                       THE PRUDENTIAL SERIES FUND, INC.        SERIES FUND(C)    UBS SERIES TRUST
                                                   ----------------------------------------   ----------------   ----------------
                                                       JENNISON        JENNISON 20/20 FOCUS    TECH. & COMM.     U.S. ALLOCATION
                                                      SUBACCOUNT            SUBACCOUNT           SUBACCOUNT         SUBACCOUNT
                                                   -----------------   --------------------   ----------------   ----------------
                                                    2005      2004       2005        2004      2005      2004      2005     2004
                                                   ------   --------   ---------   --------   -------   ------   --------   -----
Increase (decrease) in contract owners' equity
  from operations:
  Net investment activity........................  $  (40)  $   (198)  $   (287)   $   (96)   $  (144)  $  (47)  $   (14)   $ (2)
  Reinvested capital gains.......................       0          0          0          0          0        0         0       0
  Realized gain (loss)...........................       4      1,314      1,360          3         28      (49)      191       4
  Unrealized gain (loss).........................     563          0      2,313      1,752      1,602      518       175      24
                                                   ------   --------   --------    -------    -------   ------   -------    ----
     Net increase (decrease) in contract owners'
      equity from operations.....................     527      1,116      3,386      1,659      1,486      422       352      26
                                                   ------   --------   --------    -------    -------   ------   -------    ----
Equity transactions:
  Contract purchase payments.....................   1,559     22,882     11,908     11,335      6,873    6,088     4,363     450
  Transfers to & from other subaccounts..........   4,769    (23,968)    17,273      5,020      4,600       64     1,541       0
  Transfers to & from fixed dollar contract......   1,535          0          0          0          0        0         0       0
  Withdrawals, surrenders & death benefit
     payments....................................      18          0    (11,580)         0          0        0    (3,044)    (88)
  Surrender charges (note 2).....................       0          0        (57)         0          0        0      (155)      0
                                                   ------   --------   --------    -------    -------   ------   -------    ----
     Net equity transactions.....................   7,881     (1,086)    17,544     16,355     11,473    6,152     2,705     362
                                                   ------   --------   --------    -------    -------   ------   -------    ----
       Net change in contract owners' equity.....   8,408         30     20,930     18,014     12,959    6,574     3,057     388
                                                   ------   --------   --------    -------    -------   ------   -------    ----
Contract owners' equity:
  Beginning of period............................      53         23     18,071         57      7,054      480       388       0
                                                   ------   --------   --------    -------    -------   ------   -------    ----
  End of period..................................  $8,461   $     53   $ 39,001    $18,071    $20,013   $7,054   $ 3,445    $388
                                                   ======   ========   ========    =======    =======   ======   =======    ====
Change in units:
  Beginning units................................       5          2      1,441          5        618       44        33       0
                                                   ------   --------   --------    -------    -------   ------   -------    ----
  Units purchased................................     649      2,101      2,400      1,436      1,035      631       551      40
  Units redeemed.................................      (7)    (2,098)    (1,242)         0        (35)     (57)     (308)     (7)
                                                   ------   --------   --------    -------    -------   ------   -------    ----
  Ending units...................................     647          5      2,599      1,441      1,618      618       276      33
                                                   ======   ========   ========    =======    =======   ======   =======    ====

---------------

(c) Formerly known as PBHG Insurance Series Fund.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
DECEMBER 31, 2005 AND 2004

                                           SALOMON BROTHERS
                                           VARIABLE SERIES     FRANKLIN TEMPLETON VARIABLE INSURANCE
                                              FUNDS INC.              PRODUCTS TRUST CLASS 2:
                                           ----------------   ---------------------------------------
                                                              TEMPLETON    FRANKLIN FLEX    FRANKLIN
                                                               FOREIGN      CAP GROWTH       INCOME
                                               ALL CAP        SECURITIES    SECURITIES     SECURITIES
                                              SUBACCOUNT      SUBACCOUNT    SUBACCOUNT     SUBACCOUNT       TOTAL SUBACCOUNTS
                                           ----------------   ----------   -------------   ----------   -------------------------
                                               2005(A)         2005(A)        2005(A)       2005(A)        2005          2004
                                           ----------------   ----------   -------------   ----------   -----------   -----------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity................        $  1          $  (217)         $ 0         $  (170)    $  (195,578)  $  (234,517)
  Reinvested capital gains...............           0                0            0               0         220,017        71,106
  Realized gain (loss)...................           0                2            0              (4)        751,704        17,078
  Unrealized gain (loss).................           0            2,749            1             169       1,171,194     3,034,413
                                                 ----          -------          ---         -------     -----------   -----------
     Net increase (decrease) in contract
       owners' equity from operations....           1            2,534            1              (5)      1,947,337     2,888,080
                                                 ----          -------          ---         -------     -----------   -----------
Equity transactions:
  Contract purchase payments.............         123           20,771           44           3,579       7,171,961     8,986,606
  Transfers to & from other
     subaccounts.........................           0           26,921            0          53,012               0             0
  Transfers to & from fixed dollar
     contract............................           0            2,454            0             861        (193,695)       18,861
  Withdrawals, surrenders & death benefit
     payments............................           0                0            0           8,566     (10,051,150)   (5,313,130)
  Surrender charges (note 2).............           0                0            0               0        (110,178)       (3,945)
                                                 ----          -------          ---         -------     -----------   -----------
     Net equity transactions.............         123           50,146           44          66,018      (3,183,062)    3,688,392
                                                 ----          -------          ---         -------     -----------   -----------
       Net change in contract owners'
          equity.........................         124           52,680           45          66,013      (1,235,725)    6,576,472
                                                 ----          -------          ---         -------     -----------   -----------
Contract owners' equity:
  Beginning of period....................           0                0            0               0      31,877,549    25,301,077
                                                 ----          -------          ---         -------     -----------   -----------
  End of period..........................        $124          $52,680          $45         $66,013     $30,641,824   $31,877,549
                                                 ====          =======          ===         =======     ===========   ===========
Change in units:
  Beginning units........................           0                0            0               0       2,261,320     1,950,427
                                                 ----          -------          ---         -------     -----------   -----------
  Units purchased........................          11            4,710            4           6,367         931,646       983,495
  Units redeemed.........................           0                0            0               0      (1,114,704)     (672,602)
                                                 ----          -------          ---         -------     -----------   -----------
  Ending units...........................          11            4,710            4           6,367       2,078,262     2,261,320
                                                 ====          =======          ===         =======     ===========   ===========

---------------

(a) Period from May 2, 2005, date of commencement of operations

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS                                  DECEMBER 31, 2005

(1) BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Ohio National Variable Account D (the Account) is a separate account of Ohio National Life Insurance Company (ONLIC) and all obligations arising under variable annuity contracts are general corporate obligations of ONLIC. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

   Assets of the Account are invested in portfolio shares of Ohio National Fund, Inc., The Dow Target Variable Fund LLC, Janus Adviser Series, Wells Fargo Advantage Variable Trust Funds, Goldman Sachs Variable Insurance Trust, Van Kampen Universal Institutional Funds -- Class I, Lazard Retirement Series, Inc., Fidelity Variable Insurance Products Fund- Service Class 2, MFS Variable Insurance Trust -- Service Class, J.P. Morgan Series Trust II, PIMCO Variable Insurance Trust -- Administrative Shares, Calvert Variable Series, Inc., Dreyfus Variable Investment Fund, Royce Capital Fund, The Prudential Series Fund, Inc., Old Mutual Insurance Series Fund, UBS Series Trust, Salomon Brothers Variable Series Fund Inc., and Franklin Templeton Variable Insurance Products Class 2 (collectively, the "Funds"). All the funds, other than The Dow Target Variable Fund LLC, are diversified open-end management investment companies. The Dow Target Variable Fund LLC is a non-diversified open-end management investment company. The funds' investments are subject to varying degrees of market, interest and financial risks; the issuers' abilities to meet certain obligations may be affected by economic developments in their respective industries.

   The fair value of the underlying mutual funds is based on the closing net asset value of fund shares held at December 31, 2005. Share transactions are recorded on the trade date. Income from dividends and capital gain distributions are recorded on the ex-dividend date. Net realized capital gains and losses are determined on the basis of average cost.

   Ohio National Investments, Inc. ("ONI"), a wholly owned subsidiary of The Ohio National Life Insurance Company (ONLIC), performs investment advisory services on behalf of the Ohio National Fund, Inc. (ON Fund) and The Dow Target Fund LLC (Dow Fund), in which the Account invests. For these services, ONI received fees from the ON Fund of approximately $12.2 and $10.4 million for the years ended December 31, 2005 and 2004, respectively.

   Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of ONLIC. The accompanying financial statements include only the contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed portion of their contracts.

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Some of the underlying mutual funds have been established by investment advisors which manage publicly traded mutual funds, having similar names and investment objectives. While some of the underlying mutual funds may be similar to publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performances of publicly traded mutual funds and any corresponding underlying mutual fund may differ substantially.

(2) RISK & ADMINISTRATIVE EXPENSE AND CONTRACT CHARGES

   Although variable annuity payments differ according to the investment performance of the underlying mutual funds within the Account, they are not affected by mortality or expense experience because ONLIC assumes the expense risk and the mortality risk under the contracts. ONLIC charges the Accounts' assets for assuming those risks, based on the contract value for mortality and expense risk, on an annual basis.

   The mortality risk results from a provision in the contract in which ONLIC agrees to make annuity payments regardless of how long a particular annuitant or other payee lives and how long all annuitants or other payees as a class live if payment options

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

   involving life contingencies are chosen. Those annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued.

   At the end of each valuation period, ONLIC charges on an annual basis for administrative expenses. Examples of these expenses would include accounting, legal, contract owner services, reports to regulatory authorities and contract owners, contract issue, etc. The expense risk assumed by ONLIC is the risk that the deductions for sales and administrative expenses provided for in the variable annuity contracts may prove insufficient to cover the cost at the terms stated in the contracts.

   The following table illustrates product and contract level charges:

   The following charges are basic charges assessed through the daily reduction of unit values:

                                                                RETIREMENT
                                                                 ADVANTAGE
ANNUAL MORTALITY AND EXPENSE RISK FEES......................       1.00%
ANNUAL ADMINISTRATIVE EXPENSES..............................       0.35%
  Total expenses............................................       1.35%

   The following charges are assessed through the redemption of units:

TRANSFER FEE -- per transfer
A transfer fee may be charged for each transfer of a
  participant's account values from one subaccount to
  another. The fee is charged against the subaccount from
  which the transfer is made (this fee is currently being
  waived)...................................................        $5
SALES CHARGE MADE FROM PURCHASE PAYMENTS....................     No charge
SURRENDER CHARGES
A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial
  withdrawal of a participant's account value is made for
  any other reason than to make a
  plan payment to a participant.............................     0% to 7%
STATE PREMIUM TAXES
For states requiring a premium tax, taxes will be deducted
  when annuity payments begin. Otherwise, they will be
  deducted from purchase payments...........................    0% to 4.0%

   Further information regarding fees, terms, and availability is provided in the prospectus for each of the products listed.

(3) FEDERAL INCOME TAXES

   Operations of the Account form a part of, and are taxed with, operations of ONLIC which is taxed as a life insurance company under the Internal Revenue Code. Taxes are the responsibility of the contract owner upon surrender or withdrawal. No Federal income taxes are payable under the present law on dividend income or capital gains distribution from the Fund shares held in the Account or on capital gains realized by the Account on redemption of the Fund shares. Accordingly, ONLIC does not provide for income taxes within the account.

(4) FUND MERGERS & REPLACEMENTS

   Effective April 29, 2003, the Subaccount of the Ohio National Fund, Inc. Equity Income Portfolio was merged into the Subaccount of the Ohio National Fund, Inc. Blue Chip Portfolio.

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

   Effective April 29, 2003, Subaccounts of The Dow Target Variable Fund entered into two Plans of Merger and Reorganization pursuant to which all of the assets and liabilities of the Dow Target 10 and Dow Target 5 second and third monthly portfolios of each calendar quarter were transferred to the first monthly Portfolio of each calendar quarter in exchange for shares of the first month's Portfolio. The Portfolios listed below transferred all of its assets and liabilities to the corresponding Portfolio identified opposite its name in exchange for shares of such Portfolio. The remaining Portfolios were subsequently identified as quarterly portfolios.

ACQUIRED PORTFOLIOS                                           ACQUIRING PORTFOLIOS
Dow Target 10 -- February Portfolio                           Dow Target 10 -- January Portfolio
Dow Target 10 -- March Portfolio

Dow Target 10 -- May Portfolio                                Dow Target 10 -- April Portfolio
Dow Target 10 -- June Portfolio

Dow Target 10 -- August Portfolio                             Dow Target 10 -- July Portfolio
Dow Target 10 -- September Portfolio

Dow Target 10 -- November Portfolio                           Dow Target 10 -- October Portfolio
Dow Target 10 -- December Portfolio

Dow Target 5 -- February Portfolio                            Dow Target 5 -- January Portfolio
Dow Target 5 -- March Portfolio

Dow Target 5 -- May Portfolio                                 Dow Target 5 -- April Portfolio
Dow Target 5 -- June Portfolio

Dow Target 5 -- August Portfolio                              Dow Target 5 -- July Portfolio
Dow Target 5 -- September Portfolio

Dow Target 5 -- November Portfolio                            Dow Target 5 -- October Portfolio
Dow Target 5 -- December Portfolio

   Effective May 2, 2003, the Subaccount of the Ohio National Fund, Inc. Social Awareness Portfolio was terminated and replaced with the Subaccount of the Calvert Variable Series Social Equity Portfolio.

   Effective April 8, 2005, the Strong Variable Insurance Funds, Inc. had a fund reorganization resulting in the newly created Wells Fargo Advantage Variable Trust Funds. Opportunity Fund II was renamed Opportunity Fund, Multi Cap Value Fund II was renamed Multi Cap Value Fund, and Discovery Fund II and Mid Cap Growth Fund II were merged and renamed Discovery Fund with the Discovery Fund II as the successor fund.

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

(5) FINANCIAL HIGHLIGHTS

   The following is a summary of accumulation units, value per unit, and fair value (fair value represents the contracts in accumulation period) as of December 31, and the expense ratios, total returns and investment income ratios for the periods then ended, for the respective subaccounts and products:

                                                                                                          INVESTMENT
                                          ACCUMULATION   VALUE PER       FAIR                   TOTAL       INCOME
                                            UNITS***        UNIT        VALUE      EXPENSES*   RETURN**   RATIO****
                                          ------------   ----------   ----------   ---------   --------   ----------
   OHIO NATIONAL FUND, INC.:
   EQUITY SUBACCOUNT
       2005.............................    137,802      $22.612057   $3,115,978     1.35%       4.70%       0.00%
       2004.............................    163,717      $21.597987   $3,535,959     1.35%      10.93%       0.05%
       2003.............................    149,235      $19.469237   $2,905,483     1.35%      42.43%       0.18%
       2002.............................    123,529      $13.669538   $1,688,591     1.35%     -19.83%       0.37%
       2001.............................    115,133      $17.049647   $1,962,974     1.35%      -9.66%       0.29%
   MONEY MARKET SUBACCOUNT
       2005.............................    131,260      $13.008610   $1,707,508     1.35%       1.57%       2.97%
       2004.............................     97,121      $12.807711   $1,243,896     1.35%      -0.34%       0.99%
       2003.............................    103,074      $12.851243   $1,324,634     1.35%      -0.60%       0.73%
       2002.............................    113,201      $12.929045   $1,463,584     1.35%       0.04%       1.36%
       2001.............................     71,555      $12.924293   $  924,796     1.35%       2.41%       3.87%
   BOND SUBACCOUNT
       2005.............................     28,735      $17.216408   $  494,715     1.35%      -0.92%       3.51%
       2004.............................     38,854      $17.375575   $  675,103     1.35%       4.47%       0.00%
       2003.............................     36,807      $16.631542   $  612,160     1.35%       8.99%       5.64%
       2002.............................     34,951      $15.259783   $  533,348     1.35%       7.21%       6.03%
       2001.............................     22,694      $14.233764   $  323,018     1.35%       6.97%       5.93%
   OMNI SUBACCOUNT
       2005.............................     58,780      $13.804516   $  811,431     1.35%       8.03%       0.96%
       2004.............................    105,359      $12.778232   $1,346,306     1.35%       5.69%       1.40%
       2003.............................    107,499      $12.090792   $1,299,744     1.35%      24.52%       1.79%
       2002.............................    101,108      $ 9.710079   $  981,763     1.35%     -23.80%       1.93%
       2001.............................    102,201      $12.743583   $1,302,410     1.35%     -14.23%       1.89%
   INTERNATIONAL SUBACCOUNT
       2005.............................     96,914      $14.259394   $1,381,932     1.35%       7.94%       0.04%
       2004.............................    117,465      $13.209970   $1,551,706     1.35%      11.47%       0.00%
       2003.............................    119,596      $11.851173   $1,417,353     1.35%      30.83%       0.46%
       2002.............................    106,506      $ 9.058520   $  964,790     1.35%     -21.71%       0.27%
       2001.............................    107,016      $11.569981   $1,238,176     1.35%     -30.51%       0.00%
   CAPITAL APPRECIATION SUBACCOUNT
       2005.............................     51,407      $27.509920   $1,414,214     1.35%       3.87%       0.45%
       2004.............................     77,484      $26.485361   $2,052,197     1.35%      11.00%       0.41%
       2003.............................     69,937      $23.861066   $1,668,763     1.35%      29.78%       0.26%
       2002.............................     62,081      $18.386422   $1,141,443     1.35%     -21.21%       0.20%
       2001.............................     58,461      $23.337404   $1,364,329     1.35%       8.23%       0.51%
   DISCOVERY SUBACCOUNT
       2005.............................     61,317      $24.497255   $1,502,097     1.35%      -1.33%       0.00%
       2004.............................     89,408      $24.826960   $2,219,724     1.35%       9.45%       0.00%
       2003.............................     97,339      $22.683293   $2,207,973     1.35%      35.83%       0.00%
       2002.............................     90,903      $16.699319   $1,518,010     1.35%     -33.63%       0.00%
       2001.............................    103,072      $25.162584   $2,593,565     1.35%     -19.45%       0.00%

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                          INVESTMENT
                                          ACCUMULATION   VALUE PER       FAIR                   TOTAL       INCOME
                                            UNITS***        UNIT        VALUE      EXPENSES*   RETURN**   RATIO****
                                          ------------   ----------   ----------   ---------   --------   ----------
   OHIO NATIONAL FUND, INC.: (CONTINUED)
   INTERNATIONAL SMALL CO. SUBACCOUNT
       2005.............................     30,976      $25.620323   $  793,617     1.35%      27.28%       0.53%
       2004.............................     26,983      $20.128608   $  543,133     1.35%      19.26%       1.11%
       2003.............................     22,582      $16.878187   $  381,141     1.35%      51.87%       0.22%
       2002.............................     18,382      $11.113756   $  204,292     1.35%     -16.14%       0.00%
       2001.............................     17,022      $13.253141   $  225,600     1.35%     -30.22%       0.00%
   AGGRESSIVE GROWTH SUBACCOUNT
       2005.............................     43,367      $ 8.236272   $  357,183     1.35%      11.78%       0.02%
       2004.............................     75,111      $ 7.368530   $  553,458     1.35%       7.50%       0.00%
       2003.............................     74,403      $ 6.854281   $  509,981     1.35%      29.74%       0.00%
       2002.............................     59,086      $ 5.283043   $  312,156     1.35%     -28.88%       0.00%
       2001.............................     51,052      $ 7.428111   $  379,220     1.35%     -32.73%       1.19%
   SMALL CAP GROWTH SUBACCOUNT
       2005.............................     20,035      $11.777572   $  235,959     1.35%       5.07%       0.00%
       2004.............................     32,381      $11.209752   $  362,979     1.35%       9.96%       0.00%
       2003.............................     31,259      $10.194790   $  318,683     1.35%      43.41%       0.00%
       2002.............................     31,437      $ 7.108637   $  223,476     1.35%     -30.07%       0.00%
       2001.............................     31,749      $10.165257   $  322,732     1.35%     -40.31%       0.00%
   MID CAP OPPORTUNITY SUBACCOUNT
       2005.............................     71,529      $22.817404   $1,632,110     1.35%       8.52%       0.00%
       2004.............................    100,292      $21.025847   $2,108,731     1.35%      12.04%       0.00%
       2003.............................     98,271      $18.766091   $1,844,166     1.35%      44.39%       0.04%
       2002.............................     98,055      $12.996454   $1,274,371     1.35%     -26.62%       0.00%
       2001.............................    102,074      $17.711441   $1,807,877     1.35%     -14.00%       1.29%
   S&P 500 INDEX SUBACCOUNT
       2005.............................    175,266      $17.020568   $2,983,122     1.35%       3.08%       0.85%
       2004.............................    236,654      $16.512291   $3,907,707     1.35%       8.83%       1.19%
       2003.............................    224,376      $15.172578   $3,404,368     1.35%      26.14%       1.22%
       2002.............................    202,583      $12.028576   $2,436,783     1.35%     -23.66%       1.13%
       2001.............................    182,773      $15.756783   $2,879,919     1.35%     -14.49%       2.06%
   SOCIAL AWARENESS SUBACCOUNT (NOTE 4)
       2002.............................     16,064      $ 5.308960   $   85,286     1.35%     -29.27%       0.00%
       2001.............................     15,174      $ 7.506050   $  113,898     1.35%     -20.85%       0.00%
   BLUE CHIP SUBACCOUNT
       2005.............................     13,814      $10.827162   $  149,562     1.35%       3.34%       0.80%
       2004.............................     18,235      $10.476751   $  191,040     1.35%       8.14%       1.55%
       2003.............................     13,780      $ 9.688215   $  133,501     1.35%      24.90%       1.49%
       2002.............................      5,280      $ 7.756922   $   40,957     1.35%     -20.50%       1.09%
       2001.............................      1,076      $ 9.757689   $   10,500     1.35%      -5.51%       0.73%
   EQUITY INCOME SUBACCOUNT (NOTE 4)
       2002.............................      2,505      $ 6.397083   $   16,024     1.35%     -21.93%       1.61%
       2001.............................        684      $ 8.194331   $    5,606     1.35%     -13.00%       1.50%
   HIGH INCOME BOND SUBACCOUNT
       2005.............................     30,240      $13.368254   $  404,261     1.35%       1.62%       4.68%
       2004.............................     28,689      $13.154607   $  377,390     1.35%       9.19%       0.42%
       2003.............................     18,410      $12.047143   $  221,790     1.35%      21.15%       8.26%
       2002.............................      7,301      $ 9.943806   $   72,604     1.35%       2.56%      11.28%
       2001.............................      2,250      $ 9.695650   $   21,819     1.35%       2.88%      13.10%

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                          INVESTMENT
                                          ACCUMULATION   VALUE PER       FAIR                   TOTAL       INCOME     INCEPTION
                                            UNITS***        UNIT        VALUE      EXPENSES*   RETURN**   RATIO****      DATE
                                          ------------   ----------   ----------   ---------   --------   ----------   ---------
   OHIO NATIONAL FUND, INC.: (CONTINUED)
   CAPITAL GROWTH SUBACCOUNT
       2005.............................     26,840      $ 8.248380   $  221,391     1.35%       1.25%       0.00%
       2004.............................     34,574      $ 8.146152   $  281,644     1.35%      18.11%       0.00%
       2003.............................     30,908      $ 6.897135   $  213,179     1.35%      38.23%       0.00%
       2002.............................     21,126      $ 4.989444   $  105,408     1.35%     -42.84%       0.00%
       2001.............................     13,710      $ 8.728217   $  119,663     1.35%     -15.75%       0.00%
   NASDAQ-100 INDEX SUBACCOUNT
       2005.............................     57,491      $ 3.929240   $  225,896     1.35%       0.09%       0.00%
       2004.............................     61,454      $ 3.925776   $  241,255     1.35%       8.53%       0.00%
       2003.............................     49,264      $ 3.617177   $  178,195     1.35%      45.89%       0.00%
       2002.............................     31,591      $ 2.479303   $   78,324     1.35%     -38.17%       0.00%
       2001.............................      4,606      $ 4.009851   $   18,470     1.35%     -33.56%       0.00%
   BRISTOL SUBACCOUNT
       2005.............................      1,741      $12.122350   $   21,105     1.35%      10.54%       0.00%
       2004.............................      1,506      $10.966446   $   16,518     1.35%       7.17%       0.00%
       2003.............................        144      $10.232462   $    1,475     1.35%      30.69%       1.17%
   BRYTON GROWTH SUBACCOUNT
       2005.............................      3,733      $ 9.959566   $   37,183     1.35%       2.92%       0.02%
       2004.............................      3,574      $ 9.677044   $   34,584     1.35%       6.07%       0.00%
       2003.............................      1,513      $ 9.123508   $   13,801     1.35%      33.81%       0.00%
       2002.............................         74      $ 6.818402   $      506     1.35%     -31.82%       0.00%       5/1/02
   U.S. EQUITY SUBACCOUNT
       2005.............................          3      $11.491312   $       34     1.35%      14.91%       0.00%       5/2/05
   BALANCED SUBACCOUNT
       2005.............................         23      $10.689691   $      243     1.35%       6.90%       1.03%       5/2/05
   COVERED CALL SUBACCOUNT
       2005.............................      1,172      $10.621566   $   12,451     1.35%       6.22%       0.00%       5/2/05
   DOW TARGET 10 PORTFOLIOS (NOTE 4):
   FIRST QUARTER SUBACCOUNT
       2005.............................        343      $ 9.973849   $    3,418     1.35%      -7.47%       0.00%
       2004.............................        961      $10.779241   $   10,355     1.35%       1.83%       0.00%
       2003.............................        750      $10.585044   $    7,939     1.35%      23.58%       3.20%
       2002.............................         49      $ 8.565381   $      423     1.35%     -11.94%       3.19%
       2001.............................         12      $ 9.726304   $      112     1.35%      -4.81%       1.56%
   SECOND QUARTER SUBACCOUNT
       2005.............................        197      $11.986133   $    2,356     1.35%      -3.91%       0.00%
       2004.............................        972      $12.473413   $   12,126     1.35%       0.57%       0.00%
       2003.............................        903      $12.403069   $   11,205     1.35%      26.66%       3.40%
       2002.............................        107      $ 9.792664   $    1,052     1.35%      -7.86%       3.88%
       2001.............................         73      $10.627503   $      778     1.35%      -3.41%       1.89%
   THIRD QUARTER SUBACCOUNT
       2005.............................        184      $11.689326   $    2,147     1.35%      -6.68%       0.00%
       2004.............................        565      $12.525918   $    7,071     1.35%       1.96%       0.00%
       2003.............................        431      $12.285097   $    5,293     1.35%      22.81%       3.09%
       2002.............................        124      $10.003218   $    1,238     1.35%      -9.74%       3.02%
       2001.............................         40      $11.082486   $      448     1.35%      -4.67%       1.79%

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                          INVESTMENT
                                          ACCUMULATION   VALUE PER       FAIR                   TOTAL       INCOME
                                            UNITS***        UNIT        VALUE      EXPENSES*   RETURN**   RATIO****
                                          ------------   ----------   ----------   ---------   --------   ----------
   DOW TARGET 10 PORTFOLIOS (NOTE 4): (CONTINUED)
   FOURTH QUARTER SUBACCOUNT
       2005.............................        158      $12.072991   $    1,908     1.35%      -5.77%       0.00%
       2004.............................        500      $12.812486   $    6,409     1.35%      -0.21%       0.00%
       2003.............................        369      $12.839764   $    4,736     1.35%      22.17%       2.90%
       2002.............................        104      $10.510065   $    1,090     1.35%      -6.93%       2.57%
       2001.............................         63      $11.293163   $      708     1.35%      -2.90%       1.74%
   FEBRUARY SUBACCOUNT
       2002.............................        307      $ 9.347952   $    2,871     1.35%     -11.38%       4.19%
       2001.............................        254      $10.547811   $    2,676     1.35%      -5.72%       2.06%
   MARCH SUBACCOUNT
       2002.............................         62      $10.109357   $      624     1.35%     -11.87%       4.78%
       2001.............................         24      $11.471108   $      279     1.35%      -6.24%       1.40%
   MAY SUBACCOUNT
       2002.............................         59      $10.167294   $      602     1.35%      -9.16%       3.46%
       2001.............................         32      $11.192028   $      354     1.35%      -2.82%       1.95%
   JUNE SUBACCOUNT
       2002.............................         70      $ 9.527080   $      668     1.35%      -8.84%       3.38%
       2001.............................         41      $10.451075   $      427     1.35%      -2.63%       1.83%
   AUGUST SUBACCOUNT
       2002.............................         94      $ 9.616858   $      905     1.35%      -8.80%       3.14%
       2001.............................         49      $10.545026   $      519     1.35%      -4.35%       2.08%
   SEPTEMBER SUBACCOUNT
       2002.............................         83      $ 9.058614   $      753     1.35%      -9.08%       2.95%
       2001.............................         56      $ 9.963690   $      556     1.35%      -5.31%       1.77%
   NOVEMBER SUBACCOUNT
       2002.............................        124      $ 7.865168   $      972     1.35%     -14.20%       2.74%
       2001.............................         64      $ 9.167088   $      583     1.35%      -2.66%       1.72%
   DECEMBER SUBACCOUNT
       2002.............................         71      $ 8.200448   $      583     1.35%     -14.74%       3.01%
       2001.............................         37      $ 9.617872   $      356     1.35%      -2.21%       1.32%
   DOW TARGET 5 PORTFOLIOS (NOTE 4):
   FIRST QUARTER SUBACCOUNT
       2005.............................         92      $11.422589   $    1,047     1.35%      -3.50%       0.00%
       2004.............................        110      $11.836643   $    1,297     1.35%       9.21%       0.00%
       2003.............................        434      $10.838384   $    4,702     1.35%      17.96%       2.39%
       2002.............................        322      $ 9.188244   $    2,960     1.35%     -13.77%       3.07%
       2001.............................        314      $10.655057   $    3,346     1.35%      -4.59%       1.90%
   SECOND QUARTER SUBACCOUNT
       2005.............................         89      $12.351928   $    1,105     1.35%      -4.38%       0.00%
       2004.............................        103      $12.917878   $    1,325     1.35%       9.48%       0.00%
       2003.............................        123      $11.799065   $    1,446     1.35%      21.61%       2.43%
       2002.............................         33      $ 9.702465   $      317     1.35%     -10.73%       3.12%
       2001.............................         18      $10.869088   $      197     1.35%     -11.83%       1.57%

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                          INVESTMENT
                                          ACCUMULATION   VALUE PER       FAIR                   TOTAL       INCOME
                                            UNITS***        UNIT        VALUE      EXPENSES*   RETURN**   RATIO****
                                          ------------   ----------   ----------   ---------   --------   ----------
   DOW TARGET 5 PORTFOLIOS (NOTE 4): (CONTINUED)
   THIRD QUARTER SUBACCOUNT
       2005.............................        117      $ 9.294294   $    1,091     1.35%     -20.25%       0.00%
       2004.............................        122      $11.654989   $    1,420     1.35%       6.43%       0.00%
       2003.............................        141      $10.951276   $    1,545     1.35%      13.36%       3.02%
       2002.............................         36      $ 9.660918   $      345     1.35%     -11.98%       2.65%
       2001.............................         19      $10.975399   $      210     1.35%      -6.56%       1.52%
   FOURTH QUARTER SUBACCOUNT
       2005.............................         90      $12.585200   $    1,134     1.35%     -13.66%       0.00%
       2004.............................         99      $14.576759   $    1,437     1.35%       5.13%       0.00%
       2003.............................         94      $13.864873   $    1,308     1.35%      17.95%       2.63%
       2002.............................         31      $11.754453   $      368     1.35%      -7.15%       2.59%
       2001.............................         19      $12.659273   $      247     1.35%       1.82%       2.19%
   FEBRUARY SUBACCOUNT
       2002.............................         28      $10.689089   $      301     1.35%      -8.72%       3.12%
       2001.............................          7      $11.709600   $       88     1.35%      -2.77%       2.45%
   MARCH SUBACCOUNT
       2002.............................         17      $11.424038   $      193     1.35%     -10.13%       3.83%
       2001.............................          7      $12.712174   $       92     1.35%      -5.87%       0.97%
   MAY SUBACCOUNT
       2002.............................         23      $ 9.683400   $      221     1.35%     -15.36%       3.31%
       2001.............................         14      $11.441315   $      158     1.35%     -10.47%       2.33%
   JUNE SUBACCOUNT
       2002.............................         30      $ 9.169283   $      271     1.35%     -12.86%       3.27%
       2001.............................         20      $10.522635   $      214     1.35%      -9.63%       1.14%
   AUGUST SUBACCOUNT
       2002.............................         30      $11.548297   $      342     1.35%      -2.45%       2.21%
       2001.............................         18      $11.837787   $      209     1.35%       0.53%       2.56%
   SEPTEMBER SUBACCOUNT
       2002.............................         29      $ 9.970517   $      288     1.35%     -14.98%       2.74%
       2001.............................         18      $11.727811   $      206     1.35%       0.99%       1.30%
   NOVEMBER SUBACCOUNT
       2002.............................         35      $ 7.174692   $      254     1.35%     -16.50%       2.75%
       2001.............................         21      $ 8.592807   $      182     1.35%       0.90%       1.16%
   DECEMBER SUBACCOUNT
       2002.............................         18      $ 8.850626   $      156     1.35%     -18.64%       3.08%
       2001.............................          9      $10.878367   $      103     1.35%       2.95%       2.32%
   JANUS ADVISER SERIES:
   LARGE CAP GROWTH SUBACCOUNT
       2005.............................     85,625      $ 7.448164   $  637,747     1.35%       2.58%       0.00%
       2004.............................     97,500      $ 7.260655   $  707,915     1.35%       3.10%       0.00%
       2003.............................     96,641      $ 7.042398   $  680,583     1.35%      28.45%       0.00%
       2002.............................     69,415      $ 5.482775   $  380,584     1.35%     -27.47%       0.00%
       2001.............................     41,550      $ 7.559084   $  314,078     1.35%     -24.26%       0.00%

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                          INVESTMENT
                                          ACCUMULATION   VALUE PER       FAIR                   TOTAL       INCOME     INCEPTION
                                            UNITS***        UNIT        VALUE      EXPENSES*   RETURN**   RATIO****      DATE
                                          ------------   ----------   ----------   ---------   --------   ----------   ---------
   JANUS ADVISER SERIES: (CONTINUED)
   WORLDWIDE SUBACCOUNT
       2005.............................     65,860      $ 8.290950   $  546,043     1.35%       4.66%       0.78%
       2004.............................     80,973      $ 7.921814   $  641,452     1.35%       3.33%       0.39%
       2003.............................     82,882      $ 7.666199   $  635,387     1.35%      21.20%       0.72%
       2002.............................     61,168      $ 6.325364   $  386,909     1.35%     -26.99%       0.36%
       2001.............................     52,002      $ 8.663493   $  450,518     1.35%     -22.13%       0.14%
   BALANCED SUBACCOUNT
       2005.............................     96,811      $11.759885   $1,138,482     1.35%       6.24%       1.50%
       2004.............................    115,525      $11.069611   $1,278,817     1.35%       6.97%       1.68%
       2003.............................    105,520      $10.348523   $1,091,975     1.35%      12.49%       1.56%
       2002.............................     73,680      $ 9.199713   $  677,838     1.35%      -7.81%       1.96%
       2001.............................     44,094      $ 9.979518   $  440,036     1.35%      -6.12%       2.19%
   INTERNATIONAL GROWTH SUBACCOUNT
       2005.............................     16,039      $17.408378   $  279,216     1.35%      29.98%       1.08%
       2004.............................      3,241      $13.393020   $   43,413     1.35%      18.25%       1.65%
       2003.............................         89      $11.325895   $    1,011     1.35%      13.26%      11.62%      10/1/03
   WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS (NOTE
     4):
   OPPORTUNITY SUBACCOUNT
       2005.............................     22,078      $13.508639   $  298,240     1.35%       6.45%       0.00%
       2004.............................     21,788      $12.689902   $  276,482     1.35%      16.64%       0.00%
       2003.............................     25,178      $10.879374   $  273,918     1.35%      35.18%       0.08%
       2002.............................     19,817      $ 8.047865   $  159,485     1.35%     -27.80%       0.88%
       2001.............................      5,945      $11.145870   $   66,267     1.35%      -4.99%       0.41%
   MULTI CAP VALUE SUBACCOUNT
       2004.............................        410      $13.401021   $    5,496     1.35%      15.21%       0.00%
       2003.............................        342      $11.632173   $    3,974     1.35%      36.55%       0.13%
       2002.............................        232      $ 8.518375   $    1,973     1.35%     -24.18%       0.63%
       2001.............................         18      $11.235708   $      200     1.35%       2.73%       0.00%
   DISCOVERY SUBACCOUNT
       2005.............................     26,623      $ 7.687928   $  204,672     1.35%      14.71%       0.00%       4/8/05
   STRONG VARIABLE INSURANCE FUNDS, INC. (NOTE 4):
   MID CAP GROWTH II SUBACCOUNT
       2004.............................     37,974      $ 7.108847   $  269,951     1.35%      17.56%       0.00%
       2003.............................     30,930      $ 6.046759   $  187,027     1.35%      32.43%       0.00%
       2002.............................     19,814      $ 4.566078   $   90,472     1.35%     -38.38%       0.00%
       2001.............................     15,952      $ 7.410085   $  118,208     1.35%     -31.70%       0.00%
   GOLDMAN SACHS VARIABLE INSURANCE TRUST:
   GROWTH & INCOME SUBACCOUNT
       2005.............................     23,529      $11.394024   $  268,088     1.35%       2.55%       1.86%
       2004.............................     17,151      $11.110873   $  190,566     1.35%      17.21%       1.76%
       2003.............................     13,914      $ 9.479323   $  131,895     1.35%      22.70%       1.52%
       2002.............................      9,051      $ 7.725302   $   69,922     1.35%     -12.52%       3.22%
       2001.............................      2,196      $ 8.831003   $   19,397     1.35%     -10.55%       0.65%

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                          INVESTMENT
                                          ACCUMULATION   VALUE PER       FAIR                   TOTAL       INCOME     INCEPTION
                                            UNITS***        UNIT        VALUE      EXPENSES*   RETURN**   RATIO****      DATE
                                          ------------   ----------   ----------   ---------   --------   ----------   ---------
   GOLDMAN SACHS VARIABLE INSURANCE TRUST: (CONTINUED)
   CORE U.S. EQUITY SUBACCOUNT
       2005.............................     13,350      $ 9.928137   $  132,538     1.35%       5.10%       0.84%
       2004.............................      9,874      $ 9.446706   $   93,279     1.35%      13.41%       1.36%
       2003.............................      6,734      $ 8.329966   $   56,090     1.35%      27.75%       0.98%
       2002.............................      3,664      $ 6.520423   $   23,888     1.35%     -22.94%       0.88%
       2001.............................      1,864      $ 8.461111   $   15,776     1.35%     -13.12%       0.50%
   CAPITAL GROWTH SUBACCOUNT
       2005.............................     10,717      $ 8.532568   $   91,442     1.35%       1.57%       0.12%
       2004.............................     21,515      $ 8.400330   $  180,731     1.35%       7.63%       0.79%
       2003.............................     21,564      $ 7.804780   $  168,301     1.35%      22.09%       0.38%
       2002.............................     11,143      $ 6.392633   $   71,232     1.35%     -25.34%       0.36%
       2001.............................      3,185      $ 8.562417   $   27,268     1.35%     -15.61%       0.21%
   VAN KAMPEN UNIVERSAL INSTITUTIONAL FUNDS -- CLASS I:
   U.S. REAL ESTATE SUBACCOUNT
       2005.............................     18,414      $28.942607   $  532,936     1.35%      15.50%       1.15%
       2004.............................     11,818      $25.059133   $  296,151     1.35%      34.57%       1.85%
       2003.............................      2,019      $18.621058   $   37,591     1.35%      35.68%       0.00%
       2002.............................      1,125      $13.724066   $   15,446     1.35%      -2.11%       4.55%
       2001.............................        838      $14.019726   $   11,752     1.35%       8.37%       7.14%
   CORE PLUS FIXED INCOME SUBACCOUNT
       2005.............................      3,455      $10.654934   $   36,811     1.35%       2.83%       3.45%
       2004.............................        222      $10.361744   $    2,300     1.35%       2.97%       3.72%
       2003.............................        113      $10.062541   $    1,137     1.35%       0.63%       0.00%      10/1/03
   LAZARD RETIREMENT SERIES, INC.:
   EMERGING MARKETS SUBACCOUNT
       2005.............................     37,299      $21.819812   $  813,865     1.35%      38.91%       0.33%
       2004.............................     21,433      $15.708095   $  336,664     1.35%      28.84%       0.67%
       2003.............................     15,617      $12.191521   $  190,391     1.35%      50.90%       0.06%
       2002.............................      7,972      $ 8.078966   $   64,403     1.35%      -2.81%       1.34%
       2001.............................        711      $ 8.312779   $    5,914     1.35%      -6.35%       0.59%
   SMALL CAP SUBACCOUNT
       2005.............................     37,087      $18.837101   $  698,618     1.35%       2.61%       0.00%
       2004.............................     36,028      $18.357319   $  661,376     1.35%      13.35%       0.00%
       2003.............................     30,489      $16.194743   $  493,763     1.35%      35.40%       0.00%
       2002.............................     22,276      $11.961101   $  266,449     1.35%     -18.77%       0.00%
       2001.............................      8,224      $14.725694   $  121,099     1.35%      17.04%       0.11%
   EQUITY SUBACCOUNT
       2005.............................         53      $10.591416   $      561     1.35%       5.91%       0.30%       5/2/05
   INTERNATIONAL EQUITY SUBACCOUNT
       2005.............................      1,105      $11.428665   $   12,632     1.35%      14.29%       0.03%       5/2/05
   FIDELITY VARIABLE INSURANCE PRODUCTS
     FUND -- SERVICE CLASS 2:
   VIP MID-CAP SUBACCOUNT
       2005.............................     83,058      $18.408868   $1,528,998     1.35%      16.45%       0.00%
       2004.............................     79,390      $15.808563   $1,255,048     1.35%      22.99%       0.00%
       2003.............................     50,283      $12.853329   $  646,303     1.35%      36.41%       0.18%
       2002.............................     24,125      $ 9.422471   $  227,316     1.35%     -11.22%       0.33%
       2001.............................      4,838      $10.613775   $   51,350     1.35%      -4.81%       0.00%

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                          INVESTMENT
                                          ACCUMULATION   VALUE PER       FAIR                   TOTAL       INCOME     INCEPTION
                                            UNITS***        UNIT        VALUE      EXPENSES*   RETURN**   RATIO****      DATE
                                          ------------   ----------   ----------   ---------   --------   ----------   ---------
   FIDELITY VARIABLE INSURANCE PRODUCTS
     FUND -- SERVICE CLASS 2 (CONTINUED)
   VIP CONTRAFUND SUBACCOUNT
       2005.............................    112,101      $11.757816   $1,318,058     1.35%      15.10%       0.10%
       2004.............................     71,449      $10.215506   $  729,884     1.35%      13.62%       0.15%
       2003.............................     38,442      $ 8.990841   $  345,623     1.35%      26.49%       0.19%
       2002.............................     16,282      $ 7.107965   $  115,735     1.35%     -10.81%       0.14%
       2001.............................      1,061      $ 7.969397   $    8,454     1.35%     -13.64%       0.45%
   VIP GROWTH SUBACCOUNT
       2005.............................     66,515      $ 6.528123   $  434,217     1.35%       4.10%       0.26%
       2004.............................     67,649      $ 6.270947   $  424,222     1.35%       1.74%       0.12%
       2003.............................     54,031      $ 6.163398   $  333,017     1.35%      30.78%       0.08%
       2002.............................     27,296      $ 4.712906   $  128,641     1.35%     -31.23%       0.06%
       2001.............................      4,076      $ 6.852748   $   27,933     1.35%     -18.97%       0.04%
   VIP EQUITY-INCOME SUBACCOUNT
       2005.............................     18,041      $12.742826   $  229,889     1.35%       4.17%       1.32%
       2004.............................     13,999      $12.232939   $  171,251     1.35%       9.75%       0.94%
       2003.............................      3,188      $11.146397   $   35,530     1.35%      11.46%       0.00%      10/1/03
   MFS VARIABLE INSURANCE TRUST -- SERVICE CLASS:
   NEW DISCOVERY SUBACCOUNT
       2005.............................      6,632      $11.110902   $   73,693     1.35%       3.64%       0.00%
       2004.............................      8,114      $10.721077   $   86,993     1.35%       4.79%       0.00%
       2003.............................      3,542      $10.230959   $   36,239     1.35%      31.66%       0.00%
       2002.............................        917      $ 7.771036   $    7,124     1.35%     -32.71%       0.00%
   INVESTORS GROWTH STOCK SUBACCOUNT
       2005.............................     20,164      $10.217477   $  206,022     1.35%       2.84%       0.14%
       2004.............................     20,339      $ 9.935102   $  202,065     1.35%       7.53%       0.00%
       2003.............................      9,461      $ 9.239429   $   87,418     1.35%      20.97%       0.00%
       2002.............................        628      $ 7.637636   $    4,797     1.35%     -28.68%       0.00%
   MID CAP GROWTH SUBACCOUNT
       2005.............................     10,191      $ 9.562964   $   97,455     1.35%       1.49%       0.00%
       2004.............................     10,292      $ 9.422469   $   96,972     1.35%      12.85%       0.00%
       2003.............................      6,156      $ 8.349469   $   51,399     1.35%      34.79%       0.00%
       2002.............................      1,124      $ 6.194421   $    6,962     1.35%     -44.19%       0.00%
   TOTAL RETURN SUBACCOUNT
       2005.............................     65,628      $12.155790   $  797,757     1.35%       1.23%       1.86%
       2004.............................     57,107      $12.007500   $  685,711     1.35%       9.54%       1.47%
       2003.............................     29,795      $10.961278   $  326,587     1.35%      14.46%       1.23%
       2002.............................      8,704      $ 9.576492   $   83,351     1.35%      -6.61%       0.54%
       2001.............................        158      $10.254547   $    1,621     1.35%       2.55%       0.00%      11/1/01
   J.P. MORGAN SERIES TRUST II:
   SMALL COMPANY SUBACCOUNT
       2005.............................     13,089      $14.844595   $  194,307     1.35%       2.04%       0.00%
       2004.............................      9,281      $14.547478   $  135,019     1.35%      25.47%       0.00%
       2003.............................      2,063      $11.594205   $   23,919     1.35%      34.17%       0.00%
       2002.............................      2,034      $ 8.641547   $   17,573     1.35%     -22.70%       0.02%

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                          INVESTMENT
                                          ACCUMULATION   VALUE PER       FAIR                   TOTAL       INCOME     INCEPTION
                                            UNITS***        UNIT        VALUE      EXPENSES*   RETURN**   RATIO****      DATE
                                          ------------   ----------   ----------   ---------   --------   ----------   ---------
   J.P. MORGAN SERIES TRUST II: (CONTINUED)
   MID CAP VALUE SUBACCOUNT
       2005.............................     19,495      $17.941830   $  349,769     1.35%       7.76%       0.17%
       2004.............................     16,390      $16.649549   $  272,893     1.35%      19.44%       0.30%
       2003.............................     14,655      $13.939328   $  204,279     1.35%      27.90%       0.31%
       2002.............................      6,324      $10.898536   $   68,921     1.35%      -0.53%       0.01%
   PIMCO VARIABLE INSURANCE TRUST --
     ADMINISTRATIVE SHARES:
   REAL RETURN SUBACCOUNT
       2005.............................     47,758      $12.062047   $  576,059     1.35%       0.74%       2.86%
       2004.............................     32,593      $11.973265   $  390,244     1.35%       7.46%       1.08%
       2003.............................     11,067      $11.141628   $  123,300     1.35%       7.40%       2.06%
   TOTAL RETURN SUBACCOUNT
       2005.............................     18,774      $11.138820   $  209,125     1.35%       1.09%       3.52%
       2004.............................     13,908      $11.018470   $  153,245     1.35%       3.49%       1.90%
       2003.............................      7,426      $10.646846   $   79,069     1.35%       3.65%       2.66%
   GLOBAL BOND SUBACCOUNT
       2005.............................     10,253      $11.863540   $  121,637     1.35%      -7.86%       2.50%
       2004.............................     15,730      $12.876036   $  202,543     1.35%       9.13%       1.86%
       2003.............................     11,268      $11.799242   $  132,958     1.35%      12.91%       2.14%
   CALVERT VARIABLE SERIES, INC. :
   SOCIAL EQUITY SUBACCOUNT (NOTE 4)
       2005.............................     12,587      $ 7.173738   $   90,299     1.35%       3.16%       0.00%
       2004.............................     15,497      $ 6.954328   $  107,770     1.35%       5.73%       0.08%
       2003.............................     17,314      $ 6.577645   $  113,888     1.35%      16.76%       0.02%       5/2/03
   DREYFUS VARIABLE INVESTMENT FUND:
   APPRECIATION SUBACCOUNT
       2005.............................      1,886      $12.423218   $   23,426     1.35%       2.73%       0.00%
       2004.............................        365      $12.092543   $    4,412     1.35%       3.40%       1.77%
       2003.............................        135      $11.695305   $    1,577     1.35%      16.95%       3.98%       5/1/03
   ROYCE CAPITAL FUND:
   SMALL-CAP SUBACCOUNT
       2005.............................     38,922      $18.435252   $  717,533     1.35%       7.12%       0.01%
       2004.............................     20,713      $17.210209   $  356,473     1.35%      23.28%       0.00%
       2003.............................      5,319      $13.959822   $   74,252     1.35%      39.60%       0.00%       5/1/03
   MICRO-CAP SUBACCOUNT
       2005.............................     15,176      $18.167951   $  275,709     1.35%      10.13%       0.52%
       2004.............................     18,662      $16.497173   $  307,875     1.35%      12.33%       0.00%
       2003.............................      2,557      $14.686946   $   37,552     1.35%      46.87%       0.00%       5/1/03
   THE PRUDENTIAL SERIES FUND, INC.:
   JENNISON SUBACCOUNT
       2005.............................        647      $13.076686   $    8,461     1.35%      12.51%       0.00%
       2004.............................          5      $11.622710   $       53     1.35%       7.76%       0.00%
       2003.............................          2      $10.785777   $       23     1.35%       7.86%       0.00%      10/1/03
   JENNISON 20/20 FOCUS SUBACCOUNT
       2005.............................      2,599      $15.004910   $   39,001     1.35%      19.65%       0.00%
       2004.............................      1,441      $12.540687   $   18,071     1.35%      13.84%       0.00%
       2003.............................          5      $11.016365   $       57     1.35%      10.16%       0.00%      10/1/03

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                          INVESTMENT
                                          ACCUMULATION   VALUE PER       FAIR                   TOTAL       INCOME     INCEPTION
                                            UNITS***        UNIT        VALUE      EXPENSES*   RETURN**   RATIO****      DATE
                                          ------------   ----------   ----------   ---------   --------   ----------   ---------
   OLD MUTUAL INSURANCE SERIES FUND:
   TECHNOLOGY & COMMUNICATIONS SUBACCOUNT
       2005.............................      1,618      $12.371361   $   20,013     1.35%       8.45%       0.00%
       2004.............................        618      $11.406981   $    7,054     1.35%       5.00%       0.00%
       2003.............................         44      $10.863707   $      480     1.35%       8.64%       0.00%      10/1/03
   UBS SERIES TRUST:
   U.S. ALLOCATION SUBACCOUNT
       2005.............................        276      $12.484202   $    3,445     1.35%       5.18%       1.02%       5/2/05
       2004.............................         33      $11.868970   $      388     1.35%       8.90%       0.16%       5/2/05
   SALOMON BROTHERS VARIABLE SERIES :
   SALOMON ALL CAP SUBACCOUNT
       2005.............................         11      $10.936375   $      124     1.35%       9.36%       6.61%       5/2/05
   FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
     TRUST CLASS 2:
   TEMPLETON FOREIGN SECURITIES SUBACCOUNT
       2005.............................      4,710      $11.184401   $   52,680     1.35%      11.84%       0.00%       5/2/05
   FRANKLIN FLEX CAP GROWTH SECURITIES SUBACCOUNT
       2005.............................          4      $11.140421   $       45     1.35%      11.40%       0.55%       5/2/05
   FRANKLIN INCOME SECURITIES SUBACCOUNT
       2005.............................      6,367      $10.368262   $   66,013     1.35%       3.68%       0.00%       5/2/05

---------------

      * This represents the annualized contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual fund portfolios and charges made directly to contract owner accounts through the redemption of units.

     ** This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investments with a date notation indicate the inception date of that investment in the Subaccount. The total return is calculated for the twelve month period indicated or from inception date through the end of the period.

    *** Accumulation units are rounded to the nearest whole number.

   **** The Investment Income Ratio represents the dividends for the periods indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets (by product). This ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions to contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests. The investment income ratios for funds that were eligible for investment during only a portion of the year are annualized.

OHIO NATIONAL VARIABLE ACCOUNT D

 REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors of The Ohio National Life Insurance Company and Contract Owners of Ohio National Variable Account D:

We have audited the accompanying statements of assets and contract owners' equity of Ohio National Variable Account D (comprised of the sub-accounts listed in note 2) (collectively, "the Account") as of December 31, 2005, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures include confirmation of securities owned as of December 31, 2005, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2005, and the results of its operations, changes in contract owners' equity, and the financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

KPMG LLP
Columbus, OH
February 20, 2006

                        OHIO NATIONAL VARIABLE ACCOUNTS

                                    FORM N-4


                                     PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

The following financial statements of the Registrant are incorporated by reference into Part B of this Registration Statement:


      Report of Independent Registered Public Accounting Firm KPMG LLP dated February 20, 2006



      Statements of Assets and Contract Owners' Equity, December 31, 2005



      Statements of Operations for the Periods Ended December 31, 2005



      Statements of Changes in Contract Owners' Equity for the Periods Ended December 31, 2005 and 2004



      Notes to Financial Statements, December 31, 2005


The following consolidated financial statements of The Depositor and its subsidiaries are also included by reference in Part B of this Registration
Statement:


      Report of Independent Registered Public Accounting Firm KPMG LLP dated April 24, 2006



      Consolidated Balance Sheets, December 31, 2005 and 2004



      Consolidated Statements of Income for the Years Ended December 31, 2005, 2004 and 2003



      Consolidated Statements of Changes in Stockholder's Equity for the Years Ended December 31, 2005, 2004 and 2003



      Consolidated Statements of Cash Flows for the Years Ended December 31, 2005, 2004 and 2003



      Notes to Consolidated Financial Statements, December 31, 2005, 2004
      and 2003




The following financial information is included in Part A of this Registration
Statement:

      Accumulation Unit Values

Consents of the Following Persons:

      KPMG LLP

Exhibits:


All relevant exhibits which have previously been filed with the Commission and are incorporated herein by reference are as follows:


      (1) Resolution of Board of Directors of the Depositor authorizing establishment of the Registrant was filed as Exhibit A(1) of the registration statement of Ohio National Variable Account A ("VAA") on Form S-6 on August 3, 1982 (File no. 2-78652).

      (3)(a) Principal Underwriting Agreement for Variable Annuities between the Depositor and Ohio National Equities, Inc. was filed as Exhibit
             (3)(a) of Form N-4, Post-effective Amendment no. 21 of Ohio National Variable A (File no. 2-91213) on April 25, 1997.

      (3)(b) Registered Representative's Sales Contract with Variable Annuity Supplement was filed as Exhibit (3)(b) of VAA's Form N-4, Post-effective Amendment no. 9 on February 27, 1991 (File no. 2-91213).

      (3)(c) Variable Annuity Sales Commission Schedule was filed as Exhibit A(3)(c) of VAA's registration statement on Form S-6 on May 18, 1984 (File no. 2-91213).


      (3)(d) Fund Participation Agreement between Depositor and Prudential Funds was filed as Exhibit (3)(g) of Post-Effective Amendment No. 51 of Ohio National Variable Account A registration statement on Form N-4 on April 26, 2006 (File No. 333-43515).

      (3)(e) Participation Agreement between The Ohio National Life Insurance Company, Ohio National Equities, Inc., Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. was filed as Exhibit 99(h)(4) of Post-Effective Amendment No. 3 of Depositor's registration statement on Form N-6 on April 26, 2006 (File No. 333-109900)

      (3)(f) Amendment to Participation Agreement between The Ohio National Life Insurance Company, Ohio National Equities, Inc., Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. was filed as Exhibit 99(h)(5) of Post-Effective Amendment No. 3 of Depositor's registration statement on Form N-6 on April 26, 2006 (File No. 333-109900)

      (3)(g) First Amendment to the Participation Agreement by and between Salomon Brothers Variable Series Funds Inc, The Ohio National Life Insurance Company and Ohio National Life Assurance Corporation was filed as Exhibit 99(h)(6) of Post-Effective Amendment No. 3 of Depositor's registration statement on Form N-6 on April
             26, 2006 (File No. 333-109900)


      (4) Group Annuity, Form GA-93-VF-1, was filed as Exhibit (4) of the Registrant's registration statement on Form N-4 on July 20, 1994.

      (4)(a) Group Annuity Certificate, Form GA-93-VF-1C, was filed as Exhibit
             (4)(a) of the Registrant's registration statement on July 20, 1994.

      (5) Group Annuity Application, Form 3762-R, was filed as Exhibit (5) of the Registrant's registration statement on July 20, 1994.

      (6)(a) Articles of Incorporation of the Depositor were filed as Exhibit A(6)(a) of Ohio National Variable Interest Account registration statement on Form N-8B-2 on July 11, 1980 (File no. 811- 3060).

      (6)(b) Code of Regulations (by-laws) of the Depositor were filed as Exhibit A(6)(b) of Ohio National Variable Interest Account registration statement on Form N-8B-2 on July 11, 1980 (File no. 811- 3060).

      (8) Powers of Attorney by certain Directors of the Depositor were filed as Exhibit (8) of Post-effective Amendment no. 22 of Ohio
             National Variable Account A registration statement on Form N-4 on March 2, 1998 (File no. 2-91213) and Exhibit (8)(a) of Post-effective Amendment no. 2 of Ohio National Variable Account A registration statement on Form N-4 on March 2, 1999 (File no. 333-43511).


The following exhibit is filed herewith:

      (9)    Opinion of Counsel

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR


Name and Principal                 Positions and Offices
Business Address                   with Depositor
----------------                   --------------

Trudy K. Backus*                   Vice President, Individual Insurance Services

Thomas A. Barefield*               Senior Vice President, Institutional Sales

Lee E. Bartels*                    Vice President, Underwriting

Howard C. Becker*                  Senior Vice President, Administration

G. Timothy Biggs*                  Vice President, Mortgages & Real Estate

Jeffrey A. Bley, Jr.*              Vice President - ONESCO Compliance

Richard J. Bodner*                 Vice President, Corporate Services

Robert A. Bowen*                   Senior Vice President, Information Systems

Jack E. Brown                      Director
50 E. Rivercenter Blvd.
Covington, Kentucky 41011

William R. Burleigh                Director
One West Fourth Street
Suite 1100
Cincinnati, Ohio 45202

Victoria B. Buyniski Gluckman      Director
2343 Auburn Avenue
Cincinnati, Ohio 45219

Philip C. Byrde*                   Vice President, Fixed Income

Timothy C. Cardinal*               Vice President & Actuary Financial Reporting

Christopher A. Carlson*            Senior Vice President, Chief Investment Officer

George E. Castrucci                Director
8355 Old Stable Road
Cincinnati, Ohio 45243

Raymond R. Clark                   Director
201 East Fourth Street
Cincinnati, Ohio 45202

Thomas G. Cody                     Director
7 West 7th Street
Cincinnati, OH 45202

Robert W. Conway*                  Vice President, PGA Marketing Eastern Division

Cletus Davis*                      Tax Officer

Ronald J. Dolan*                   Director and Executive Vice President and
                                   Chief Financial Officer

Anthony G. Esposito*               Vice President, Corporate Services
                                   & Insurance Administration

Joseph M. Fischer*                 Assistant Secretary

Robert K. Gongwer*                 Tax Officer

Diane S. Hagenbuch*                Senior Vice President, Corporate Relations &
                                   Communications

Michael F. Haverkamp*              Senior Vice President and General Counsel

John W. Hayden                     Director
7000 Midland Boulevard
Batavia, Ohio 45103

Jed R. Martin*                     Vice President - Private Placements

Therese S. McDonough*              Second Vice President, Counsel and Corporate Secretary

Name and Principal                Positions and Offices
Business Address                  with Depositor
----------------                  --------------

William J. McFadden*              Vice President, PGA Marketing Western
                                  Division

James I. Miller, II*              Senior Vice President Life Product Management

David B. O'Maley*                 Director, Chairman, President and Chief
                                  Executive Officer

Stephen R. Murphy*                Vice President Annuity Product Management

Jeffrey K. Oehler*                Vice President - Information Systems

James F. Orr                      Director
201 East Fourth Street
Cincinnati, Ohio 45202

John J. Palmer*                   Director and Vice Chairman

George B. Pearson, Jr.*           Senior Vice President, PGA Marketing

John R. Phillips                  Director
200 E. Randolph Drive, 43rd Floor
Chicago, IL 60601

William C. Price*                 Vice President and Assistant General Counsel

Arthur J. Roberts*                Vice President, Controller & Treasurer

Joseph R. Sander*                 Assistant Treasurer

D. Gates Smith*                   Director and Executive Vice President,
                                  Agency & Group

James C. Smith*                   Senior Vice President, Internal Audit &
                                  Compliance

Laurens N. Sullivan*              Vice President & National Accounts Manager
                                  Institutional Sales

Edith F. Thompson*                Vice President, Individual Annuity Operations

Barbara A. Turner*                Senior Vice President, ONESCO

Paul J. Twilling*                 Vice President, Information Systems


Dr. David S. Williams*            Vice President and Medical Director



*The principal business address for these individuals is One Financial Way, Montgomery, Ohio 45242.

*The principal business address for these individuals is One Financial Way, Montgomery, Ohio 45242.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Registrant is a separate account of the Depositor. The Depositor is a wholly-owned subsidiary of Ohio National Financial Services, Inc., an Ohio intermediate holding company which is owned by Ohio National Mutual Holdings, Inc., an Ohio mutual holding company owned by the life insurance and annuity policyholders of the Depositor.

Ohio National Financial Services, Inc. owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:


Name (and Business)                                     Jurisdiction                % Owned
The Ohio National Life Insurance Company                     Ohio                     100%

OnFlight, Inc.                                               Ohio                     100%
(aviation)

ON Global Holdings, Inc.                                     Delaware                 100%
(holding company, foreign insurance)

Fiduciary Capital Management, Inc.                           Connecticut               51%
(investment adviser)


Suffolk Capital Management LLC                               Delaware                  81%
(investment adviser)

The Ohio National Life Insurance Company owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Ohio National Life Assurance Corporation                     Ohio                     100%

Ohio National Equities, Inc.                                 Ohio                     100%
(securities broker dealer)

Ohio National Investments, Inc.                              Ohio                     100%
(investment adviser)

The O.N. Equity Sales Company                                Ohio                     100%
(securities broker dealer)

Enterprise Park, Inc.                                        Georgia                  100%
(real estate holding company)

Ohio National Fund, Inc.                                     Maryland      (more than) 90%
(registered investment company

Dow Target Variable Fund LLC                                 Ohio                     100%
(registered investment company)

SMON Holdings, Inc.                                          Delaware                  50%
(insurance holding company)


The O.N. Equity Sales Company owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

O.N. Investment Management Company                           Ohio                     100%
(investment adviser)

Ohio National Insurance Agency of Alabama, Inc.              Alabama                  100%

Ohio National Insurance Agency, Inc.                         Ohio                     100%




ON Global Holdings, Inc. owns 100% of the voting securities of Ohio National Sudamerica S.A., an insurance holding company organized under the laws of Chile.

Ohio National Sudamerica S.A. owns 100% of the voting securities of Ohio National Seguros de Vida S.A., a life insurance company organized under the laws of Chile.

SMON Holdings, Inc. owns 100% of the voting securities of National Security Life and Annuity Company, a life insurance company organized under the laws of New York.

ITEM 27. NUMBER OF CONTRACTOWNERS


As of March 7, 2006, the Registrant's contracts were owned by 183 owners.




ITEM 28. INDEMNIFICATION

The sixth article of the Depositor's Articles of Incorporation, as amended, provides as follows:

      Each former, present and future Director, Officer or Employee of the Corporation (and his heirs, executors or administrators), or any such person (and his heirs, executors or administrators) who serves at the Corporation's request as a director, officer, partner, member or employee of another corporation, partnership or business organization or association of any type whatsoever shall be indemnified by the Corporation against reasonable expenses, including attorneys' fees, judgments, fine and amounts paid in settlement actually and reasonably incurred by him in connection with the defense of any contemplated, pending or threatened action, suit or proceeding, civil, criminal, administrative or investigative, other than an action by or in the right of the corporation, to which he is or may be made a party by reason of being or having been such Director, Officer, or Employee of the Corporation or having served at the Corporation's request as such director, officer, partner, member or employee of any other business organization or association, or in connection with any appeal therein, provided a determination is made by majority vote of a disinterested quorum of the Board of Directors (a) that such a person acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and (b) that, in any matter the subject of criminal action, suit or proceeding, such person had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself create a presumption that the person did not act in good faith in any manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful. Such right of indemnification shall not be deemed exclusive of any other rights to which such person may be entitled. The manner by which the right to indemnification shall be determined in the absence of a disinterested quorum of the Board of Directors shall be set forth in the Code of Regulations or in such other manner as permitted by law. Each former, present, and future Director, Officer or Employee of the Corporation (and his heirs, executors or administrators) who serves at the Corporation's request as a director, officer, partner, member or employee of another corporation, partnership or business organization or association of any type whatsoever shall be indemnified by the Corporation against reasonable expenses, including attorneys' fees, actually and reasonably incurred by him in connection with the defense or settlement of any contemplated, pending or threatened action, suit or proceeding, by or in the right of the Corporation to procure a judgment in its favor, to which he is or may be a party by reason of being or having been such Director, Officer or Employee of the Corporation or having served at the Corporation's request as such director, officer, partner, member or employee of any other business organization or association, or in connection with any appeal therein, provided a determination is made by majority vote of a disinterested quorum of the Board of Directors (a) that such person was not, and has not been adjudicated to have been negligent or guilty of misconduct in the performance of his duty to the Corporation or to such other business organization or association, and (b) that such person acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation. Such right of indemnification shall not be deemed exclusive of any other rights to which such person may be entitled. The manner by which the right of indemnification shall be determined in the absence of a disinterested quorum of the Board of Directors shall be as set forth in the Code of Regulations or in such other manner as permitted by law.

In addition, Article XII of the Depositor's Code of Regulations states as follows:

      If any director, officer or employee of the Corporation may be entitled to indemnification by reason of Article Sixth of the Amended Articles of Corporation, indemnification shall be made upon either (a) a determination in writing of the majority of disinterested directors present, at a meeting of the Board at which all disinterested directors present constitute a quorum, that the director, officer or employee in question was acting in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of this Corporation or of such other business organization or association in which he served at the Corporation's request, and that, in any matter which is the subject of a criminal action, suit or proceeding, he had no reasonable cause to believe that his conduct was unlawful and in an action by or in the right of the Corporation to procure a judgment in its favor that such person was not and has not been adjudicated to have been negligent or guilty of misconduct in the performance of his duty to the Corporation or to such other business organization or association; or (b) if the number of all disinterested directors would not be sufficient at any time to constitute a quorum, or if the number of disinterested directors present at two consecutive meetings of the Board has not been sufficient to constitute a quorum, a determination to the same effect as set forth in the foregoing clause (a) shall be made in a written opinion by independent legal counsel other than an attorney, or a firm having association with it an attorney, who has been retained by or who has performed services for this Corporation, or any person to be indemnified within the past five years, or by the majority vote of the policyholders, or by the Court of Common Pleas or the court in which such action, suit or proceeding was brought. Prior to making any such determination, the Board of Directors shall first have received the written opinion of General Counsel that a number of directors sufficient to constitute a quorum, as named therein, are disinterested directors. Any director who is a party to or threatened with the action, suit or proceeding in question, or any related action, suit or proceeding, or has had or has an interest therein adverse to that of the Corporation, or who for any other reason has been or would be affected thereby, shall not be deemed a disinterested director and shall not be qualified to vote on the question of indemnification. Anything in this Article to the contrary notwithstanding, if a judicial or administrative body determines as part of the settlement of any action, suit or proceeding that the Corporation should indemnify a director, officer or employee for the amount of the settlement, the Corporation shall so indemnify such person in accordance with such determination. Expenses incurred with respect to any action, suit or proceeding which may qualify for indemnification may be advanced by the Corporation prior to final disposition thereof upon receipt of an undertaking by or on behalf of the director, officer or employee to repay such amount if it is ultimately determined hereunder that he is not entitled to indemnification or to the extent that the amount so advanced exceeds the indemnification to which he is ultimately determined to be entitled.

ITEM 29.  PRINCIPAL UNDERWRITERS

The principal underwriter of the Registrant's securities is Ohio National Equities, Inc. ("ONEQ"). ONEQ is a wholly-owned subsidiary of the Depositor. ONEQ also serves as the principal underwriter of securities issued by Ohio National Variable Accounts A and B, other separate accounts of the Depositor which are registered as unit investment trusts; and Ohio National Variable Account R, a separate account of the Depositor's subsidiary, Ohio National Life Assurance Corporation, which separate account is also registered as a unit investment trust.

The directors and officers of ONEQ are:


      Name                                 Position with ONEQ
      ----                                 -----------------------

      David B. O'Maley                     Chairman and Director
      John J. Palmer                       President and Director
      Thomas A. Barefield                  Senior Vice President
      Trudy K. Backus                      Vice President and Director
      Michael Haverkamp                    Secretary and Director

      Barbara A. Turner                    Vice President of Operations &
                                           Comptroller and Treasurer
      James I. Miller II                   Vice President and Director
      Marcus L. Collins                    Assistant Secretary
      Cletus L. Davis                      Tax Officer
      Robert K. Gongwer                    Tax Officer

The principal business address of each of the foregoing is One Financial Way, Montgomery, Ohio 45242.

During the last fiscal year, ONEQ received the following commissions and other compensation, directly or indirectly, from the Registrant:


Net Underwriting                 Compensation
Discounts and                   on Redemption                  Brokerage
Commissions                    or Annuitization               Commissions            Compensation
-----------                    ----------------               -----------            ------------
$204,951                            None                          None                   None


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

The books and records of the Registrant which are required under Section 31(a) of the 1940 Act and Rules thereunder are maintained in the possession of the following persons:

(1)      Journals and other records of original entry:

         The Ohio National Life Insurance Company ("Depositor")
         One Financial Way
         Montgomery, Ohio  45242

         U.S. Bank, N.A. ("Custodian")
         425 Walnut Street
         Cincinnati, Ohio 45202
(2)      General and auxiliary ledgers:

         Depositor and Custodian

(3)      Securities records for portfolio securities:

         Custodian

(4)      Corporate charter, by-laws and minute books:

         Registrant has no such documents.

(5)      Records of brokerage orders:

         Not applicable.

(6)      Records of other portfolio transactions:

         Custodian

(7)      Records of options:

         Not applicable

(8)      Records of trial balances:

         Custodian

(9)      Quarterly records of allocation of brokerage orders and commissions:

         Not applicable

(10) Records identifying persons or group authorizing portfolio transactions:

         Depositor

(11)     Files of advisory materials:

         Not applicable

(12)     Other records

         Custodian and Depositor

ITEM 31.  MANAGEMENT SERVICES

Not applicable.

ITEM 32.  UNDERTAKINGS AND REPRESENTATIONS

Pursuant to Section 26(f)(2)(A) of the Investment Company Act of 1940, as amended, the Registrant by its Depositor, The Ohio National Life Insurance Company, hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The Ohio National Life Insurance Company.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant, Ohio National Variable Account D, certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) and has caused this post-effective amendment to the registration statement to be signed on its behalf in the City of Montgomery and the State of Ohio on this 27th day of April, 2006.



                        OHIO NATIONAL VARIABLE ACCOUNT D
                                (Registrant)

                        By THE OHIO NATIONAL LIFE INSURANCE COMPANY
                                    (Depositor)


                        By  /s/ John J. Palmer
                           --------------------------------------
                         John J. Palmer, Vice Chairman

Attest:

/s/Marc L. Collins
------------------------------------
Marc L. Collins
Second Vice President
and Counsel




As required by the Securities Act of 1933 and the Investment Company Act of 1940, the depositor, The Ohio National Life Insurance Company, has caused this post-effective amendment to the registration statement to be signed on its behalf in the City of Montgomery and the State of Ohio on the 27th day of April, 2006.



                    THE OHIO NATIONAL LIFE INSURANCE COMPANY
                                    (Depositor)


                    By  /s/ John J. Palmer
                       ----------------------------------------
                      John J. Palmer, Vice Chairman

Attest:


/s/Marc L. Collins
---------------------------------
Marc L. Collins
Second Vice President
and Counsel

As required by the Securities Act of 1933, this post-effective amendment to the registration statement has been signed below by the following persons in the capacities and on the dates indicated.


Signature                                  Title                                     Date
---------                                  -----                                     ----
/s/ David B. O'Maley                       Chairman, President,                 April 27, 2006
----------------------                     Chief Executive Officer
 David B. O'Maley                          and Director


*s/ Jack E. Brown                          Director                             April 27, 2006
----------------------
 Jack E. Brown


*s/ William R. Burleigh                    Director                             April 27, 2006
-----------------------
 William R. Burleigh


*s/ Victoria B. Buyniski Gluckman          Director                             April 27, 2006
---------------------------------
 Victoria B. Buyniski  Gluckman


                                           Director
---------------------------------
George E. Castrucci


*s/ Raymond R. Clark                       Director                             April 27, 2006
----------------------
 Raymond R. Clark

                                           Director
----------------------
 Thomas G. Cody

s/ Ronald J. Dolan                         Director, Principal                  April 27, 2006
----------------------                     Financial and Accounting
Ronald J. Dolan                            Officer

                                           Director
----------------------
 John W. Hayden

*s/ James F. Orr                           Director                             April 27, 2006
----------------------
 James F. Orr


s/ John J. Palmer                          Director                             April 27, 2006
----------------------
 John J. Palmer

                                           Director
----------------------
 John R. Phillips

s/ D. Gates Smith                          Director                             April 27, 2006
----------------------
 D. Gates Smith




*By s/ John J. Palmer
   ----------------------------
   John J. Palmer, Attorney in Fact pursuant to Powers of Attorney, copies of which are filed as exhibits to the Registrant's registration statement.

                         INDEX OF CONSENTS AND EXHIBITS



                                                                                                Page Number in
Exhibit                                                                                         Sequential
Number                  Description                                                             Numbering System
------                  -----------                                                             ----------------


                        Consent of KPMG LLP
(9)                     Opinion of Counsel


            CONSENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors of The Ohio National Life Insurance Company:


We consent to use of our reports for Ohio National Variable Account D dated February 20, 2006, and for The Ohio National Life Insurance Company and subsidiaries dated April 24, 2006, included herein and to the reference to our firm under the heading "Independent Registered Public Accounting Firm" in the Statement of Additional Information in post-effective amendment no. 20 to File No. 33-81784. The report of KPMG LLP covering the December 31, 2005 consolidated financial statements of The Ohio National Life Insurance Company and subsidiaries refers to the adoption of AICPA Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Non-Traditional Long-Duration Contracts and for Separate Accounts, in 2004 and a change in the method of accounting for embedded reinsurance derivatives in 2003.



/s/ KPMG LLP

Columbus, Ohio
April 27, 2006